     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 1998

                                                       REGISTRATION NO. 33-41830
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                         POST-EFFECTIVE AMENDMENT NO. 7

                                       TO


                                    FORM S-6


                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                            ------------------------

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                             (EXACT NAME OF TRUST)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------

                            BARRY G. SKOLNICK, ESQ.
                    Senior Vice President & General Counsel
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)
                            ------------------------
                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.

                            KIMBERLY J. SMITH, ESQ.


                        SUTHERLAND, ASBILL & BRENNAN LLP

                          1275 PENNSYLVANIA AVENUE, NW

                           WASHINGTON, DC 20004-2415

                            ------------------------

     It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)

     [X] on May 1, 1998 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


     Title of Securities Being Registered: Units of Interest in Flexible Premium Variable Life Insurance Contracts.


     Check box if it is proposed that the filing will become effective on (date) at (time) pursuant to Rule 487 [ ]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                      MERRILL LYNCH LIFE INSURANCE COMPANY

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

N-8B-2 ITEM                      CAPTION IN PROSPECTUS
-----------                      ---------------------
     1        Cover Page
     2        Cover Page
     3        Summary of the Contract (The Investment Divisions); Facts
              About the Separate Account, the Funds, the Zero Trusts and
              Merrill Lynch Life
     4        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S); More
              About the Contract (Selling the Contracts)
     5        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S); More
              About Merrill Lynch Life Insurance Company
     6        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S); More
              About the Separate Account and its Divisions (Charges to
              Fund Assets)
     7        Not Applicable
     8        Not Applicable
     9        More About Merrill Lynch Life Insurance Company (Legal
              Proceedings)
    10        Summary of the Contract; Facts About the Contract; More
              About the Contract; More About the Separate Account and its
              Divisions
    11        Summary of the Contract (The Investment Divisions); Facts
              About the Separate Account, the Funds, the Zero Trusts and
              Merrill Lynch Life; More About the Separate Account and its
              Divisions (About the Separate Account; the Zero Trusts)
    12        Summary of the Contract (The Investment Divisions); Facts
              About the Separate Account, the Funds, the Zero Trusts and
              Merrill Lynch Life; More About the Separate Account and its
              Divisions
    13        Summary of the Contract (Loans; Fees and Charges); Facts
              About The Contract [Charges Deducted from your Investment
              Base; Charges to the Separate Account; Guarantee Period; Net
              Cash Surrender Value; Loans; Partial Withdrawals; Death
              Benefit Proceeds; Payment of Death Benefit Proceeds; Your
              Right to Cancel ("Free Look" Period) or Exchange]; More
              About the Contract; More About the Separate Account and its
              Divisions (Charges to Fund Assets)
    14        Facts About the Contract (Purchasing a Contract; Planned
              Payments); More About the Contract (Other Contract
              Provisions)
    15        Summary of the Contract (Availability and Payments); Facts
              About the Contract (Initial Payment; Making Additional
              Payments); More About the Contract (Income Plans)
    16        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life; More About the Separate Account and
              its Divisions
    17        Summary of the Contract [Net Cash Surrender Value and Cash
              Surrender Value; Right to Cancel ("Free Look" Period) or
              Exchange; Partial Withdrawals]; Facts About the Contract
              [Net Cash Surrender Value; Partial Withdrawals; Right to
              Cancel ("Free Look" Period) or Exchange]; More About the
              Contract (Some Administrative Procedures)
    18        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life; More About the Separate Account and
              its Divisions
    19        More About Merrill Lynch Life Insurance Company
    20        More About the Separate Account and its Divisions (Charges
              Within the Account; Charges to Fund Assets)

N-8B-2 ITEM                      CAPTION IN PROSPECTUS
-----------                      ---------------------
    21        Summary of the Contract (Loans); Facts About the Contract
              (Loans)
    22        Not Applicable
    23        Not Applicable
    24        Not Applicable
    25        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S); More
              About Merrill Lynch Life Insurance Company
    26        Not Applicable
    27        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S); More
              About Merrill Lynch Life Insurance Company
    28        More About Merrill Lynch Life Insurance Company
    29        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S)
    30        Not Applicable
    31        Not Applicable
    32        Not Applicable
    33        Not Applicable
    34        Not Applicable
    35        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S)
    36        Not Applicable
    37        Not Applicable
    38        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S); More
              About the Contract (Selling the Contracts)
    39        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S); More
              About the Contract (Selling the Contracts)
    40        Not Applicable
    41        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S); More
              About the Contract (Selling the Contracts)
    42        Not Applicable
    43        Not Applicable
    44        Facts About the Contract; More About the Contract
    45        Not Applicable
    46        Summary of the Contract; Facts About the Contract (Net Cash
              Surrender Value; Partial Withdrawals)
    47        Summary of the Contract (The Investment Divisions); Facts
              About the Separate Account, the Funds, the Zero Trusts and
              Merrill Lynch Life; More About the Separate Account and its
              Divisions
    48        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S); More
              About the Contract (Selling the Contracts)
    49        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S); More
              About the Contract (Selling the Contracts)
    50        Not Applicable
    51        Facts About the Contract; More About the Contract
    52        Facts About the Separate Account, the Funds, the Zero Trusts
              and Merrill Lynch Life (Merrill Lynch Life and MLPF&S); More
              About the Contract (Selling the Contracts)

N-8B-2 ITEM                      CAPTION IN PROSPECTUS
-----------                      ---------------------
    53        More About the Contract (Tax Considerations; Merrill Lynch
              Life's Income Taxes)
    54        Not Applicable
    55        Not Applicable
    56        Not Applicable
    57        Not Applicable
    58        Not Applicable
    59        More About Merrill Lynch Life Insurance Company (Financial
              Statements)

PROSPECTUS

MAY 1, 1998


                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 9025
                     SPRINGFIELD, MASSACHUSETTS 01102-9025
                                1414 MAIN STREET
                     SPRINGFIELD, MASSACHUSETTS 01144-1007
                             PHONE: (800) 354-5333
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus is for a flexible premium variable life insurance contract (the "Contract") offered by Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), a subsidiary of Merrill Lynch & Co., Inc. It describes contracts which, at the time of issue, generally are modified endowment contracts under federal tax law. A prospective contract owner who wants to purchase a contract that is not a modified endowment contract should consult a Merrill Lynch registered representative. Because the Contract generally is a modified endowment contract, any loan, partial withdrawal, capitalized interest, collateral assignment, or surrender may result in adverse tax consequences and/or penalties. However, a contract owner should not be considered in constructive receipt of the cash surrender value of the Contract, including increases, unless and until he or she is in actual receipt of distributions from the Contract.


Generally, through the first 14 days following the in force date, the initial payment will be invested only in the investment division of the Merrill Lynch Variable Life Separate Account (the "Separate Account") investing in the Money Reserve Portfolio. Thereafter, the investment base will be reallocated to any five of the 37 investment divisions of the Separate Account, a Merrill Lynch Life separate investment account available under the Contract. The investments available through the investment divisions include ten mutual fund portfolios of the Merrill Lynch Series Fund, Inc.; seven mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc.; two mutual fund portfolios of the AIM Variable Insurance Funds, Inc.; one mutual fund portfolio of the Alliance Variable Products Series Fund, Inc.; two mutual fund portfolios of the MFS Variable Insurance Trust; and fifteen unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities. Currently, the contract owner may change his or her investment allocation as many times as desired.



The Contract provides an estate benefit through life insurance coverage on the insured. Merrill Lynch Life guarantees that coverage will remain in force for life, or for a shorter time if the face amount chosen is above the minimum face amount required for the initial payment. During this guarantee period, Merrill Lynch Life will terminate the Contract only if the debt exceeds certain contract values. After the guarantee period, the Contract will remain in force as long as there is not excessive debt and as long as the cash surrender value is sufficient to cover the charges due. While the Contract is in force, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the current face amount.


Contract owners may also purchase a Contract to provide insurance coverage on the lives of two insureds with proceeds payable upon the death of the last surviving insured.

Contract owners may make additional payments subject to certain conditions, change the face amount of their Contract, turn in the Contract for its net cash surrender value and make partial withdrawals. The net cash surrender value will vary with the investment results of the investment divisions chosen. Merrill Lynch Life doesn't guarantee any minimum cash surrender value.

It may not be advantageous to replace existing insurance with the Contract. Within certain limits, the Contract may be returned or exchanged for a contract with benefits that do not vary with the investment results of a separate account.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE LIFE INSURANCE CONTRACT, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. MERRILL LYNCH LIFE DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

LIFE INSURANCE IS INTENDED TO BE A LONG TERM INVESTMENT. CONTRACT OWNERS SHOULD EVALUATE THEIR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.

PARTIAL WITHDRAWALS AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE THE CONTRACT OWNER ATTAINS AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX. LOANS UNDER THE CONTRACT ARE ALSO GENERALLY TAXABLE AND SUBJECT TO THE 10% FEDERAL PENALTY TAX IF TAKEN BEFORE AGE 59 1/2.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC.; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS, INC.; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS VARIABLE INSURANCE TRUST; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
IMPORTANT TERMS.............................................    5
SUMMARY OF THE CONTRACT
  Purpose of the Contract...................................    6
  Availability and Payments.................................    6
  Joint Insureds............................................    7
  CMA(R) Insurance Service..................................    7
  The Investment Divisions..................................    7
  How the Death Benefit Varies..............................    7
  How the Investment Base Varies............................    7
  Net Cash Surrender Value and Cash Surrender Value.........    8
  Illustrations.............................................    8
  Replacement of Existing Coverage..........................    8
  Right to Cancel ("Free Look" Period) or Exchange..........    8
  How Death Benefit and Cash Surrender Value Increases are
     Taxed..................................................    8
  Partial Withdrawals.......................................    8
  Loans.....................................................    9
  Fees and Charges..........................................    9
FACTS ABOUT THE SEPARATE ACCOUNT, THE FUNDS, THE ZERO TRUSTS
 AND MERRILL LYNCH LIFE
  The Separate Account......................................   10
  The Series Fund...........................................   10
  The Variable Series Funds.................................   11
  The AIM V.I. Funds........................................   12
  The Alliance Fund.........................................   13
  The MFS Trust.............................................   13
  Certain Risks of the Funds................................   14
  The Zero Trusts...........................................   14
  Merrill Lynch Life and MLPF&S.............................   15
FACTS ABOUT THE CONTRACT
  Who May be Covered........................................   15
  Initial Payment...........................................   16
  Making Additional Payments................................   17
  Changing the Face Amount..................................   19
  Investment Base...........................................   19
  Charges Deducted from the Investment Base.................   20
  Charges to the Separate Account...........................   22
  Charges to Fund Assets....................................   23
  Guarantee Period..........................................   24
  Net Cash Surrender Value..................................   24
  Partial Withdrawals.......................................   25
  Loans.....................................................   25
  Death Benefit Proceeds....................................   26
  Payment of Death Benefit Proceeds.........................   27
  Right to Cancel ("Free Look" Period) or Exchange..........   28
  Reports to Contract Owners................................   28
MORE ABOUT THE CONTRACT
  Using the Contract........................................   28
  Some Administrative Procedures............................   30
  Other Contract Provisions.................................   31
  Income Plans..............................................   32
  Group or Sponsored Arrangements...........................   33

                                                              PAGE
                                                              ----
  Unisex Legal Considerations for Employers.................   33
  Selling the Contracts.....................................   34
  Tax Considerations........................................   34
  Merrill Lynch Life's Income Taxes.........................   37
  Reinsurance...............................................   38
MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS
  About the Separate Account................................   38
  Changes Within the Account................................   38
  Net Rate of Return for an Investment Division.............   38
  The Funds.................................................   39
  The Zero Trusts...........................................   41
ILLUSTRATIONS
  Illustrations of Death Benefits, Investment Base, Cash
   Surrender Values and Accumulated Payments................   41
EXAMPLES
  Additional Payments.......................................   48
  Changing the Face Amount..................................   48
  Partial Withdrawals.......................................   49
JOINT INSUREDS..............................................   50
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY
  Directors and Executive Officers..........................   53
  Services Arrangement......................................   54
  State Regulation..........................................   54
  Year 2000.................................................   54
  Legal Proceedings.........................................   55
  Experts...................................................   55
  Legal Matters.............................................   55
  Registration Statements...................................   55
  Financial Statements......................................   55
  Financial Statements of Merrill Lynch Variable Life
     Separate Account.......................................  S-1
  Financial Statements of Merrill Lynch Life Insurance
     Company................................................  G-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

additional payment: is a payment which may be made after the "free look" period.

attained age: is the issue age of the insured plus the number of full years since the contract date.

cash surrender value:  is equal to the net cash surrender value plus any debt.

contract anniversary:  is the same date of each year as the contract date.

contract date: is used to determine processing dates, contract years and anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center. It is also referred to as the policy date.

death benefit: is the larger of the face amount and the variable insurance amount.

death benefit proceeds: are equal to the death benefit less any debt and less any overdue charges.

debt:  is the sum of all outstanding loans on a Contract plus accrued interest.

deferred contract loading: is chargeable to all payments for sales load, federal tax and premium tax charges. Merrill Lynch Life advances the amount of the loading to the divisions as part of the investment base. This loading is then deducted in equal installments on the next ten contract anniversaries following the date the payment is received and accepted. Merrill Lynch Life deducts the balance of the deferred contract loading not yet recouped in determining a Contract's net cash surrender value.

face amount: is the minimum death benefit as long as the Contract remains in force. The face amount will change if the change in face amount option is chosen; it may increase as a result of an additional payment; or it may decrease as a result of a partial withdrawal.

fixed base: is calculated like the cash surrender value except that 4% is substituted for the net rate of return, the guaranteed maximum cost of insurance rates are substituted for current rates and loans and repayments are not taken into account.

guarantee period: is the time guaranteed that the Contract will remain in force regardless of investment experience, unless the debt exceeds certain values. It is the period that a comparable fixed life insurance contract (same face amount, payments made, guaranteed mortality table and loading) would remain in force if credited with 4% interest per year.


in force date: is the date when the underwriting process is complete, the initial payment is received and outstanding contract amendments (if any) are received at the Service Center.


initial payment:  is the payment required to put the Contract into effect.

investment base: is the amount available under a Contract for investment in the Separate Account at any time. A contract owner's investment base is the sum of the amounts invested in each of the selected investment divisions.

investment division:  is any division in the Separate Account.

issue age: is the insured's age as of his or her birthday nearest the contract date.

net amount at risk: is the excess of the death benefit over the cash surrender value.

net cash surrender value: is equal to the investment base less the balance of any deferred contract loading not yet recouped and, depending on the date it is calculated, less all or a portion of certain other charges not yet deducted.

net single premium factor: is used to determine the amount of death benefit purchased by $1.00 of cash surrender value. Merrill Lynch Life uses this factor in the calculation of the variable insurance amount to make sure that the Contract always meets the guidelines of what constitutes a life insurance contract under the Internal Revenue Code.

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates after the contract date are the days when Merrill Lynch Life deducts charges from the investment base.

processing period:  is the period between consecutive processing dates.

variable insurance amount: is computed daily by multiplying the cash surrender value by the net single premium factor.

                            SUMMARY OF THE CONTRACT

PURPOSE OF THE CONTRACT

This variable life insurance contract offers a choice of investments and an opportunity for the Contract's investment base, net cash surrender value and death benefit to grow based on investment results.

Merrill Lynch Life doesn't guarantee that contract values will increase. Depending on the investment results of selected investment divisions, the investment base, net cash surrender value and death benefit may increase or decrease on any day. The contract owner bears the investment risk. Merrill Lynch Life guarantees to keep the Contract in force during the guarantee period, subject to the effect of any debt.

Life insurance is not a short term investment. The contract owner should evaluate the need for insurance and the Contract's long term investment potential and risks before purchasing a Contract.

The Contract should be purchased as a long-term investment designed to provide a death benefit. The Contract's net cash surrender value, as well as its death benefit, may be used to provide proceeds for various individual and business planning purposes. However, loans and partial withdrawals will affect the net cash surrender value and death benefit proceeds, and may cause the Contract to lapse; in addition, loans and partial withdrawals may be currently taxable. If the performance of the investment divisions to which investment base is allocated is not sufficient to provide funds for the specific planning purpose contemplated, or if insufficient payments are made or Contract values maintained, then the purchaser may not be able to utilize the Contract to achieve the purposes for which it was purchased. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract in connection with a specialized purpose, a purchaser should consider whether the long-term nature of the Contract, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purposes for which the Contract is being considered. Using a Contract for a specialized purpose may have tax consequences. (See "Tax Considerations" on page 34.)

AVAILABILITY AND PAYMENTS

The Contract is available in most jurisdictions in which Merrill Lynch Life does business. A Contract may be issued for an insured up to age 75 (or up to age 80 for joint insureds). Merrill Lynch Life will consider issuing Contracts for insureds above age 75 on an individual basis. A Contract can be purchased with a single payment. The minimum single payment for a Contract is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000 (but that payment may not be less than $2,000).

Subject to state regulation, contract owners may elect to pay planned periodic payments instead of a single payment. If so, the minimum initial planned periodic payment is $2,000 provided that the initial payment plus the planned payments elected in the application will total $10,000 or more during the first five contract years.

Merrill Lynch Life will not accept an initial payment that provides a guarantee period of less than one year.


Subject to certain conditions, contract owners may make additional payments (See "Making Additional Payments" on page 17.)


The Contract is not available to insure residents of certain municipalities in Kentucky where premium taxes in excess of a certain level are imposed.

For joint insureds, see modifications to this section on page 50.

JOINT INSUREDS


The Contract is also available to provide coverage on the lives of two insureds with a death benefit payable upon the death of the last surviving insured. Most of the discussions in this Prospectus referencing a single insured may also be read as though the single insured were the two insureds under a joint Contract. Those discussions which are different for joint insureds are noted accordingly. (See "Joint Insureds" on page 50.)


CMA(R) INSURANCE SERVICE

Contract owners who subscribe to the Merrill Lynch Cash Management Account(R) financial service ("CMA account") may elect to have their Contract linked to their CMA account electronically. Certain transactions will be reflected in monthly CMA account statements. Payments may be transferred to and from the Contract through a CMA account.

THE INVESTMENT DIVISIONS


Generally, through the first 14 days following the in force date, the initial payment will be invested only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Thereafter, the investment base will be reallocated to up to five of the 37 investment divisions in the Separate Account. (See "Changing the Allocation" on page 20.)



Payments are invested in investment divisions of the Separate Account. Ten investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the Merrill Lynch Series Fund, Inc. (the "Series Fund"). Seven investment divisions of the Separate Account invest exclusively in Class A shares of designated mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds"). One investment division of the Separate Account invests exclusively in shares of a designated mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the MFS Variable Insurance Trust (the "MFS Trust"). Each mutual fund portfolio has a different investment objective. The other fifteen investment divisions invest in units of designated unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts"). The contract owner's payments are not invested directly in the Series Fund, the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, or the MFS Trust (each, a "Fund"; collectively, the "Funds"); or in the Zero Trusts.


HOW THE DEATH BENEFIT VARIES

The death benefit equals the face amount or variable insurance amount, whichever is larger. It may increase or decrease on any day depending on the investment results of the investment divisions chosen by the contract owner. Death benefit proceeds are reduced by any debt.

HOW THE INVESTMENT BASE VARIES

A Contract's investment base is the amount available for investment at any time. On the contract date (usually the business day next following receipt of the initial payment at the Service Center), the investment base is equal to the initial payment. Afterwards, it varies daily based on investment performance of the investment divisions chosen. The contract owner bears the risk of poor investment performance and receives the benefit of favorable investment performance. Contract owners may wish to consider diversifying their investment in the Contract by allocating the investment base to two or more investment divisions.

------------------------------
Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce Fenner & Smith Incorporated.

NET CASH SURRENDER VALUE AND CASH SURRENDER VALUE

Contract owners may surrender their Contracts at any time and receive the net cash surrender value. On a contract anniversary, the net cash surrender value equals the investment base minus the balance of any deferred contract loading not yet deducted. The net cash surrender value varies daily based on investment performance of the investment divisions chosen and accrual of contract charges. Merrill Lynch Life doesn't guarantee any minimum net cash surrender value.

For purposes of certain computations under the Contract, Merrill Lynch Life uses the cash surrender value. It is calculated by adding the amount of any debt to the net cash surrender value.

ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. These rates are not guaranteed. They are illustrative only and should not be deemed a representation of past or future performance. Actual rates of return may be more or less than those reflected in the illustrations and, therefore, actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Before purchasing a Contract, the contract owner should ask his or her Merrill Lynch registered representative if changing, or adding to, current insurance coverage would be advantageous. Generally, it is not advisable to purchase another contract as a replacement for existing coverage. In particular, replacement should be carefully considered if the decision to replace existing coverage is based solely on a comparison of contract illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once the contract owner receives the Contract, he or she should review it carefully to make sure it is what he or she intended to purchase. Generally, a Contract may be returned for a refund within ten days after the contract owner receives it. Some states allow a longer period of time to return the Contract. If required by the contract owner's state, the Contract may be returned within the later of ten days after receiving it and 45 days from the date the application is completed. If the Contract is returned during the "free look" period, Merrill Lynch Life will refund the payment without interest.

A contract owner may also exchange his or her Contract within 18 months for a contract with benefits that do not vary with the investment results of a separate account.

HOW DEATH BENEFIT AND CASH SURRENDER VALUE INCREASES ARE TAXED


Under current federal tax law, life insurance contracts receive tax-favored treatment. The death benefit is fully excludable from the beneficiary's gross income for federal income tax purposes, according to Section 101(a)(1) of the Internal Revenue Code. A contract owner is not taxed on any increase in the cash surrender value while a life insurance contract remains in force. In most cases, the Contract will be a modified endowment contract. If a Contract is a modified endowment contract, certain distributions made during an insured's lifetime, such as loans and partial withdrawals from, and collateral assignments of, the Contract are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the contract owner attains age 59 1/2. Contracts that are not modified endowment contracts receive preferential tax treatment with respect to certain distributions. For a discussion of the tax issues associated with this Contract, including distributions under the Contract, see "Tax Considerations -- Tax Treatment of Loans and Other Distributions" on page 35.


PARTIAL WITHDRAWALS


Beginning in Contract year two, the contract owner may withdraw up to 80% of the net cash surrender value. (See "Partial Withdrawals" on page 25.)

LOANS

A contract owner may borrow against his or her Contract. The maximum amount that can be borrowed at any time is the difference between the loan value and the debt. (See "Loans" on page 25.)


Loans are deducted from the amount payable on surrender of the Contract and are also subtracted from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS CAPITALIZED AND ADDED TO THE OUTSTANDING LOAN AMOUNT. If the Contract is a modified endowment contract, the amount of capitalized interest will be treated as a taxable distribution. Depending upon investment performance of the divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses with a loan outstanding, adverse tax consequences may result. Policy debt is considered part of total cash value which is used to calculate gain. (See "Tax Considerations -- Tax Treatment of Loans and Other Distributions" on page 35.)


FEES AND CHARGES

Investment Base Charges. Merrill Lynch Life invests the entire amount of all premium payments in the Separate Account. It then deducts certain charges from the investment base on processing dates. The charges deducted are as follows:

     - deferred contract loading equals 9% of each payment. It consists of a sales load of 4.5%, a charge for federal taxes of 2% and a state and local premium tax charge of 2.5%. For joint insureds the deferred contract loading equals 11% of each payment and consists of a sales load of 6.5%, a charge for federal taxes of 2% and a state and local premium tax charge of 2.5%. Deferred contract loading is deducted in equal installments of .90% (1.1% for joint insureds) of each payment. The deduction is taken on the ten contract anniversaries following the date Merrill Lynch Life receives and accepts the payment. However, Merrill Lynch Life subtracts the balance of the deferred contract loading not yet deducted in determining a Contract's net cash surrender value. Thus, this balance is deducted in determining the amount payable on surrender of the Contract.


     - on all processing dates after the contract date, Merrill Lynch Life makes deductions for mortality cost (see "Mortality Cost" on page 21); and


     - on each contract anniversary, Merrill Lynch Life makes deductions for the net loan cost if there has been any debt during the prior year. It equals a maximum of 2.0% of the debt per year (see "Charges Deducted From the Investment Base" on page 20).

Separate Account Charges. There are certain charges deducted daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - an asset charge designed to cover mortality and expense risks deducted from all investment divisions, which is equivalent to .90% annually at the beginning of the year; and

     - a trust charge deducted from only those investment divisions investing in the Zero Trusts, which is currently equivalent to .34% annually at the beginning of the year and will never exceed .50% annually.


Advisory Fees. The portfolios in the Funds pay monthly advisory fees and other expenses. (See "Charges to Fund Assets" on page 23.)


This summary is intended to provide only a very brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and in the Contract. The Contract together with its attached applications, medical exam(s), amendments, riders, and endorsements constitutes the entire agreement between the contract owner and Merrill Lynch Life and should be retained.

For the definition of certain terms used in this Prospectus, see "Important Terms" on page 5.

                  FACTS ABOUT THE SEPARATE ACCOUNT, THE FUNDS,
                    THE ZERO TRUSTS, AND MERRILL LYNCH LIFE

THE SEPARATE ACCOUNT

The Separate Account is a separate investment account established by Merrill Lynch Life on November 16, 1990. It is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. It meets the definition of a separate account under the federal securities laws. The Separate Account is used to support the Contract as well as to support other variable life insurance contracts issued by Merrill Lynch Life.

Merrill Lynch Life owns all of the assets in the Separate Account. The assets of the Separate Account are kept separate from Merrill Lynch Life's general account and any other separate accounts it may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business Merrill Lynch Life conducts.

Obligations to contract owners and beneficiaries that arise under the Contract are obligations of Merrill Lynch Life. Income, gains, and losses, whether or not realized, from assets allocated are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of Merrill Lynch Life. As required, the assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the assets exceed the required reserves and other Contract liabilities, (which will always be at least equal to the aggregate contract value allocated to the Separate Account under the Contracts), Merrill Lynch Life may transfer the excess to its general account.


There are currently 37 investment divisions in the Separate Account. Ten invest in shares of a specific portfolio of the Series Fund. Seven invest in Class A shares of a specific portfolio of the Variable Series Funds. Two invest in shares of a specific portfolio of the AIM V.I. Funds. One invests in shares of a specific portfolio of the Alliance Fund. Two invest in shares of a specific portfolio of the MFS Trust. Fifteen invest in units of a specific Zero Trust. Complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio (including specific risks associated with investment in the High Yield Portfolio of the Series Fund) can be found in the accompanying prospectuses. They should be read in conjunction with this Prospectus.



The investment objectives and policies of certain of these underlying portfolios may be similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the underlying portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the underlying portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.


THE SERIES FUND


The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.


Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.



Long-Term Corporate Bond Portfolio primarily seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in debt securities that have a rating within the three highest grades of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").



High Yield Portfolio primarily seeks as high a level of current income as is believed to be consistent with prudent management. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").


Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.

Growth Stock Portfolio seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of aggressive growth companies considered to have special investment value.

Multiple Strategy Portfolio seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.

Natural Resources Portfolio seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

Global Strategy Portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.


MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets" on page 23.)


THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Seven of its 18 mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the seven available Variable Series Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.



Basic Value Focus Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.


Global Bond Focus Fund (formerly the World Income Focus Fund) seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.


Global Utility Focus Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



International Equity Focus Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.


Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.


Special Value Focus Fund (formerly the Equity Growth Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.


Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").


The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets" on page 23.)


THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.


AIM V.I. Capital Appreciation Fund seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. The portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.


AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. The investment division corresponding to this Fund should not be selected by contract owners who seek income as their primary investment objective.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, is a wholly owned subsidiary of A I M Management Group Inc., a holding company engaged in the financial services business and an indirect wholly owned subsidiary of AMVESCAP PLC. AIM is a registered adviser under the Investment Advisers Act of 1940. AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 50 investment company portfolios (including the AIM V.I. Funds) encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets" on page 23.)


THE ALLIANCE FUND

The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). One of its mutual fund portfolios is currently available through the Separate Account. The investment objective of the available Alliance Fund portfolio is described below. There is no guarantee that this portfolio will be able to meet its investment objective.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.


Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, is a registered adviser under the Investment Advisers Act of 1940. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets" on page 23.)


THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

MFS Emerging Growth Series seeks to provide long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's objective of long-term growth of capital.

MFS Research Series seeks to provide long-term growth of capital and future income. The portfolio securities of the MFS Research Series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of MFS. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective within their assigned industry responsibility.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, and is a registered adviser under the Investment Advisers Act of 1940. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets" on page 23.)


CERTAIN RISKS OF THE FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.

In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.


In selecting investments for the AIM V.I. Capital Appreciation Fund, AIM is particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this portfolio may fluctuate widely. Any income received from securities held by the portfolio will be incidental, and a contract owner should not consider a purchase of shares of the portfolio as equivalent to a complete investment program.


For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.


Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.


THE ZERO TRUSTS

The Zero Trusts was formed to provide safety of capital and a high yield to maturity. It seeks this through U.S. Government-backed investments which make no periodic interest payments and, therefore, are purchased at a deep discount. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

     - coupons stripped from U.S. debt obligations; and

     - receipts and certificates for such stripped debt obligations and coupons.


The Zero Trusts currently available have maturity dates in years 1999 through 2011, 2013 and 2014.


Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units when Merrill Lynch Life needs to sell them to pay benefits and make reallocations. Merrill Lynch Life pays the sponsor a fee for these transactions and is reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts" on page 22.)

MERRILL LYNCH LIFE AND MLPF&S

Merrill Lynch Life is a stock life insurance company organized under the laws of the State of Washington in 1986 and redomesticated under the laws of the State of Arkansas in 1991. It is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. Merrill Lynch Life is authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. It is also authorized to sell variable life insurance and variable annuities in most jurisdictions.


MLPF&S is a wholly owned subsidiary of Merrill Lynch & Co., Inc. and provides a broad range of securities brokerage and investment banking services in the United States. It provides marketing services for Merrill Lynch Life and is the principal underwriter of the Contracts issued through the Separate Account. Merrill Lynch Life retains MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts" on page 34.)


                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

The Contract is available in most jurisdictions in which Merrill Lynch Life does business. A Contract may be issued for an insured up to issue age 75. Merrill Lynch Life will consider issuing Contracts for insureds above age 75 on an individual basis. The insured's issue age is his or her age as of the birthday nearest the contract date. The insured must meet Merrill Lynch Life's medical and other underwriting requirements.

Merrill Lynch Life uses two methods of underwriting:

          - simplified underwriting, with no physical exam; and

          - para-medical or medical underwriting with a physical exam.

The initial payment plus any planned periodic payments elected and the age and sex (except where unisex rates are required by state law) of the insured determine whether Merrill Lynch Life will do underwriting on a simplified or medical basis. The maximum initial payment plus any planned payments that will be underwritten on a simplified basis is set out in the chart below:

                   AGE                 MAXIMUM
                   ---                 -------
    0-29.............................  $ 25,000
    30-39............................    40,000
    40-49............................    50,000
    50-59............................   100,000
    60-75............................   120,000


However, if the face amount is above the minimum face amount required for an initial payment (see "Selecting the Initial Face Amount" below), Merrill Lynch Life will also take the net amount at risk into account in determining the method of underwriting.



Merrill Lynch Life assigns insureds to underwriting classes which determine the current cost of insurance rates used in calculating mortality cost deductions. In assigning insureds to underwriting classes, Merrill Lynch Life distinguishes between those insureds underwritten on a simplified basis and those on a para-medical or medical basis. Under both the simplified and medical underwriting methods, Contracts may be issued on insureds either in the standard or non-smoker underwriting class. Contracts may also be issued on insureds in a substandard underwriting class. For a discussion of the effect of underwriting classification on mortality cost deductions, see "Mortality Cost" on page 21.


For joint insureds, see modifications to this section on page 50.

INITIAL PAYMENT


To purchase a Contract, the contract owner must complete an application and make a payment. The payment is required to put the Contract into effect. This Prospectus is for a Contract which generally is a modified endowment contract at the time of issue. The minimum single payment for a Contract is the lesser of
(a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000 (but that payment may not be less than $2,000). Contract owners may make additional payments which may, but need not be, under a periodic plan. (See "Making Additional Payments" on page 17.)


Merrill Lynch Life will not accept an initial payment for a specified face amount that will provide a guarantee period of less than one year.

Insurance coverage generally begins on the contract date, which is usually the next business day following receipt of the initial payment at Merrill Lynch Life's Service Center. Temporary life insurance coverage may be provided under the terms of a temporary insurance agreement. In accordance with Merrill Lynch Life's underwriting rules, in most states, temporary life insurance coverage may not exceed $300,000 and may not be in effect for more than 90 days. As provided for under state insurance law the contract-owner, to preserve insurance age, may be permitted to backdate the Contract. In no case may the contract date be more than six months prior to the date the application was completed. Charges for cost of insurance for the backdated period are deducted on the first processing date after the contract date.

For joint insureds, see modifications to this section on page 51.

Selecting the Initial Face Amount. Contract owners purchase a face amount of insurance with the initial payment. The face amount is based on the initial payment less the deferred contract loading. For a given initial payment contract owners may choose their initial face amount. The minimum face amount is the amount which will provide a guarantee period for the whole of life. If the face amount chosen is in excess of the minimum, the guarantee period will be shorter.

Initial Guarantee Period. The initial guarantee period for a Contract will be determined by the initial payment and face amount. The guarantee period is the period of time Merrill Lynch Life guarantees that the Contract will remain in force regardless of investment experience unless the debt exceeds certain values. The guarantee period is based on the guaranteed maximum cost of insurance rates in the Contract, the deferred contract loading and a 4% interest assumption. This means that for a given initial payment and face amount different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.

MAKING ADDITIONAL PAYMENTS

After the end of the "free look" period, contract owners may make additional payments. Payments may be made under a periodic plan. Payments may also be made which are not under a periodic plan. In Kentucky, no additional payments may be made until after the first contract year.

Payments Which are Not Under a Periodic Plan. Contract owners may make additional payments which are not under a periodic payment plan provided the attained age of the insured is not over 80. Additional payments may be made at any time up to four times each contract year and must be submitted with an Application for Additional Payment. The minimum Merrill Lynch Life will accept for these payments is $500. They may be made whether or not the contract owner is making planned payments.

Merrill Lynch Life may require satisfactory evidence of insurability before a payment is accepted if the payment immediately increases the net amount at risk under the Contract, if the contract owner is otherwise making planned payments or if the guarantee period at the time of the payment is one year or less. Currently, Merrill Lynch Life will not accept an additional payment which is not under a periodic plan where the evidence of insurability would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

If an additional payment requires evidence of insurability, Merrill Lynch Life will invest that payment in the division investing in the Money Reserve Portfolio. The additional payment will be invested in this division on the business day next following receipt at the Service Center. Once the underwriting is completed and the payment is accepted, the payment invested in the Money Reserve Portfolio will automatically be allocated either according to instructions or, if no instructions have been received, proportionately to the investment base in the Contract's investment divisions.


Payments Under a Periodic Plan. Contract owners may elect to make planned periodic payments subject to the rules discussed below. Failure to pay planned payments will not necessarily cause a Contract to lapse. Conversely, unless the guarantee period is in effect, PAYING ALL PLANNED PAYMENTS ON A TIMELY BASIS DOES NOT GUARANTEE THAT A CONTRACT WILL NOT LAPSE. After the end of the guarantee period, Merrill Lynch Life may cancel a Contract if the cash surrender value on a processing date is negative. (See "Guarantee Period" on page 24.)



Contract owners elect the amount, duration and frequency of the payments but the minimum planned payment (including the initial payment) is $2,000 per contract year and the amounts elected must be level. In any one year the maximum amount of the planned payments elected cannot exceed the initial payment. Currently, the duration of a plan cannot exceed five years.


Under a periodic payment plan, as long as the initial payment plus the planned payments elected will total $10,000 or more during the first five contract years, the minimum initial payment is $2,000.

Contract owners may elect a periodic plan in the application. The amount and duration of the payments elected, as well as other factors, such as the face amount specified and the insured's age and sex (except where unisex rates are required by state law), will affect whether Merrill Lynch Life will do underwriting on a simplified or medical basis. Once the elected plan is approved, the planned payments may be made at any time without any additional evidence of insurability unless it increases the face amount.

Contract owners may elect a periodic plan at a date later than in the application. The amount and duration of the payments elected, as well as other factors such as the current death benefit and the insured's age and sex (except where unisex rates are required by state law), will affect whether Merrill Lynch Life will require additional evidence of insurability. Currently, Merrill Lynch Life will not allow the later election of a plan where additional evidence of insurability would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

Contract owners may elect to make planned payments annually, semiannually or quarterly. Payments may also be made on a monthly basis if the contract owner authorizes Merrill Lynch Life to deduct the payment from his or her checking account (pre-authorized checking) or to withdraw the payment from his or her CMA account. Merrill Lynch Life reserves the right to change or discontinue payment deduction procedures. If a contract owner has the CMA Insurance Service, planned payments under any of the above frequencies may be withdrawn automatically from his or her CMA account and transferred to his or her Contract. The withdrawals will continue under the plan specified until Merrill Lynch Life is notified otherwise. For planned payments not being made under pre-authorized checking or withdrawn from a CMA account, Merrill Lynch Life will send the contract owner reminder notices.

Merrill Lynch Life may require satisfactory evidence of insurability before the contract owner will be permitted to make any payments under a periodic payment plan if the payment increases the face amount of the Contract.

Contract owners may change the frequency, duration and the amount of planned payments by sending a written request to the Service Center. They may request one change in the amount, one change in the duration and one change in the frequency of payments each contract year. Satisfactory evidence of insurability may be required before the duration or the amount of planned payments can be increased. The evidence requirements will be based on the amount of the increase in payment and the duration, as well as other factors such as the current death benefit and the insured's age and sex (except where unisex rates are required by state law).

Effect of Additional Payments. Currently, any additional payment not requiring evidence of insurability generally will be accepted the day it is received. On the date Merrill Lynch Life receives and accepts an additional payment, whether under a periodic plan or not, Merrill Lynch Life will:

     - increase the Contract's investment base by the amount of the payment;

     - increase the deferred contract loading (see "Deferred Contract Loading" on page 20);


     - reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount" on page 27); and



     - increase the fixed base by the amount of the payment less the deferred contract loading applicable to the payment (see "The Contract's Fixed Base" on page 24).


If an additional payment requires evidence of insurability, once underwriting is completed and the payment is accepted, acceptance will be effective, and the additional payment will be reflected in contract values as described above, as of the next business day after the payment is received at the Service Center. In addition, planned payments received on the day prior to a due date will be credited on the due date to facilitate compliance with the 7-pay test; planned payments received more than one day prior to a due date will be returned to the contract owner with instructions for timing planned payments to facilitate compliance with the 7-pay test.

As of the processing date on or next following receipt and acceptance of an additional payment, Merrill Lynch Life will increase either the guarantee period or face amount or both. If the guarantee period prior to receipt and acceptance of an additional payment is less than for life, payments will first be used to extend the guarantee period. Any amount in excess of that required to extend the guarantee period to the whole of life or any subsequent additional payment will be used to increase the Contract's face amount.

Merrill Lynch Life will determine the increase in face amount by taking any excess amount or the additional payment, deducting the applicable deferred contract loading, bringing the result up at an annual rate of 4% interest from the date the additional payment is received and accepted to the next processing date, and then multiplying by the applicable net single premium factor. If the additional payment is received and accepted on a processing date, the payment minus the deferred contract loading is multiplied by the applicable net single premium factor. For a further discussion of the effect of additional payments on a Contract's face amount, see "Additional Payments" in the Examples on page 48.

Unless specified otherwise, if there is any debt, any payment made, other than planned payments, will be used first as a loan repayment with any excess applied as an additional payment. (See "Loans" on page 25.)

For joint insureds, see the modifications to this section on page 51.

CHANGING THE FACE AMOUNT


After the first contract year, if the insured is in a standard or non-smoker underwriting class, a contract owner may request a change in the face amount of his or her Contract without making an additional payment, subject to the rules and conditions discussed below. A change in face amount is not permitted if the attained age of the insured is over 80. The minimum change in face amount is $10,000 and only one change may be made each contract year. A change in face amount may affect the mortality cost deduction. (See "Mortality Cost" on page 21.)


The effective date of the change will be the next processing date following the receipt and acceptance of a written request, provided it is received at the Service Center at least seven days before the processing date.

Increasing the Face Amount. To increase the face amount of a Contract, Merrill Lynch Life may require satisfactory evidence of insurability. When the face amount is increased, the guarantee period is decreased. The maximum increase in face amount is the amount which will provide the minimum guarantee period for which Merrill Lynch Life would issue a Contract at the time of the request based on the insured's attained age. Currently, Merrill Lynch Life will not permit an increase in face amount where evidence of insurability, if required, would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

Decreasing the Face Amount. When the face amount of a Contract is decreased, the guarantee period is increased. The maximum decrease in face amount is that decrease which would provide the minimum face amount for which Merrill Lynch Life would issue a Contract at the time of the request based on the insured's attained age, sex (except where unisex rates are required by state law) and underwriting class. Merrill Lynch Life won't permit a decrease in face amount below the amount required to keep the Contract qualified as life insurance under federal income tax laws.

Determining the New Guarantee Period. As of the effective date of any change in face amount, Merrill Lynch Life takes the fixed base on that date and, based on the attained age and sex (except where unisex rates are required by state law) of the insured and the new face amount of the Contract, it redetermines the guarantee period. A 4% interest assumption and the guaranteed maximum cost of insurance rates is used in these calculations. For a discussion of the effect of changes in the face amount on a Contract's guarantee period, see "Changing the Face Amount" in the Examples on page 48.

For joint insureds, see the modifications to this section on page 51.

INVESTMENT BASE


A Contract's investment base is the amount available for investment at any time. It is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment. Merrill Lynch Life adjusts the investment base daily to reflect the investment performance of the investment divisions the contract owner has selected. (See "Net Rate of Return for an Investment Division" on page 38.) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account" on page 22.)


Deductions for deferred contract loading, mortality cost, and net loan cost, and partial withdrawals and loans decrease the investment base. (See "Charges Deducted from the Investment Base" on page 20, "Partial Withdrawals" on page 25, and "Loans" on page 25.) Loan repayments and additional payments increase it. Contract owners may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If an election is not made, Merrill Lynch Life will allocate increases and decreases proportionately to the contract owner's investment base in the investment divisions selected. (For special rules on allocation of additional payments which require evidence of insurability, see "Payments Which are Not Under a Periodic Plan" on page 17.)



Initial Investment Allocation and Preallocation. Generally, through the first 14 days following the in force date, the initial payment will remain in the division investing in the Money Reserve Portfolio. Thereafter, the investment base will be reallocated to the investment divisions selected by the contract owner on the application, if different. The contract owner may invest in up to five of the 37 investment divisions of the Separate Account.


Changing the Allocation. After the first 14 days following the in force date, a contract owner's investment base may be invested in up to five investment divisions at any one time. Currently, investment allocations may be changed as often as desired. However, Merrill Lynch Life may limit the number of changes permitted but not to less than five each contract year. Contract owners will be notified if limitations are imposed. In order to change their investment base allocation, contract owners must call or write to the Service Center. (See "Some Administrative Procedures" on page 30.)

Zero Trust Allocations. Merrill Lynch Life will notify contract owners 30 days before a Zero Trust in which they have invested matures. Contract owners must tell Merrill Lynch Life in writing at least seven days before the maturity date how to reinvest their funds in the investment division investing in that Zero Trust. If Merrill Lynch Life is not notified, it will move the contract owner's investment base in that division to the investment division investing in the Money Reserve Portfolio.

Units of a specific Zero Trust may no longer be available when a request for allocation is received. Should this occur, Merrill Lynch Life will attempt to notify the contract owner immediately so that the request can be changed.

Allocation to the Division Investing in the Natural Resources
Portfolio. Merrill Lynch Life and the Separate Account reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES DEDUCTED FROM THE INVESTMENT BASE


Merrill Lynch Life deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the deferred contract loading may not fully cover all of the sales and distribution expenses actually incurred by Merrill Lynch Life, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.



The charges described below are deducted pro-rata from the investment base on processing dates. Merrill Lynch Life also deducts certain asset and trust charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. Currently the asset and trust charges are equivalent to .90% and .34% annually at the beginning of the year. (See "Charges to the Separate Account" on page 22.) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Charges to Fund Assets" on page 23.)


Deferred Contract Loading. 100% of all premium payments are invested in the Separate Account. Chargeable to each payment is an amount called the deferred contract loading. The deferred contract loading equals 9% of each payment. This charge consists of a sales load, a charge for federal taxes and a state and local premium tax charge.

The sales load, equal to 4.5% of each payment, compensates Merrill Lynch Life for sales expenses. The sales load may be reduced if cumulative payments are sufficiently high to reach certain breakpoints (2% of payments in excess of $1.5 million and 0% of payments in excess of $4 million) and in certain group or sponsored arrangements as described on page 33.

The charge for federal taxes is equal to 2% of each payment.

The state and local premium tax charge is equal to 2.5% of each payment.

Although chargeable to each payment, Merrill Lynch Life advances the amount of the deferred contract loading to the investment divisions as part of a contract owner's investment base. It then takes back these funds in equal installments on the ten contract anniversaries following the date a payment is received and accepted. This means that an amount equal to .90% of each payment is deducted from the investment base on each of the ten contract anniversaries following the payment. However, in determining a Contract's net cash surrender value, Merrill Lynch Life subtracts from the investment base the balance of the deferred contract loading which is chargeable to any payment made but which has not yet been deducted. Thus, this balance is deducted in determining the amount payable on surrender of the Contract.

During the period that the deferred contract loading is included in the investment base, a positive net rate of return will give greater increases in net cash surrender value and a negative net rate of return will give greater decreases in net cash surrender value than if the loading had not been included in the investment base.

For joint insureds, see the modifications to this subsection on page 51.

Mortality Cost. Merrill Lynch Life deducts a mortality cost from the investment base on each processing date after the contract date. This charge compensates Merrill Lynch Life for the cost of providing life insurance coverage for the insured. It is based on the underwriting class assigned to the insured, the insured's sex (except where unisex rates are required by state law) and attained age and the Contract's net amount at risk.

To determine the mortality cost, Merrill Lynch Life multiplies the current cost of insurance rate by the Contract's net amount at risk (adjusted for interest at an annual rate of 4%). The net amount at risk is the difference, as of the previous processing date, between the death benefit and the cash surrender value.

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates depending on the insured's underwriting class, sex (except where unisex rates are required by state law) and attained age. For all insureds, current cost of insurance rates distinguish between insureds in the simplified underwriting class and medical underwriting class. For insureds age 20 and over, current cost of insurance rates also distinguish between insureds in a smoker (standard) underwriting class and insureds in a non-smoker underwriting class. For Contracts issued on insureds under the same underwriting method, current cost of insurance rates are lower for an insured in a non-smoker underwriting class than for an insured of the same age and sex in a smoker (standard) underwriting class. Also, current cost of insurance rates are lower for an insured in a medical underwriting class than for a similarly situated insured in a simplified underwriting class. The simplified current cost of insurance rates are higher because less underwriting is performed and therefore more risk is incurred.

Merrill Lynch Life guarantees that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates for Contracts (other than those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (CSO Table). Merrill Lynch Life may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the cost of insurance rates will apply to all insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.

During the period between processing dates, the net cash surrender value takes the mortality cost into account on a pro-rated basis. Thus, a pro-rata portion of the mortality cost is deducted in determining the amount payable on surrender of the Contract if the date of surrender is not a processing date.

For joint insureds, see the modifications to this subsection on page 51.


Maximum Mortality Cost. During the guarantee period, Merrill Lynch Life limits the deduction for mortality cost if investment results are unfavorable. This is done by substituting the fixed base for the cash surrender value in determining the net amount at risk and by multiplying by the guaranteed cost of insurance rate. Merrill Lynch Life will deduct this alternate amount from the investment base when it is less than the mortality cost that would have otherwise been deducted. In effect, during the guarantee period, a contract owner will not be charged for mortality costs that are greater than those for a comparable fixed contract, based on 4% interest and the same guaranteed cost of insurance rates. (See "The Contract's Fixed Base" on page 24.)


Net Loan Cost.  The net loan cost is explained under "Loans" on page 25.

CHARGES TO THE SEPARATE ACCOUNT

Each day Merrill Lynch Life deducts an asset charge from each division of the Separate Account. The total amount of this charge is computed at .90% annually at the beginning of the year. Of this amount, .75% is for

     - the risk assumed by Merrill Lynch Life that insureds as a group will live for a shorter time than actuarial tables predict. As a result, Merrill Lynch Life would be paying more in death benefits than planned; and

     - the risk assumed by Merrill Lynch Life that it will cost more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

     - the risks assumed by Merrill Lynch Life with respect to potentially unfavorable investment results. One risk is that the Contract's cash surrender value cannot cover the charges due during the guarantee period. The other risk is that Merrill Lynch Life may have to limit the deduction for mortality cost (see "Maximum Mortality Cost" above).


If the asset charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, Merrill Lynch Life will bear the loss. If the charge exceeds the actual expenses, the excess will be added to Merrill Lynch Life's profit and may be used to finance distribution expenses. The total charge may not be increased.


Charges to Divisions Investing in the Zero Trusts. Merrill Lynch Life assesses a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses Merrill Lynch Life for the transaction charge paid to MLPF&S when units are sold to the Separate Account.

The trust charge is currently equivalent to .34% annually at the beginning of the year. It may be increased, but will not exceed .50% annually at the beginning of the year. The charge is based on cost (taking into account loss of interest) with no expected profit.

Tax Charges. Merrill Lynch Life has the right under the Contract to impose a charge against Separate Account assets for its taxes, if any. Such a charge is not currently imposed, but it may be in the future. However, see page 20 for a discussion of tax charges included in deferred contract loading.

CHARGES TO FUND ASSETS

Charges to Series Fund Assets. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

     - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

     - .45% of the next $50 million of such assets;

     - .40% of the next $100 million of such assets;

     - .35% of the next $400 million of such assets; and

     - .30% of such assets over $800 million.

One or more of the insurance companies investing in the Series Fund has agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. These companies have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.


Charges to Variable Series Funds Assets. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of .60% of the average daily net assets of the Basic Value Focus Fund, Global Bond Focus Fund and Global Utility Focus Fund. This fee equals an annual rate of .30%, .75%, 1.00%, and .75% of the average daily net assets of the Index 500 Fund, the International Equity Focus Fund, the Developing Capital Markets Focus Fund, and the Special Value Focus Fund, respectively.



MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.



Charges to AIM V.I. Funds Assets. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM, which serves as the investment adviser to each fund of the AIM V.I. Funds. As the investment adviser, AIM receives from the AIM V.I. Capital Appreciation Fund and the AIM V.I. Value Fund an advisory fee at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.



Effective May 1, 1998, the AIM V.I. Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently the fee only applies to the average net asset value of each fund in excess of the net asset value of each fund as calculated on April 30, 1998.


Charges to Alliance Fund Assets. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance, which serves as the investment adviser to each fund of the Alliance Fund. As the investment adviser, Alliance receives from the Alliance Premier Growth Portfolio an advisory fee at an annual rate of 1.00% of the fund's average daily net assets.


Charges to MFS Trust Assets. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS, which serves as the investment adviser to each of the funds of MFS Trust. As the investment adviser, MFS receives from the MFS Emerging Growth Series and MFS Research Series an advisory fee, computed and paid monthly, at an annual rate of .75% of the average daily net assets of the respective fund.

GUARANTEE PERIOD



Subject to certain conditions, Merrill Lynch Life guarantees that the Contract will stay in force for the insured's life, or for a shorter guarantee period depending on the face amount selected and payments made to date. The guarantee period will be affected by a requested change in the face amount and may also be affected by additional payments. A partial withdrawal may affect the guarantee period in certain circumstances. Merrill Lynch Life won't cancel the Contract during the guarantee period unless the debt exceeds certain contract values. (See "Interest" on page 26.) A reserve is held in Merrill Lynch Life's general account to support this guarantee.


When the Guarantee Period is Less Than for Life. After the end of the guarantee period, Merrill Lynch Life will cancel the Contract if the cash surrender value on a processing date is negative. This negative cash surrender value will be considered an overdue charge. (See "Charges Deducted from the Investment Base" on page 20.)

Merrill Lynch Life will notify the contract owner before cancelling the Contract. He or she will then have 61 days to pay the charges due on the processing date when the cash surrender value became negative. Merrill Lynch Life will cancel the Contract at the end of this grace period if the payment has not yet been received.

Subject to state regulation, if Merrill Lynch Life cancels a Contract, it may be reinstated while the insured is still living if:

     - the reinstatement is requested within three years after the end of the grace period;

     - Merrill Lynch Life receives satisfactory evidence of insurability; and

     - the reinstatement payment is paid. The reinstatement payment is the minimum payment for which Merrill Lynch Life would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insured's attained age and underwriting class as of the effective date of the reinstated Contract.

A reinstated Contract will be effective on the processing date on or next following the date the reinstatement application is approved.

For joint insureds, see the modifications to this subsection on page 52.

The Contract's Fixed Base. On the contract date, the fixed base equals the cash surrender value. From then on, the fixed base is calculated like the cash surrender value except that the calculation substitutes 4% for the net rate of return, the guaranteed maximum cost of insurance rates are substituted for the current rates and it is calculated as though there had been no loans or repayments. The fixed base is equivalent to the cash surrender value for a comparable fixed benefit contract with the same face amount and guarantee period. After the guarantee period, the fixed base is zero. The fixed base is used to limit the mortality cost deduction and Merrill Lynch Life's right to cancel the Contract during the guarantee period.

NET CASH SURRENDER VALUE

A Contract's net cash surrender value fluctuates daily with the investment results of the investment divisions selected. Merrill Lynch Life doesn't guarantee any minimum net cash surrender value. On a processing date which is also a contract anniversary, the net cash surrender value equals:

     - the Contract's investment base on that date;

     - minus the balance of the deferred contract loading which has not yet been deducted from the investment base (see "Deferred Contract Loading" on page 20).

If the date of calculation is not a processing date, the net cash surrender value is calculated in a similar manner but Merrill Lynch Life also subtracts a pro-rata portion of the mortality cost which would otherwise be deducted on the next processing date. And, if there is any existing debt, Merrill Lynch Life will also subtract a pro-rata net loan cost on dates other than the contract anniversary.

Cancelling to Receive Net Cash Surrender Value. A contract owner may cancel the Contract at any time while the insured is living. The request must be in writing in a form satisfactory to Merrill Lynch Life. All rights to death benefits will end on the date the written request is sent to Merrill Lynch Life.

That contract owner will then receive the net cash surrender value. The contract owner may elect to receive this amount either in a single payment or under one or more income plans described on page 32. The net cash surrender value will be determined upon receipt of the written request at the Service Center.

For joint insureds, see the modifications to this subsection on page 52.

PARTIAL WITHDRAWALS


Currently, beginning in Contract year two, and subject to state regulation, a contract owner may make partial withdrawals of amounts up to the withdrawal value by submitting a request in a form satisfactory to Merrill Lynch Life. The withdrawal value is equal to 80% X (a+b) - b where:


     - a = the current net cash surrender value, and

     - b = the sum of all prior withdrawals.


The effective date of the withdrawal is the date a withdrawal request is received at the Service Center. Contract owners may make one partial withdrawal each contract year and will receive the withdrawal amount in a single payment.


The minimum amount for each partial withdrawal is $500. The amount of any partial withdrawal may not exceed the loan value less any debt. A partial withdrawal may not be repaid.

Effect on Investment Base, Fixed Base and Death Benefit. As of the effective date of the withdrawal, the investment base and fixed base will be reduced by the amount of the partial withdrawal. Merrill Lynch Life allocates this reduction proportionately to the investment base in the contract owner's investment divisions unless notified otherwise. The variable insurance amount will also reflect the partial withdrawal as of the effective date.

Effect on Guaranteed Benefits. As of the processing date on or next following a partial withdrawal, Merrill Lynch Life reduces the Contract's face amount. This is done by taking the fixed base as of that processing date and determining what face amount that fixed base would support for the Contract's guarantee period. If this produces a face amount below the minimum face amount for the Contract, Merrill Lynch Life will reduce the face amount to that minimum, and reduce the guarantee period, based on the reduced face amount, the fixed base and the insured's sex (except where unisex rates are required by state law), attained age and underwriting class. The minimum face amount for a Contract is the greater of the minimum face amount for which Merrill Lynch Life would then issue the Contract, based on the insured's sex, attained age, and underwriting class, and the minimum amount required to keep the Contract qualified as life insurance under applicable tax law. For a discussion of the effect of partial withdrawals on a Contract's guaranteed benefits, see "Partial Withdrawals" in the Examples on page 49.


Partial withdrawals are treated as distributions under the Contract for federal tax purposes and may be subject to a 10% penalty tax. For a discussion of the tax issues associated with a partial withdrawal, see "Tax Treatment of Loans and Other Distributions" on page 35.


LOANS

Contract owners may use the Contract as collateral to borrow funds from Merrill Lynch Life. The minimum loan is $1,000 unless the contract owner is borrowing to make a payment on another Merrill Lynch Life variable life insurance contract. In that case, the contract owner may borrow the exact amount required even if it's less than $1,000. Contract owners may repay all or part of the loan any time during the insured's lifetime. Each repayment must be for at least $1,000 or the amount of the debt, if less. Certain states won't permit a minimum amount that can be borrowed or repaid.

Loans are treated as distributions under the Contract for federal tax purposes and may be subject to a 10% penalty tax. For a discussion of the tax issues associated with a loan, see "Tax Treatment of Loans and Other Distributions" on page 35.


When a loan is taken, Merrill Lynch Life transfers a portion of the contract owner's investment base equal to the amount borrowed out of the investment divisions and holds it as collateral in its general account. When a loan repayment is made, Merrill Lynch Life transfers an amount equal to the repayment from the general account to the investment divisions. The contract owner may select from which divisions borrowed amounts should be taken and which divisions should receive repayments (including interest payments). Otherwise, Merrill Lynch Life will take the borrowed amounts proportionately from and make repayments proportionately to the contract owner's investment base as then allocated to the investment divisions.

If a contract owner has the CMA Insurance Service, loans may be transferred to and loan repayments transferred from his or her CMA account.

Effect on Death Benefit and Cash Surrender Value. Whether or not a loan is repaid, taking a loan will have a permanent effect on a Contract's cash surrender value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash surrender value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash surrender value will be lower, as may be the death benefit. In that case, the lower cash surrender value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The loan value of a Contract equals 90% of its cash surrender value. The sum of all outstanding loan amounts plus accrued interest is called debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the debt. The cash surrender value is the net cash surrender value plus any debt.

Interest. While a loan is outstanding, Merrill Lynch Life charges interest of 5% annually, subject to state regulation. Interest accrues each day and payments are due at the end of each contract year. IF THE INTEREST ISN'T PAID WHEN DUE, IT IS ADDED TO THE OUTSTANDING LOAN AMOUNT. Policy debt is considered part of total cash value which is used to calculate gain. This amount added to the loan is taxable income if the Contract is a modified endowment contract. In addition, interest paid on a loan generally is not tax-deductible.

The amount held in Merrill Lynch Life's general account as collateral for a loan earns interest at a minimum of 4% annually.

Net Loan Cost. On each contract anniversary, Merrill Lynch Life reduces the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and adds that amount to the amount held in the general account as collateral for the loan. Since the interest charged is 5% and the collateral earnings on such amounts are 4%, the current net loan cost on loaned amounts is 1%. The net loan cost is taken into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

Cancellation Due to Excess Debt. If the debt exceeds the larger of the cash surrender value and the fixed base on a processing date, Merrill Lynch Life will cancel the Contract 61 days after a notice of intent to terminate the Contract is mailed to the contract owner unless Merrill Lynch Life has received at least the minimum repayment amount specified in notice.

DEATH BENEFIT PROCEEDS

Merrill Lynch Life will pay the death benefit proceeds to the beneficiary upon receipt of all information needed to process the payment, including due proof of the insured's death. When Merrill Lynch Life is first provided reliable notification of the insured's death by a representative of the owner or the insured, investment base may be transferred to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

Amount of Death Benefit Proceeds. The death benefit proceeds are equal to the death benefit, which is the larger of the current face amount and the variable insurance amount, less any debt.


The values used in calculating the death benefit proceeds are as of the date of death. The death benefit will never be less than the amount required to keep the Contract qualified as life insurance under federal income tax laws. If the insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately prior to the grace period reduced by any overdue charges. (See "When the Guarantee Period is Less Than for Life" on page 24.)


Variable Insurance Amount. Merrill Lynch Life determines the variable insurance amount daily by:

     - calculating the cash surrender value; and

     - multiplying by the net single premium factor (explained below).

The variable insurance amount will never be less than required by federal tax law.

Net Single Premium Factor. The net single premium factor is used to determine the amount of death benefit purchased by $1.00 of cash surrender value. It is based on the insured's sex (except where unisex rates are required by state law), underwriting class, and attained age on the date of calculation. It decreases daily as the insured's age increases. As a result, the variable insurance amount as a multiple of the cash surrender value will decrease over time. Also, net single premium factors may be higher for a woman than for a man of the same age. A table of net single premium factors as of each anniversary is included in the Contract.

                Table of Illustrative Net Single Premium Factors
                                on Anniversaries
                          Standard Underwriting Class

ATTAINED
  AGE        MALE      FEMALE
--------   --------   --------
    5      10.26609   12.37715
   15       7.41160    8.96255
   25       5.50386    6.47763
   35       3.97199    4.64820
   45       2.87751    3.36402
   55       2.14059    2.48932
   65       1.65787    1.87555
   75       1.35396    1.45951
   85       1.18028    1.21264

For joint insureds, see the modifications to this section on page 52.

PAYMENT OF DEATH BENEFIT PROCEEDS

Merrill Lynch Life will generally pay the death benefit proceeds to the beneficiary within seven days after all the information needed to process the payment is received at its Service Center.

Merrill Lynch Life will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described on page 32. Payment may be delayed if the Contract is being contested or under the circumstances described in "Using the Contract" on page 28 and "Other Contract Provisions" on page 31.

For joint insureds, see the modifications to this section on page 52.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

A contract owner may cancel his or her Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends ten days after the Contract is received. Some states allow a longer period of time to return the Contract. If required by the contract owner's state, the "free look" period ends the later of ten days after receiving the Contract and 45 days from the date the application is completed. To cancel the Contract during the "free look" period, the contract owner must mail or deliver the Contract to Merrill Lynch Life's Service Center or to the registered representative who sold it. Merrill Lynch Life will refund the payment made without interest. If cancelled, Merrill Lynch Life may require the contract owner to wait six months before applying again.

Exchanging the Contract. Contract owners may exchange their Contracts for a contract with benefits that do not vary with the investment results of a separate account. A request to exchange must be in writing within 18 months of the issue date of the Contract. Also, the original Contract must be returned to Merrill Lynch Life's Service Center.

The new contract will have the same owner and beneficiary as those of the original Contract on the date of the exchange. It will have the same issue age, issue date, face amount, cash surrender value, benefit riders and underwriting class as the original Contract on the date of the exchange. Any debt will be carried over to the new contract.

Merrill Lynch Life will not require evidence of insurability to exchange for a new contract.

For joint insureds, see the modifications to this subsection on page 52.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, contract owners will be sent a statement of the allocation of their investment base, death benefit, cash surrender value, any debt and, if there has been a change, new face amount and guarantee period. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by a contract owner's state.

Contract owners will receive confirmation of all financial transactions. Such confirmations will show the price per unit of each of the contract owner's investment divisions, the number of units a contract owner has in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division" on page 38.) The sum of the values in each investment division is a contract owner's investment base.

Contract owners will also be sent an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

CMA Account Reporting. Contract owners who have the CMA Insurance Service, will have certain Contract information included as part of their regular monthly CMA account statement. It will list the investment base allocation, death benefit, net cash surrender value, debt and any CMA account activity affecting the Contract during the month.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is usually the insured, unless another owner has been named in the application. The contract owner has all rights and options described in the Contract.

The contract owner may want to name a contingent owner. If the contract owner dies before the insured, the contingent owner will own the contract owner's interest in the contract and have all the contract owner's rights. If the contract owner does not name a contingent owner, the contract owner's estate will own the contract owner's interest in the Contract upon the owner's death.


If there is more than one contract owner, Merrill Lynch Life will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. Completion of additional forms may be required. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by phone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.


Changing the Owner. During the insured's lifetime, the contract owner has the right to transfer ownership of the Contract with the consent of any irrevocable beneficiary. The new owner will have all rights and options described in the Contract. The change will be effective as of the day the notice is signed, but will not affect any payment made or action taken by Merrill Lynch Life before receipt of the notice of the change at the Service Center. Changing the owner may have tax consequences. (See "Tax Considerations" on page 34.)

Assigning the Contract as Collateral. Contract owners may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, the contract owner's rights and any beneficiary's rights are subject to the terms of the assignment. Contract owners must give satisfactory written notice at the Service Center in order to make or release an assignment. Merrill Lynch Life is not responsible for the validity of any assignment.

For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations" on page 34.


Naming Beneficiaries. Merrill Lynch Life will pay the primary beneficiary the death benefit proceeds of the Contract upon the insured's death. If the primary beneficiary has died, Merrill Lynch Life will pay the contingent beneficiary. If no contingent beneficiary is living, Merrill Lynch Life will pay the insured's estate.


A contract owner may name more than one person as primary or contingent beneficiaries. Merrill Lynch Life will pay proceeds in equal shares to the surviving beneficiary unless the beneficiary designation provides otherwise.

A contract owner has the right to change beneficiaries during the insured's lifetime, unless the primary beneficiary designation has been made irrevocable. If the designation is irrevocable, the primary beneficiary must consent when certain rights and options are exercised under this Contract. If the beneficiary is changed, the change will take effect as of the day the notice is signed, but will not affect any payment made or action taken by Merrill Lynch Life before receipt of the notice of the change at the Service Center.

Changing the Insured. If permitted by state regulation, and subject to certain requirements, contract owners may request a change of insured once each contract year. Merrill Lynch Life must receive a written request signed by the contract owner and the proposed new insured. Neither the original nor the new insured can have attained ages as of the effective date of the change less than 21 or more than 75. The new insured must have been alive at the time the Contract was issued. Merrill Lynch Life will also require evidence of insurability for the proposed new insured. The proposed new insured must qualify for a standard or better underwriting classification. Outstanding debt must first be repaid and the Contract cannot be collaterally assigned. If the request for change is approved, insurance coverage on the new insured will take effect on the processing date on or next following the date of approval, provided the new insured is still living at that time and the Contract is still in force.

The Contract will be changed as follows on the effective date:

     - the issue age will be the new insured's issue age (the new insured's age as of the birthday nearest the contract date);

     - the guaranteed maximum cost of insurance rates will be those in effect on the contract date for the new insured's issue age, sex (except where unisex rates are required by state law) and underwriting class;

     - a charge for changing the insured will be deducted from the Contract's investment base on the effective date. This charge will also be reflected in the Contract's fixed base. The charge will equal $1.50 per $1,000 of face amount with a minimum charge of $200 and a maximum of $1,500. This charge may be reduced in certain group or sponsored arrangements as described on page 33;

     - the variable insurance amount will reflect the change of insured; and

     - the Contract's issue date will be the effective date of the change.

The face amount or guarantee period may also change on the effective date depending on the new insured's age, sex (except where unisex rates are required by state law) and underwriting class. The new guarantee period cannot be less than the minimum guarantee period for which Merrill Lynch Life would then issue a Contract based on the new insured's attained age as of the effective date of the change.

This option is not generally available for joint insureds.

For a discussion of the tax issues associated with changing the insured, see "Tax Considerations" on page 34.

Maturity Proceeds. The maturity date is the contract anniversary nearest the insured's 100th birthday. On the maturity date, Merrill Lynch Life will pay the net cash surrender value to the contract owner, provided the insured is still living at that time and the Contract is in effect at that time.

How Merrill Lynch Life Makes Payments. Merrill Lynch Life generally pays death benefit proceeds, partial withdrawals, loans and net cash surrender value on cancellation from the Separate Account within seven days after the Service Center receives all the information needed to process the payment.

However, it may delay payment from the Separate Account if it isn't practical for Merrill Lynch Life to value or dispose of Trust units or Fund shares because:

     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

     - the Securities and Exchange Commission by order so permits for the protection of contract owners.

For joint insureds, see the modifications to this section on page 52.

SOME ADMINISTRATIVE PROCEDURES

Described below are certain administrative procedures. Merrill Lynch Life reserves the right to modify them or to eliminate them. For administrative and tax purposes, Merrill Lynch Life may from time to time require that specific forms be completed in order to accomplish certain transactions, including surrenders.

Personal Identification Number. Merrill Lynch Life will send each contract owner a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. This number must be given when the contract owner calls the Service

Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests. Each PIN will be accompanied by a notice reminding the contract owner that all of the investment base is in the division investing in the Money Reserve Portfolio, and will be reallocated to the investment divisions selected at the time of application. The notice sent to contract owners who did not choose to preallocate the investment base will indicate that the allocation to the Money Reserve Portfolio may be changed by calling or writing to the Service Center. (See "Changing the Allocation" on page 20.)



Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing in a form satisfactory to Merrill Lynch Life or by telephone. If the reallocation is requested by telephone, contract owners must give their personal identification number as well as their Contract number. Merrill Lynch Life will give a confirmation number over the telephone and then follow up in writing.



Requesting a Loan. A loan may be requested in writing in a form satisfactory to Merrill Lynch Life or, if all required authorization forms are on file, by telephone. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell Merrill Lynch Life the loan amount and from which divisions the loan should be taken.


Upon request, Merrill Lynch Life will wire the funds to the account at the financial institution named on the contract owner's authorization. Merrill Lynch Life will generally wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds may be transferred directly to that CMA account.


Requesting Partial Withdrawals. Beginning in the second contract year, partial withdrawals may be requested in writing in a form satisfactory to Merrill Lynch Life. A contract owner may request a partial withdrawal by telephone if all required telephone authorization forms are on file. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell Merrill Lynch Life how much to withdraw and from which investment divisions.


Upon request, Merrill Lynch Life will wire the funds to the account at the financial institution named on the contract owner's authorization. Merrill Lynch Life will usually wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds can be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. Merrill Lynch Life reserves the right to change or discontinue telephone transfer procedures.

Merrill Lynch Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. Merrill Lynch Life will not be liable for following telephone instructions that it reasonably believes to be genuine.

OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex given in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. Merrill Lynch Life will pay what the payments made would have bought for the guarantee period at the true age or sex.

Incontestability. Merrill Lynch Life will rely on statements made in the applications. Legally, they are considered representations, not warranties. Merrill Lynch Life can contest the validity of a Contract if any material misstatements are made in the initial application. Merrill Lynch Life can also contest the validity of any change in face amount requested if any material misstatements are made in any application required for that change. In addition, Merrill Lynch Life can contest any amount of death benefit which wouldn't be payable except for the fact that an additional payment was made if any material misstatements are made in the application required with the additional payment.

Subject to state regulation, Merrill Lynch Life won't contest the validity of a Contract after it has been in effect during the insured's lifetime for two years from the date of issue. Any change in face amount will not be contested after the change has been in effect during the insured's lifetime for two years from the date of the change. Nor will Merrill Lynch Life contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the insured's lifetime for two years from the date the payment was received and accepted.

Payment in Case of Suicide. Subject to state regulation, if the insured commits suicide within two years from the Contract's issue date, Merrill Lynch Life will pay only a limited death benefit. The benefit will be equal to the amount of the payments made.

Subject to state regulation, if the insured commits suicide within two years of the effective date of any increase in face amount requested, any amount of death benefit which would not be payable except for the fact that the face amount was increased will be limited to the amount of mortality cost deductions made for the increase.

If the insured commits suicide within two years of any date an additional payment is received and accepted, any amount of death benefit which would not be payable except for the fact that the additional payment was made will be limited to the amount of the payment.

The death benefit will be reduced by any debt.

Contract Changes -- Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. Therefore, to maintain this qualification to the maximum extent of the law, Merrill Lynch Life reserves the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable federal tax law as interpreted by Merrill Lynch Life. Further, Merrill Lynch Life reserves the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent it is necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and contract owners will be given advance written notice of such changes.

State Variations. Certain Contract features, including the "free look" right, are subject to state variation. The contract owner should read his or her Contract carefully to determine whether any variations apply in the state in which the Contract is issued.

For joint insureds, see the modifications to this section on page 53.

INCOME PLANS


Merrill Lynch Life offers several income plans to provide for payment of the death benefit proceeds to the beneficiary. The contract owner may choose one or more income plans at any time during the insured's lifetime. If no plan has been chosen when the insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to that beneficiary to one or more of the plans. The contract owner may also choose one or more income plans if the Contract is cancelled for its net cash surrender value. Merrill Lynch Life's approval is needed for any plan where any income payment would be less than $100. Payments under these plans do not depend on the investment results of a separate account.


For joint insureds, see the modifications to this section on page 53.

Income plans include:

          Annuity Plan. An amount can be used to purchase a single premium immediate annuity. (Annuity purchase rates will be 3% less than for new annuitants.)

          Interest Payment. Amounts can be left with Merrill Lynch Life to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

          Income for a Fixed Period. Payments are made in equal installments for up to a fixed number of years.


          Income for Life. Payments are made in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.


          Income of a Fixed Amount. Payments are made in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.


          Joint Life Income. Payments are made in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, full payments are made. If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die.


Once in effect, some of the plans may not provide any surrender rights.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, Merrill Lynch Life may reduce the sales load, cost of insurance rates and the minimum payment and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Merrill Lynch Life to sell Contracts to its employees on an individual basis.

Costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. Merrill Lynch Life takes all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

Merrill Lynch Life makes any reductions according to rules in effect when an application for a Contract or additional payment is approved. It may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS FOR EMPLOYERS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and contract benefits for contracts issued on the lives of their residents.

Therefore, Contracts offered in this Prospectus to insure residents of these states will have unisex payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex.

SELLING THE CONTRACTS

MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10281. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts issued by Merrill Lynch Life, as well as variable life insurance and variable annuity contracts issued by ML Life Insurance Company of New York, an affiliate of Merrill Lynch Life. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Asset Management, the investment adviser for the Series Fund and the Variable Series Funds.

Contracts are sold by registered representatives of MLPF&S who are also licensed through various Merrill Lynch Life Agencies as insurance agents for Merrill Lynch Life. Merrill Lynch Life has entered into a distribution agreement with MLPF&S and companion sales agreements with the Merrill Lynch Life Agencies through which agreements the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agencies and/or MLPF&S.

The maximum commission Merrill Lynch Life will pay to the applicable insurance agency to be used to pay commissions to registered representatives is 7.1% of each premium. Additional annual compensation of no more than 0.10% of the investment base may also be paid to the registered representatives. Registered representatives may elect to receive lower commission as a percent of each premium in exchange for higher compensation as a percent of the investment base. In such a case, the maximum additional annual compensation is 0.30% of the investment base. Commissions may be paid in the form of non-cash compensation.


The amounts paid under the distribution and sales agreements for the Separate Account for the year ended December 31, 1997, December 31, 1996, and December 31, 1995 were $15,107,535, $10,059,108, and $8,375,065, respectively.


MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S registered representatives.

TAX CONSIDERATIONS

Definition of Life Insurance. In order to qualify as a life insurance contract for federal tax purposes, the Contract must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986 as amended (the "Code"). The Section 7702 definition can be met if a life insurance contract satisfies either one of two tests set forth in that section. The manner in which these tests should be applied to certain innovative features of the Contract offered by this Prospectus is not directly addressed by
Section 7702 or the proposed regulations issued thereunder. The presence of these innovative Contract features, and the absence of final regulations or any other pertinent interpretations of the tests, thus creates some uncertainty about the application of the tests to the Contract.

Merrill Lynch Life believes that the Contract qualifies as a life insurance contract for federal tax purposes. This means that:

     - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code; and

     - the contract owner should not be considered in constructive receipt of the cash surrender value, including any increases, unless and until actual receipt of distributions from the Contract (see "Tax Treatment of Loans and Other Distributions" below).


Because of the absence of final regulations or any other pertinent interpretations of the Section 7702 tests, it, however, is unclear whether substandard risk Contracts or Contracts insuring more than one person will, in all cases, meet the statutory life insurance contract definition. If a contract were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by life insurance contracts.

Merrill Lynch Life thus reserves the right to make changes in the Contract if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. (See "Contract Changes -- Applicable Federal Tax Law" on page 32.)

Diversification. Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. The Separate Account, through the Funds, intends to comply with these requirements. Each Fund is obligated to comply with the diversification requirements prescribed by the Treasury Department.


In connection with the issuance of the diversification regulations, the Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which an owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. If the contract owner is considered the owner of the assets of the Separate Account, income and gains from the account would be included in the owner's gross income.


The ownership rights under the Contract offered in this Prospectus are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of this Contract has additional flexibility in allocating payments and cash surrender values. These differences could result in the owner being treated as the owner of the assets of the Separate Account. In addition, Merrill Lynch Life does not know what standards will be set forth in the regulations or rulings which the Treasury has stated it expects to be issued. Merrill Lynch Life therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of the assets of the Separate Account.

Tax Treatment of Loans and Other Distributions. Federal tax law establishes a class of life insurance contracts referred to as modified endowment contracts. In most cases, this Contract will be a modified endowment contract. (See, however, the discussion below on a Contract issued in exchange for another life insurance contract.) Loans and partial withdrawals from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the owner. All pre-death distributions (including loans, partial withdrawals, capitalized interest, collateral assignments and complete surrenders) from these Contracts will be included in gross income on an income-first basis to the extent of any income in the Contract (the cash surrender value less the owner's investment in the Contract) immediately before the distribution.

The law also imposes a 10% penalty tax on pre-death distributions (including loans, collateral assignments, partial withdrawals, complete surrenders, and capitalized interest) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Furthermore, if the loan interest is capitalized by adding the amount due to the balance of the loan, the amount of the capitalized interest will be treated as an additional distribution subject to income tax as well as the 10% penalty tax, if applicable, to the extent of income in the Contract.

Any Contract issued in exchange for a modified endowment contract will be subject to the tax treatment accorded to modified endowment contracts. However, Merrill Lynch Life believes that any Contract issued in exchange for a life insurance contract that is not a modified endowment contract will generally not be treated as a modified endowment contract if the face amount of the Contract is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Contract to become a modified endowment contract. A contract owner may, of course, choose not to exercise the right to make additional payments (whether planned or unplanned) in order to prevent a Contract from being treated as a modified endowment contract.

Merrill Lynch Life also believes that a Contract received in an exchange for a life insurance contract that is not a modified endowment contract should not be treated as a modified endowment contract in situations where the face amount of the Contract received is less than the death benefit of the contract being exchanged, provided no additional premium is paid into the Contract. This matter is, however, not free from doubt because neither Treasury regulations nor Internal Revenue Service rulings have been issued on this situation. A prospective contract owner should therefore consult a tax advisor before effecting such an exchange.


Unlike loans from modified endowment contracts, a loan from a Contract that is not a modified endowment contract will be considered indebtedness of the owner and no part of a loan will constitute income to the owner. However, a lapse of a contract with an outstanding loan will result in the treatment of the loan cancellation (including the accrued interest) as a distribution under the contract. Pre-death distributions from such a contract will generally not be included in gross income to the extent that the amount received does not exceed the owner's investment in the Contract. An exception to this general rule may occur in the case of a decrease in the death benefit provided in respect of a Contract (possibly resulting from a partial withdrawal) or any other change that reduces benefits under the Contract in the first 15 years after the Contract is issued and that results in a cash distribution to the contract owner in order for the Contract to continue complying with the Section 7702 definitional limits. Such a cash distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the Contract) under rules prescribed in
Section 7702. The 10% penalty tax on pre-death distributions does not apply to Contracts that are not modified endowment contracts.


Certain changes to Contracts that are not modified endowment contracts may cause such Contracts to be treated as modified endowment contracts. A Contract that is not originally classified as a modified endowment may become so classified if there is a reduction in benefits during the first seven contract years after the exchange (including, for example, by a decrease in face amount) or if a material change (e.g., an increase in certain benefits) is made in the Contract at any time. Further, in the case of a Contract with joint insureds, reducing the Contract's death benefit at any time below the lowest death benefit provided under the Contract may cause the Contract to become a modified endowment contract. A contract owner should therefore consult a tax advisor before effecting any change to a Contract that is not a modified endowment contract.

Special Treatment of Loans on the Contract. If there is any borrowing against the Contract, the interest paid on loans generally is not tax deductible.

Aggregation of Modified Endowment Contracts. In the case of a pre-death distribution (including a loan, partial withdrawal, collateral assignment, complete surrender, or capitalized interest) from a contract that is treated as a modified endowment contract, a special aggregation requirement may apply for purposes of determining the amount of the income on the contract. Specifically, if Merrill Lynch Life or any of its affiliates issues to the same contract owner more than one modified endowment contract within a calendar year, then for purposes of measuring the income on the contract with respect to a distribution from any of those contracts, the income on the contract for all those contracts will be aggregated and attributed to that distribution.

Other Transactions. Changing the contract owner or the insured may have tax consequences. Exchanging this Contract for another involving the same insured(s) will have no tax consequences if there is no debt and no cash or other property is received, according to
Section 1035(a)(1) of the Code. In addition, exchanging this Contract for more than one contract, or exchanging this Contract and one or more other contracts for a single contract, in certain circumstances, may be treated as an exchange under Section 1035, as long as all such contracts involve the same insured(s). An exchange for a new contract or contracts may result in a loss of grandfathering status for statutory changes made after the old contract or contracts were issued. Changing the insured under this Contract may not be treated as an exchange under Section 1035 but rather as a taxable exchange. A tax advisor should be consulted before effecting any exchange, since even if an exchange is within Section 1035(a), the exchange may have tax consequences other than immediate recognition of income.

In addition, the Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Other Taxes. Federal estate and state and local estate, inheritance and other taxes depend on the contract owner's or the beneficiary's specific situation.


Ownership of This Contract by Non-Natural Persons. The above discussion of the tax consequences arising from the purchase, ownership, and transfer of the Contract has assumed that the owner of the Contract consists of one or more individuals. Organizations exempt from taxation under Section 501(a) of the Code may be subject to additional or different tax consequences with respect to transactions such as contract loans. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business should consult a tax advisor regarding possible tax consequences associated with a Contract prior to the acquisition of this Contract and also before entering into any subsequent changes to or transactions under this Contract.



Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.


Merrill Lynch Life does not make any guarantee regarding the tax status of any Contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice contract owners should consult a competent tax adviser. Although this tax discussion is based on Merrill Lynch Life's understanding of federal income tax laws as they are currently interpreted, it can't guarantee that those laws or interpretations will remain unchanged.

MERRILL LYNCH LIFE'S INCOME TAXES

Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and will result in a significantly higher corporate income tax liability for Merrill Lynch Life in early contract years. Merrill Lynch Life makes a charge, which is included in the Contract's deferred contract loading, to compensate Merrill Lynch Life for the anticipated higher corporate income taxes that result from the sale of a Contract. (See "Deferred Contract Loading" on page 20.)

Merrill Lynch Life makes no other charges to the Separate Account for any federal, state or local taxes that it incurs that may be attributable to the Separate Account or to the Contracts. Merrill Lynch Life, however, reserves the right to make a charge for any tax or other economic burden resulting from the application of tax laws that it determines to be properly attributable to the Separate Account or to the Contracts.

REINSURANCE

Merrill Lynch Life intends to reinsure some of the risks assumed under the Contracts.

               MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS

ABOUT THE SEPARATE ACCOUNT

The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. This registration does not involve any supervision by the Securities and Exchange Commission of Merrill Lynch Life's management or the management of the Separate Account. The Separate Account is also governed by the laws of the State of Arkansas, Merrill Lynch Life's state of domicile.

Merrill Lynch Life owns all of the assets of the Separate Account. These assets are held separate and apart from all of Merrill Lynch Life's other assets. Merrill Lynch Life maintains records of all purchases and redemptions of shares of the Funds and units of the Zero Trusts by each of the investment divisions.

CHANGES WITHIN THE ACCOUNT

Merrill Lynch Life may from time to time make additional investment divisions available to contract owners. These divisions will invest in investment portfolios Merrill Lynch Life finds suitable for the Contracts. Merrill Lynch Life also has the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in Merrill Lynch Life's judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. Merrill Lynch Life would get prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission before making such a substitution. It would also get any other required approvals before making such a substitution.

Subject to any required regulatory approvals, Merrill Lynch Life reserves the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, Merrill Lynch Life reserves the right to:

     - deregister the Separate Account under the Investment Company Act of 1940;

     - operate the Separate Account as a management company under the Investment Company Act of 1940;

     - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

     - combine the Separate Account with other separate accounts.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports furnished to the contract owner by Merrill Lynch Life). When payments or other amounts are allocated to an investment division, a number of units are purchased based on the value of a unit of the investment division as of the end of the valuation period during which the allocation is made. When amounts are transferred out of, or deducted from, an investment division, units are redeemed in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or there's enough trading in portfolio securities to materially affect the net asset value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. Merrill Lynch Life determines the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the division for the valuation period and is net of the charges to the Separate Account described above.

For divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

THE FUNDS

Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

Voting Rights. Merrill Lynch Life is the legal owner of all Fund shares held in the Separate Accounts. As the owner, Merrill Lynch Life has the right to vote on any matter put to vote at the Funds' shareholder meetings. However, Merrill Lynch Life will vote all Fund shares attributable to Contracts according to instructions received from contract owners. Shares attributable to Contracts for which no voting instructions are received will be voted in the same proportion as shares in the respective investment divisions for which instructions are received. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective divisions for which instructions are received. If any federal securities laws or regulations, or their present interpretation, change to permit Merrill Lynch Life to vote Fund shares in its own right, it may elect to do so.

Merrill Lynch Life determines the number of shares that contract owners have in an investment division by dividing their Contract's investment base in that division by the net asset value of one share of the portfolio. Fractional votes will be counted. Merrill Lynch Life will determine the number of shares for which a contract owner may give voting instructions 90 days or less before each Fund meeting. Merrill Lynch Life will request voting instructions by mail at least 14 days before the meeting.

Under certain circumstances, Merrill Lynch Life may be required by state regulatory authorities to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.

Merrill Lynch Life may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. Merrill Lynch Life would disapprove a proposed change only if it was:

     - contrary to state law;

     - prohibited by state regulatory authorities; or

     - decided by management that the change would result in overly speculative or unsound investments.

If Merrill Lynch Life disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

Resolving Material Conflicts. Shares of the Series Fund are available for investment by Merrill Lynch Life, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, and the MFS Trust are sold to separate accounts of Merrill Lynch Life, ML Life Insurance Company of New York, and insurance companies not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.

It is possible that differences might arise between Merrill Lynch Life's Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts". Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from Merrill Lynch Life's contract owners and those of the other insurance companies, or for other reasons. Merrill Lynch Life will monitor events to determine how to respond to conflicts. If a conflict occurs, Merrill Lynch Life may be required to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, Merrill Lynch Life will take the action which it believes necessary to protect its contract owners consistent with applicable legal requirements.

Administration Services Arrangement. MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), Merrill Lynch Life's parent, with respect to administration services for the Series Fund and the Variable Series Funds in connection with the Contracts and other variable life insurance and variable annuity contracts issued by Merrill Lynch Life. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM attributable to variable contracts issued by Merrill Lynch Life.

AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to the AIM V.I. Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the AIM V.I. Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services. AIM has entered into an agreement with Merrill Lynch Life with respect to administrative services for the AIM V.I. Funds in connection with the Contracts. Under this agreement, AIM pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of the AIM V.I. Funds attributable to the Contracts.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with Merrill Lynch Life with respect to administrative services for the Alliance Fund in connection with the Contracts. Under this agreement, AFD pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of the Alliance Fund attributable to the Contracts.

MFS has entered into an agreement with MLIG with respect to administrative services for the MFS Trust in connection with the Contracts and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the MFS Trust attributable to such contracts.

THE ZERO TRUSTS


The 15 Zero Trusts:



                                  TARGETED RATE OF RETURN TO
                                         MATURITY AS
  ZERO TRUST     MATURITY DATE        OF APRIL 17, 1998
  ----------   -----------------  --------------------------
     1999      February 15, 1999            4.06%
     2000      February 15, 2000            4.12%
     2001      February 15, 2001            4.10%
     2002      February 15, 2002            4.25%
     2003      August 15, 2003              4.30%
     2004      February 15, 2004            4.38%
     2005      February 15, 2005            4.26%
     2006      February 15, 2006            4.08%
     2007      February 15, 2007            4.19%
     2008      February 15, 2008            4.47%
     2009      February 15, 2009            4.51%
     2010      February 15, 2010            4.63%
     2011      February 15, 2011            4.57%
     2013      February 15, 2013            4.66%
     2014      February 15, 2014            4.75%


Targeted Rate of Return to Maturity. Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of growth to maturity for the Zero Trust units.


But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account" on page 22) must be taken into account in estimating a net rate of return for the Separate Account. The net rate of return to maturity for the Separate Account depends on the compound rate of growth adjusted for these charges. It does not, however, represent the actual return on a payment that Merrill Lynch Life might receive under the Contract on that date, since it does not reflect the charges for deferred contract loading, mortality costs and any net loan cost deducted from a Contract's investment base (described in "Charges Deducted from the Investment Base" on page 20).


Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of growth to maturity for the Zero Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS

The tables on pages 43 through 47 demonstrate the way in which the Contract works. The tables are based on the following ages, face amounts, payments and guarantee periods and assume maximum mortality charges.

     1. The illustration on page 43 is for a Contract issued to a male age 5 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $93,421 and a guarantee period for life.

     2. The illustration on page 44 is for a Contract issued to a female age 40 in the standard-simplified underwriting class with a single payment of $25,000, a face amount of $89,668 and a guarantee period for life.

     3. The illustration on page 45 is for a Contract issued to a male age 55 in the standard-simplified underwriting class with a single payment of $30,000, a face amount of $58,438 and a guarantee period for life.

     4. The illustration on page 46 is for a Contract issued to a male age 65 in the standard-simplified underwriting class with a single payment of $35,000, a face amount of $52,803 and a guarantee period for life.

     5. The illustration on page 47 is for a Contract issued to a male age 65 and a female age 65 in the standard-simplified underwriting class with a single payment of $35,000, a face amount of $67,012 and a guarantee period for life.

The tables show how the death benefit, investment base and cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.


The amounts shown in the tables also assume an additional charge of .52%. This charge assumes that investment base is allocated equally among all investment divisions and is based on the 1997 expenses (including monthly advisory fees) for the Funds, and the current trust charge. This charge also reflects expense reimbursements made in 1997 to certain portfolios by the investment adviser to the respective portfolio. These reimbursements, amounted to .17% and .09% of the average daily net assets of the Developing Capital Markets Focus Fund and the Natural Resources Portfolio, respectively. (See "Charges to Fund Assets" on page 23.) The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.


Taking into account the .90% asset charge in the Separate Account and the .52% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.42%, 4.53%, and 10.48%, respectively. The gross returns are before any deductions and should not be compared to rates which are after deduction of charges.

The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future (although they do reflect the charge for federal income taxes included in the deferred contract loading, see "Deferred Contract Loading" on page 20). In order to produce after tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.

The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

Merrill Lynch Life will furnish upon request a personalized illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insured is in a standard underwriting class.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                MALE ISSUE AGE 5
       $10,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
              FACE AMOUNT: $93,421     GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                      END OF YEAR
                                             TOTAL                 DEATH BENEFIT (2)
                                           PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                           MADE PLUS          ANNUAL INVESTMENT RETURN OF
                                       INTEREST AT 5% AS   ----------------------------------
    CONTRACT YEAR       PAYMENTS (1)    OF END OF YEAR        0%         6%           12%
    -------------       ------------   -----------------   --------   ---------   -----------
 1....................    $10,000          $ 10,500        $93,421    $ 94,304    $  100,187
 2....................          0            11,025         93,421      95,139       107,255
 3....................          0            11,576         93,421      95,929       114,649
 4....................          0            12,155         93,421      96,677       122,395
 5....................          0            12,763         93,421      97,384       130,522
 6....................          0            13,401         93,421      98,053       139,060
 7....................          0            14,071         93,421      98,687       148,039
 8....................          0            14,775         93,421      99,288       157,496
 9....................          0            15,513         93,421      99,858       167,465
10....................          0            16,289         93,421     100,399       177,984
15....................          0            20,789         93,421     102,993       240,923
20 (age 25)...........          0            26,533         93,421     105,654       326,114
30 (age 35)...........          0            43,219         93,421     111,180       597,272
60 (age 65)...........          0           186,792         93,422     129,570     3,675,056

                                   END OF YEAR                         END OF YEAR
                               INVESTMENT BASE (2)              CASH SURRENDER VALUE (2)
                           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
                           ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
                        ---------------------------------   ---------------------------------
    CONTRACT YEAR          0%         6%          12%          0%         6%          12%
----------------------   ------    -------    ----------     ------    -------    ----------
 1....................   $9,691    $10,284    $   10,875     $8,881    $ 9,474    $   10,065
 2....................    9,390     10,583        11,839      8,670      9,863        11,119
 3....................    9,100     10,903        12,908      8,470     10,273        12,278
 4....................    8,818     11,240        14,087      8,278     10,700        13,547
 5....................    8,541     11,593        15,384      8,091     11,143        14,934
 6....................    8,270     11,965        16,818      7,910     11,605        16,458
 7....................    8,001     12,349        18,390      7,731     12,079        18,120
 8....................    7,729     12,745        20,111      7,549     12,565        19,931
 9....................    7,448     13,143        21,981      7,358     13,053        21,891
10....................    7,159     13,546        24,014      7,159     13,546        24,014
15....................    6,030     16,115        37,698      6,030     16,115        37,698
20 (age 25)...........    4,903     19,196        59,252      4,903     19,196        59,252
30 (age 35)...........    3,019     27,991       150,371      3,019     27,991       150,371
60 (age 65)...........        0     78,155     2,216,734          0     78,155     2,216,734

------------------------------
(1) All payments are illustrated as if made at the beginning of the contract year.
(2) Assumes no loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                              FEMALE ISSUE AGE 40
       $25,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
              FACE AMOUNT: $89,668     GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                  END OF YEAR
                                                               DEATH BENEFIT (2)
                                           TOTAL          ASSUMING HYPOTHETICAL GROSS
                                          PAYMENTS        ANNUAL INVESTMENT RETURN OF
        END OF                           MADE PLUS      --------------------------------
    CONTRACT YEAR       PAYMENTS (1)   INTEREST AT 5%      0%         6%          12%
    -------------       ------------   --------------   --------   ---------   ---------
 1....................    $25,000         $ 26,250      $89,668    $ 90,515    $ 96,160
 2....................          0           27,563       89,668      91,315     102,941
 3....................          0           28,941       89,668      92,074     110,038
 4....................          0           30,388       89,668      92,791     117,475
 5....................          0           31,907       89,668      93,471     125,280
 6....................          0           33,502       89,668      94,115     133,482
 7....................          0           35,178       89,668      94,724     142,110
 8....................          0           36,936       89,668      95,302     151,196
 9....................          0           38,783       89,668      95,850     160,773
10....................          0           40,722       89,668      96,370     170,876
15....................          0           51,973       89,668      98,859     231,302
20 (age 60)...........          0           66,332       89,668     101,415     313,120
30 (age 70)...........          0          108,049       89,668     106,727     573,960

                                  END OF YEAR                       END OF YEAR
                              INVESTMENT BASE (2)            CASH SURRENDER VALUE (2)
                          ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
                          ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        END OF          -------------------------------   -------------------------------
    CONTRACT YEAR          0%         6%         12%         0%         6%         12%
    -------------       --------   --------   ---------   --------   --------   ---------
 1....................  $24,259    $25,741    $ 27,220    $22,234    $23,716    $ 25,195
 2....................   23,517     26,503      29,648     21,717     24,703      27,848
 3....................   22,772     27,283      32,299     21,197     25,708      30,724
 4....................   22,027     28,086      35,198     20,677     26,736      33,848
 5....................   21,280     28,910      38,366     20,155     27,785      37,241
 6....................   20,531     29,757      41,828     19,631     28,857      40,928
 7....................   19,781     30,628      45,613     19,106     29,953      44,938
 8....................   19,028     31,523      49,746     18,578     31,073      49,296
 9....................   18,272     32,441      54,262     18,047     32,216      54,037
10....................   17,515     33,386      59,198     17,515     33,386      59,198
15....................   14,741     39,713      92,918     14,741     39,713      92,918
20 (age 60)...........   11,737     47,016     145,164     11,737     47,016     145,164
30 (age 70)...........    4,610     64,808     348,528      4,610     64,808     348,528

------------------------------
(1) All payments are illustrated as if made at the beginning of the contract year.
(2) Assumes no loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 55
       $30,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
              FACE AMOUNT: $58,438     GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                     END OF YEAR
                                             TOTAL                DEATH BENEFIT (2)
                                           PAYMENTS          ASSUMING HYPOTHETICAL GROSS
                                           MADE PLUS         ANNUAL INVESTMENT RETURN OF
                                       INTEREST AT 5% AS   -------------------------------
    CONTRACT YEAR       PAYMENTS (1)    OF END OF YEAR        0%         6%         12%
    -------------       ------------   -----------------   --------   --------   ---------
 1....................    $30,000          $ 31,500        $58,438    $58,991    $ 62,675
 2....................          0            33,075         58,438     59,515      67,104
 3....................          0            34,729         58,438     60,012      71,741
 4....................          0            36,465         58,438     60,483      76,602
 5....................          0            38,288         58,438     60,929      81,705
 6....................          0            40,203         58,438     61,353      87,069
 7....................          0            42,213         58,438     61,753      92,711
 8....................          0            44,324         58,438     62,133      98,653
 9....................          0            46,540         58,438     62,493     104,917
10 (age 65)...........          0            48,867         58,438     62,833     111,523
15....................          0            62,368         58,438     64,460     151,051
20....................          0            79,599         58,438     66,130     204,634
30....................          0           129,658         58,438     69,605     375,849

                                  END OF YEAR                       END OF YEAR
                              INVESTMENT BASE (2)            CASH SURRENDER VALUE (2)
                          ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
                          ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                        -------------------------------   -------------------------------
    CONTRACT YEAR          0%         6%         12%         0%         6%         12%
----------------------  -------    -------    --------    -------    -------    --------
 1....................  $28,982    $30,758    $ 32,527    $26,552    $28,328    $ 30,097
 2....................   27,956     31,523      35,267     25,796     29,363      33,107
 3....................   26,923     32,297      38,240     25,033     30,407      36,350
 4....................   25,883     33,081      41,465     24,263     31,461      39,845
 5....................   24,835     33,873      44,963     23,485     32,523      43,613
 6....................   23,778     34,673      48,753     22,698     33,593      47,673
 7....................   22,712     35,479      52,858     21,902     34,669      52,048
 8....................   21,631     36,286      57,297     21,091     35,746      56,757
 9....................   20,535     37,094      62,093     20,265     36,824      61,823
10 (age 65)...........   19,422     37,900      67,269     19,422     37,900      67,269
15....................   14,904     43,335     101,549     14,904     43,335     101,549
20....................    9,777     48,842     151,137      9,777     48,842     151,137
30....................        0     58,973     318,440          0     58,973     318,440

------------------------------
(1) All payments are illustrated as if made at the beginning of the contract year.
(2) Assumes no loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 65
       $35,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
              FACE AMOUNT: $52,803     GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                      END OF YEAR
                                              TOTAL                DEATH BENEFIT (2)
                                            PAYMENTS          ASSUMING HYPOTHETICAL GROSS
                                            MADE PLUS         ANNUAL INVESTMENT RETURN OF
                                        INTEREST AT 5% AS   -------------------------------
    CONTRACT YEAR       PAYMENTS (1)     OF END OF YEAR        0%         6%         12%
    -------------       ------------    -----------------   --------   --------   ---------
 1....................    $35,000           $ 36,750        $52,803    $53,304    $ 56,637
 2....................          0             38,588         52,803     53,779      60,647
 3....................          0             40,517         52,803     54,231      64,848
 4....................          0             42,543         52,803     54,660      69,254
 5....................          0             44,670         52,803     55,066      73,880
 6....................          0             46,903         52,803     55,452      78,742
 7....................          0             49,249         52,803     55,817      83,858
 8....................          0             51,711         52,803     56,163      89,245
 9....................          0             54,296         52,803     56,490      94,923
10 (age 75)...........          0             57,011         52,803     56,799     100,912
15....................          0             72,762         52,803     58,272     136,746
20....................          0             92,865         52,803     59,784     185,344
30....................          0            151,268         52,803     62,929     340,637

                                  END OF YEAR                       END OF YEAR
                              INVESTMENT BASE (2)            CASH SURRENDER VALUE (2)
                          ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
                          ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                        -------------------------------   -------------------------------
    CONTRACT YEAR          0%         6%         12%         0%         6%         12%
----------------------  -------    -------    --------    -------    -------    --------
 1....................  $33,660    $35,727    $ 37,784    $30,825    $32,892    $ 34,949
 2....................   32,307     36,450      40,783     29,787     33,930      38,263
 3....................   30,944     37,169      44,014     28,739     34,964      41,809
 4....................   29,570     37,884      47,495     27,680     35,994      45,605
 5....................   28,186     38,595      51,243     26,611     37,020      49,668
 6....................   26,789     39,299      55,275     25,529     38,039      54,015
 7....................   25,377     39,991      59,606     24,432     39,046      58,661
 8....................   23,946     40,668      64,251     23,316     40,038      63,621
 9....................   22,491     41,322      69,221     22,176     41,007      68,906
10 (age 75)...........   21,010     41,950      74,531     21,010     41,950      74,531
15....................   14,810     46,422     108,937     14,810     46,422     108,937
20....................    8,106     50,653     157,034      8,106     50,653     157,034
30....................        0     58,641     317,423          0     58,641     317,423

------------------------------
(1) All payments are illustrated as if made at the beginning of the contract year.
(2) Assumes no loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
             JOINT INSUREDS: FEMALE ISSUE AGE 65/MALE ISSUE AGE 65
       $35,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
              FACE AMOUNT: $67,012     GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                     END OF YEAR
                                             TOTAL                DEATH BENEFIT (2)
                                           PAYMENTS          ASSUMING HYPOTHETICAL GROSS
                                           MADE PLUS         ANNUAL INVESTMENT RETURN OF
                                       INTEREST AT 5% AS   -------------------------------
    CONTRACT YEAR       PAYMENTS (1)    OF END OF YEAR        0%         6%         12%
    -------------       ------------   -----------------   --------   --------   ---------
 1....................    $35,000          $ 36,750        $67,012    $67,715    $ 72,020
 2....................          0            38,588         67,012     68,373      77,229
 3....................          0            40,517         67,012     68,990      82,661
 4....................          0            42,543         67,012     69,568      88,335
 5....................          0            44,670         67,012     70,110      94,273
 6....................          0            46,903         67,012     70,618     100,499
 7....................          0            49,249         67,012     71,096     107,037
 8....................          0            51,711         67,012     71,543     113,909
 9....................          0            54,296         67,012     71,964     121,145
10 (age 75)...........          0            57,011         67,012     72,358     128,769
15....................          0            72,762         67,012     74,230     174,358
20....................          0            92,865         67,012     76,153     236,201
30....................          0           151,268         67,012     80,156     433,911

                                  END OF YEAR                       END OF YEAR
                              INVESTMENT BASE (2)            CASH SURRENDER VALUE (2)
                          ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
                          ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
                        -------------------------------   -------------------------------
    CONTRACT YEAR          0%         6%         12%         0%         6%         12%
    -------------       --------   --------   ---------   --------   --------   ---------
 1....................  $34,107    $36,187    $ 38,268    $30,642    $32,722    $ 34,803
 2....................   33,197     37,399      41,844     30,117     34,319      38,764
 3....................   32,268     38,631      45,752     29,573     35,936      43,057
 4....................   31,318     39,881      50,016     29,008     37,571      47,706
 5....................   30,342     41,146      54,663     28,417     39,221      52,738
 6....................   29,339     42,422      59,721     27,799     40,882      58,181
 7....................   28,303     43,705      65,215     27,148     42,550      64,060
 8....................   27,229     44,987      71,171     26,459     44,217      70,401
 9....................   26,111     46,259      77,610     25,726     45,874      77,225
10 (age 75)...........   24,941     47,514      84,555     24,941     47,514      84,555
15....................   20,083     55,395     130,117     20,083     55,395     130,117
20....................   13,565     62,564     194,051     13,565     62,564     194,051
30....................        0     74,580     403,724          0     74,580     403,724

------------------------------
(1) All payments are illustrated as if made at the beginning of the contract year.
(2) Assumes no loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    EXAMPLES

ADDITIONAL PAYMENTS

If the guarantee period is for the whole of life at the time an additional payment is received and accepted, as of the processing date on or next following the date of the additional payment, Merrill Lynch Life will increase the face amount to the amount that the Contract's fixed base, as of such processing date, would support for the life of the insured.

Under these circumstances the amount of the increase in face amount will depend on the amount of the additional payment and the contract year in which it is received and accepted. If additional payments of different amounts were made at the same time to equivalent Contracts, the Contract to which the larger payment is applied would have a proportionately larger increase in face amount. And if additional payments of the same amounts were made in earlier and later years, those made in the later years would result in smaller increases to the face amount.

Example 1 shows the effect on face amount of a $2,000 additional payment received and accepted at the beginning of contract year two. Example 2 shows the effect of a $4,000 additional payment received and accepted at the beginning of contract year two. Example 3 shows the effect of a $2,000 additional payment received and accepted at the beginning of contract year five. All three examples assume that the guarantee period at the time of the additional payment is for life and assume no other contract transactions have been made.

                               Male Issue Age: 55
                Initial Payment:  $30,000  Face Amount:  $58,438

                 EXAMPLE 1
-------------------------------------------
CONTRACT  ADDITIONAL   CHANGE IN   NEW FACE
  YEAR     PAYMENT    FACE AMOUNT   AMOUNT
--------  ----------  -----------  --------
   2        $2,000      $3,790     $62,228

                 EXAMPLE 2
-------------------------------------------
CONTRACT  ADDITIONAL   CHANGE IN   NEW FACE
  YEAR     PAYMENT    FACE AMOUNT   AMOUNT
--------  ----------  -----------  --------
   2        $4,000      $7,580     $66,018

                 EXAMPLE 3
-------------------------------------------
CONTRACT  ADDITIONAL   CHANGE IN   NEW FACE
  YEAR     PAYMENT    FACE AMOUNT   AMOUNT
--------  ----------  -----------  --------
   5        $2,000      $3,499     $61,937

CHANGING THE FACE AMOUNT

As of the processing date on or next following receipt and acceptance of a request for a change in face amount, Merrill Lynch Life will make the requested change and adjust the guarantee period. For an increase in face amount, Merrill Lynch Life will decrease the guarantee period and for a decrease in face amount, Merrill Lynch Life will increase the guarantee period. To decrease the face amount, the guarantee period must be less than for the whole of life at the time of the request. A new guarantee period is established by taking the Contract's fixed base as of the processing date and determining how long that fixed base would support the face amount.

The amount of the increase or decrease in the guarantee period will depend on the amount of increase or decrease in the face amount and the contract year in which the change is made. If made at the same time to equivalent Contracts, a larger increase in face amount would result in a greater decrease in the guarantee period than a smaller increase in face amount. The same increase made in two different years would result in a smaller decrease in the guarantee period for the increase in face amount made in the later year.

Examples 1 and 2 show the effect on the guarantee period of an increase in face amount of $10,000 and $20,000 made at the beginning of contract year five. Example 3 shows the effect on the guarantee period of an increase in face amount of $10,000 made in contract year eight. All three examples assume that the guarantee period at the time of the requested increase in face amount is for life and assume no other Contract transactions have been made.

                               Male Issue Age: 55
                Initial Payment:  $30,000  Face Amount:  $58,438

            EXAMPLE 1
----------------------------------
                       DECREASE IN
CONTRACT  INCREASE IN   GUARANTEE
  YEAR    FACE AMOUNT    PERIOD
--------  -----------  -----------
   5        $10,000    16.00 years

            EXAMPLE 2
----------------------------------
                       DECREASE IN
CONTRACT  INCREASE IN   GUARANTEE
  YEAR    FACE AMOUNT    PERIOD
--------  -----------  -----------
   5        $20,000    19.75 years

            EXAMPLE 3
----------------------------------
                       DECREASE IN
CONTRACT  INCREASE IN   GUARANTEE
  YEAR    FACE AMOUNT    PERIOD
--------  -----------  -----------
   8        $10,000    15.50 years

PARTIAL WITHDRAWALS

As of the processing date on or next following any partial withdrawal, Merrill Lynch Life will reduce the Contract's face amount. The new face amount is established by taking the Contract's fixed base as of the processing date and determining what face amount that fixed base would support for the Contract's guarantee period.

The amount of the reduction in the face amount will depend on the amount of the partial withdrawal, the guarantee period at the time of the withdrawal and the contract year in which the withdrawal is made. If made at the same time to equivalent Contracts, a larger withdrawal would result in a greater reduction in the face amount than a smaller withdrawal. The same partial withdrawal made at the same time from Contracts with the same face amounts but with different guarantee periods would result in a greater reduction in the face amount for the Contract with the longer guarantee period. A partial withdrawal made in a later contract year would result in a smaller decrease in the face amount than if the same amount was withdrawn in an earlier year.

Examples 1 and 2 show the effect on the face amount of partial withdrawals for $500 and $1,000 taken at the beginning of contract year three. Example 3 shows the effect on the face amount of a $500 partial withdrawal taken at the beginning of contract year eight. All three examples assume that the guarantee period was for the lifetime of the insured before the partial withdrawal and assume no other contract transactions have been made.

                               Male Issue Age: 55
                Initial Payment:  $30,000  Face Amount:  $58,438

            EXAMPLE 1
----------------------------------
CONTRACT   PARTIAL
  YEAR    WITHDRAWAL   FACE AMOUNT
--------  ----------   -----------
   3        $  500       $57,425

            EXAMPLE 2
----------------------------------
CONTRACT   PARTIAL
  YEAR    WITHDRAWAL   FACE AMOUNT
--------  ----------   -----------
   3        $1,000       $56,411

            EXAMPLE 3
----------------------------------
CONTRACT   PARTIAL
  YEAR    WITHDRAWAL   FACE AMOUNT
--------  ----------   -----------
   8        $  500       $57,547

If the reduction in face amount would be below the minimum face amount for a Contract, Merrill Lynch Life will reduce the face amount to the minimum face amount, and then reduce the guarantee period by taking the Contract's fixed base as of the processing date and determining how long that fixed base would support the reduced face amount.

                                 JOINT INSUREDS

Contract owners may purchase a Contract on the lives of two insureds. Some of the discussions in this Prospectus applicable to the Contract apply only to a Contract on a single insured. Set out below are the modifications to the designated sections of this Prospectus for joint insureds. Except in the sections noted below, the discussions in this Prospectus referencing a single insured can be read as though the single insured were the two insureds under a joint Contract.

AVAILABILITY AND PAYMENTS (REFERENCE PAGE 6)

A Contract may be issued for insureds up to age 80. The minimum initial payment for a Contract is $5,000 if either insured is under age 20. If neither insured is under age 20 the minimum initial payment is $10,000.

Merrill Lynch Life will not accept an initial payment that will provide a guarantee period of less than the minimum guarantee period for which it would then issue a Contract based on the age of the younger insured. Such minimum will range from 10 to 40 years depending on the age of the younger insured.

WHO MAY BE COVERED (REFERENCE PAGE 15)

Merrill Lynch Life will issue a Contract on the lives of two insureds provided the relationship among the applicant and the insureds meets its insurable interest requirements and provided neither insured is over age 80 and no more than one insured is under age 20. The insureds' issue ages will be determined using their ages as of their birthdays nearest the contract date.

The initial payment, or the planned periodic payments elected, and the average age of the insureds determine whether underwriting will be done on a simplified or medical basis. The maximum amount underwritten on a simplified basis for joint insureds depends on Merrill Lynch Life's administrative rules in effect at the time of underwriting.

Under both simplified and medical underwriting methods, Contracts may be issued on joint insureds in a standard underwriting class only.

INITIAL PAYMENT (REFERENCE PAGE 16)

The minimum initial payment for a Contract is $5,000 if either insured is under age 20. If neither insured is under age 20 the minimum initial payment is $10,000.

Merrill Lynch Life will not accept an initial payment for a specified face amount that will provide a guarantee period of less than the minimum guarantee period for which Merrill Lynch Life would then issue a Contract based on the age of the younger insured. The minimum will range from 10 to 40 years depending on the age of the younger insured.

MAKING ADDITIONAL PAYMENTS


Payments Which are not Under a Periodic Plan (reference page 17). Contract owners may make additional payments which are not under a periodic payment plan only if both insureds are living and the attained ages of both insureds are not over 80.


Payments Under a Periodic Plan (reference page 17). Contract owners may change the frequency and the amount of planned payments provided both insureds are living.

Planned payments must be received while at least one insured is living and not more than 30 days before or 30 days after the date specified for payment.

Effect of Additional Payments (reference page 18). If the guarantee period prior to receipt and acceptance of an additional payment is less than for the life of the last surviving insured, the payment will first be used to extend the guarantee period to the whole of life of the younger insured.

CHANGING THE FACE AMOUNT


Increasing the Face Amount (reference page 19). Contract owners may increase the face amount of their Contracts only if both insureds are living. A change in face amount is not permitted if the attained age of either insured is over 80.


Decreasing the Face Amount (reference page 19). Contract owners may decrease the face amount of their Contracts if either insured is living.

CHARGES DEDUCTED FROM THE INVESTMENT BASE

Deferred Contract Loading (reference page 20). The deferred contract loading equals 11.0% of each payment. This charge consists of a sales load, a charge for federal income taxes measured by premiums and a state and local premium tax charge.

The sales load, equal to 6.5% of each payment, compensates Merrill Lynch Life for sales expenses. The sales load may be reduced if cumulative payments are sufficiently high to reach certain breakpoints (4% of payments in excess of $1.5 million and 2% of payments in excess of $4 million). The charge for federal taxes, equal to 2% of each payment, compensates Merrill Lynch Life for a significantly higher corporate income tax liability resulting from changes made to the Internal Revenue Code by the Omnibus Budget Reconciliation Act of 1990. (See "Merrill Lynch Life's Income Taxes" on page 37.) The state and local premium tax charge, equal to 2.5% of payments, compensates Merrill Lynch Life for state and local premium taxes that must be paid when a payment is accepted.

Merrill Lynch Life deducts an amount equal to 1.1% of each payment from the investment base on each of the ten contract anniversaries following payment.


Mortality Cost (reference page 21). For Contracts issued on joint insureds, current cost of insurance rates are equal to the guaranteed maximum cost of insurance rates set forth in the Contract. Those rates are based on the 1980 Commissioners Aggregate Mortality Table and do not distinguish between insureds in a smoker underwriting class and insureds in a non-smoker underwriting class. The cost of insurance rates are based on an aggregate class which is made up of a blend of smokers and non-smokers.

GUARANTEE PERIOD


When the Guarantee Period is Less Than for Life (reference page 24). If Merrill Lynch Life cancels a Contract, it may be reinstated only if neither insured has died between the date the Contract was terminated and the effective date of the reinstatement and the contract owner meets the other conditions listed on page 24.


NET CASH SURRENDER VALUE


Cancelling to Receive Net Cash Surrender Value (reference page 25). Contract owners may cancel their Contracts at any time while either insured is living.


DEATH BENEFIT PROCEEDS (REFERENCE PAGE 26)

Merrill Lynch Life will pay the death benefit proceeds to the beneficiary when all information needed to process the payment, including due proof of the last surviving insured's death, has been received at the Service Center. Proof of death for both insureds must be received. There is no death benefit payable at the first death. When Merrill Lynch Life is first provided reliable notification of the last surviving insured's death by a representative of the owner or the insured, investment base may be transferred to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.


If one of the insureds should die within two years from the Contract's issue date, within two years from the effective date of any increase in face amount requested or within two years from the date an additional payment was received and accepted, proof of the insured's death should be sent promptly to the Service Center since Merrill Lynch Life may only pay a limited benefit or contest the Contract. (See "Incontestability" and "Payment in Case of Suicide" on pages 31 and 32.)



Net Single Premium Factor (reference page 27). The net single premium factors are based on the insureds' sexes and underwriting classes and the attained ages on the date of calculation.


PAYMENT OF DEATH BENEFIT PROCEEDS (REFERENCE PAGE 27)

If payment is delayed, Merrill Lynch Life will add interest from the date of the last surviving insured's death to the date of payment at an annual rate of at least 4%.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE


Exchanging the Contract (reference page 28). A contract owner may exchange his or her Contract for a joint and last survivor Contract with benefits that don't vary with the investment results of a separate account.


USING THE CONTRACT

Ownership (reference page 28). The contract owner is usually one of the insureds, unless another owner has been named in the application.

The contract owner may want to name a contingent owner in the event the contract owner dies before the last surviving insured. The contingent owner would then own the contract owner's interest in the Contract and have all the contract owner's rights.


Naming Beneficiaries (reference page 29). Merrill Lynch Life pays the primary beneficiary the proceeds of this Contract upon the last surviving insured's death. If no contingent beneficiary is living, Merrill Lynch Life pays the last surviving insured's estate.


Changing the Insured (reference page 29).  Not available for joint insureds.


Maturity Proceeds (reference page 30). The maturity date is the contract anniversary nearest the younger insured's 100th birthday. On the maturity date, Merrill Lynch Life will pay the net cash surrender value to the contract owner, provided either insured is living.

OTHER CONTRACT PROVISIONS

Incontestability (reference page 31). Merrill Lynch Life won't contest the validity of a Contract after it has been in effect during the lifetimes of both insureds for two years from the issue date. It won't contest any change in face amount requested after the change has been in effect during the lifetimes of both insureds for two years from the date of the change. Nor will Merrill Lynch Life contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the lifetimes of both insureds for two years from the date the payment has been received and accepted.


Payment in Case of Suicide (reference page 32). If either insured commits suicide within two years from the issue date, Merrill Lynch Life will pay only a limited benefit and terminate the Contract. The benefit will be equal to the payments made reduced by any debt.


If either insured commits suicide within two years of the effective date of any increase in face amount requested, the coverage attributable to the increase will be terminated and a limited benefit will be paid. The benefit will be limited to the amount of mortality cost deductions made for the increase.

If either insured commits suicide within two years of any date an additional payment is received and accepted, the coverage attributable to the payment will be terminated and only a limited benefit will be paid. The benefit will be equal to the payment less any debt attributable to amounts borrowed during the two years from the date the payment was received and accepted.

Establishing Survivorship (Only Applicable to Joint Insureds). If Merrill Lynch Life is unable to determine which of the insureds was the last survivor on the basis of the proofs of death provided, it will consider insured No. 1 as designated in the application to be the last surviving insured.

INCOME PLANS (REFERENCE PAGE 32)

If no plan has been chosen when the last surviving insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to him or her to one or more of the income plans.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Merrill Lynch Life's directors and executive officers and their positions with Merrill Lynch Life are as follows:

        NAME                 POSITION(S) WITH THE COMPANY
        ----                 ----------------------------
Anthony J. Vespa       Chairman of the Board, President, and
                       Chief Executive Officer
Joseph E. Crowne, Jr.  Director, Senior Vice President, Chief
                       Financial Officer, Chief Actuary, and
                       Treasurer
Barry G. Skolnick      Director, Senior Vice President, General
                       Counsel, and Secretary
David M. Dunford       Director, Senior Vice President, and
                       Chief Investment Officer
Gail R. Farkas         Director and Senior Vice President
Robert J. Boucher      Senior Vice President, Variable Life
                       Administration

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of Merrill Lynch Life's indirect parent, Merrill Lynch & Co., Inc. The principal positions of Merrill Lynch Life's directors and executive officers for the past five years are listed below:

Mr. Vespa joined Merrill Lynch Life in January 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S. From February 1991 to February 1994, he held the position of District Director and First Vice President of MLPF&S.

Mr. Crowne joined Merrill Lynch Life in June 1991.


Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S.


Mr. Dunford joined Merrill Lynch Life in July 1990.

Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.

Mr. Boucher joined Merrill Lynch Life in May 1992.

No shares of Merrill Lynch Life are owned by any of its officers or directors, as it is a wholly owned subsidiary of MLIG. The officers and directors of Merrill Lynch Life, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT


Merrill Lynch Life and MLIG, are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to Merrill Lynch Life, including services related to the Separate Account and the Contracts. Expenses incurred by MLIG in relation to this service agreement are reimbursed by Merrill Lynch Life on an allocated cost basis. Charges billed to Merrill Lynch Life by MLIG pursuant to the agreement were $43.0 million for the year ended December 31, 1997.


STATE REGULATION

Merrill Lynch Life is subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering Merrill Lynch Life's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Merrill Lynch Life's books and accounts are subject to review by the Insurance Department at all times. A full examination of Merrill Lynch Life's operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. Merrill Lynch Life is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.


YEAR 2000



Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Separate Account could be adversely affected if the computer systems used by Merrill Lynch Life or the other service providers do not properly address this problem prior to January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Merrill Lynch

Life. Currently, Merrill Lynch Life does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Contracts at current levels. In addition, Merrill Lynch Life has sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and Merrill Lynch Life will continue to monitor the situation. At this time, however, no assurance can be given that the other service providers have anticipated every step necessary to avoid any adverse effect on the Separate Account attributable to the Year 2000 Problem.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Merrill Lynch Life and MLPF&S are engaged in various kinds of routine litigation that, in the Company's judgment, is not material to Merrill Lynch Life's total assets or to MLPF&S.

EXPERTS


The financial statements of Merrill Lynch Life as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and of the Separate Account as of December 31, 1997 and for the periods presented, included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.


Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., Chief Actuary and Chief Financial Officer of Merrill Lynch Life, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS


The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, Merrill Lynch Life's Senior Vice President and General Counsel. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.


REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statement of net assets of Merrill Lynch Variable Life Separate Account (the "Account") as of December 31, 1997 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1997 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.




January 30, 1998

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997

ASSETS:                                                                    Cost                 Shares             Market Value
                                                                  --------------------- --------------------- ---------------------
Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio                                         $         63,548,989            63,548,989  $         63,548,989
  Intermediate Government Bond Portfolio                                    16,287,173             1,499,605            16,615,628
  Long-Term Corporate Bond Portfolio                                        14,688,340             1,286,854            15,081,929
  Capital Stock Portfolio                                                   31,767,842             1,432,533            38,377,551
  Growth Stock Portfolio                                                    31,877,145             1,299,502            42,649,668
  Multiple Strategy Portfolio                                               23,862,232             1,462,641            27,746,299
  High Yield Portfolio                                                      24,354,668             2,683,014            24,656,900
  Natural Resources Portfolio                                                2,458,404               274,536             2,229,229
  Global Strategy Portfolio                                                 35,197,639             2,253,795            39,306,193
  Balanced Portfolio                                                        11,034,733               781,572            12,333,202
                                                                  ---------------------                       ---------------------
                                                                           255,077,165                                 282,545,588
                                                                  ---------------------                       ---------------------
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
  Global Utility Focus Fund                                                  1,558,534               130,418             1,935,402
  International Equity Focus Fund                                           11,156,709               974,056            10,519,807
  Global Bond Focus Fund                                                     1,025,067               107,954             1,006,132
  Basic Value Focus Fund                                                    35,554,181             2,579,307            40,856,227
  Developing Capital Markets Focus Fund                                      6,278,665               620,296             5,719,129
  Special Value Focus Fund                                                   3,373,872               127,997             3,551,930
  Index 500 Fund                                                             4,171,380               331,379             4,466,348
                                                                  ---------------------                       ---------------------
                                                                            63,118,408                                  68,054,975
                                                                  ---------------------                       ---------------------
Investments in Alliance Variable Products Series Funds, Inc. (Note 1):
  Premier Growth Portfolio                                                   5,998,849              295,092             6,193,975
                                                                  ---------------------                       ---------------------
                                                                             5,998,849                                   6,193,975
                                                                  ---------------------                       ---------------------
Investments in MFS Variable Insurance Trust (Note 1):
  MFS Emerging Growth Series                                                 3,249,675              205,369             3,314,658
  MFS Research Series                                                        3,500,889              225,966             3,568,009
                                                                  ---------------------                       ---------------------
                                                                             6,750,564                                   6,882,667
                                                                  ---------------------                       ---------------------
Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund                                                        4,009,482              188,947             3,935,762
  AIM V.I. Capital Appreciation Fund                                         1,397,918               61,976             1,347,969
                                                                  ---------------------                       ---------------------
                                                                             5,407,400                                   5,283,731
                                                                  ---------------------                       ---------------------




(continued)

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997 (continued)

                                                                                                 Units
                                                                                          -------------------

Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through K (Note 1):
     1998 Trust                                                                839,634             1,014,604             1,009,270
     1999 Trust                                                              1,011,110             1,300,432             1,222,783
     2000 Trust                                                                781,003             1,051,825               936,408
     2001 Trust                                                                275,431               353,946               298,380
     2002 Trust                                                                623,381               895,700               711,490
     2003 Trust                                                                306,347               482,014               351,393
     2004 Trust                                                              1,035,942             1,774,066             1,253,773
     2005 Trust                                                                645,329             1,134,921               763,564
     2006 Trust                                                                247,754               461,086               297,451
     2007 Trust                                                                155,638               299,730               181,444
     2008 Trust                                                                358,569               750,730               419,335
     2009 Trust                                                                 59,970               154,854                81,380
     2010 Trust                                                                530,796             1,107,010               541,904
     2011 Trust                                                                122,023               363,895               169,517
     2013 Trust                                                                160,468               493,562               202,637
     2014 Trust                                                              2,895,201             9,692,115             3,711,886
                                                                  ---------------------                       ---------------------
                                                                            10,048,596                                  12,152,615
                                                                  ---------------------                       ---------------------
  TOTAL ASSETS                                                    $        346,400,982                                 381,113,551
                                                                  =====================                       =====================

LIABILITIES:
Payable to Merrill Lynch Life Insurance Company                                                                         13,766,872
                                                                                                              ---------------------
  TOTAL LIABILITIES                                                                                                     13,766,872
                                                                                                              ---------------------
  NET ASSETS                                                                                                  $        367,346,679
                                                                                                              =====================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                           1997                  1996                  1995
                                                                  --------------------- --------------------- ---------------------
Investment Income:
 Reinvested Dividends                                             $         18,534,136  $         12,043,745  $          7,040,646
 Mortality and Expense Charges (Note 3)                                     (2,791,171)           (1,751,522)           (1,098,797)
 Transaction Charges (Note 4)                                                  (36,928)              (28,838)              (18,263)
                                                                  --------------------- --------------------- ---------------------
  Net Investment Income                                                     15,706,037            10,263,385             5,923,586
                                                                  --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                                 2,063,224               (45,179)             (309,482)
 Net Unrealized Gains                                                       18,236,659             8,986,838            10,659,883
                                                                  --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains                                         20,299,883             8,941,659            10,350,401
                                                                  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Operations                                                  36,005,920            19,205,044            16,273,987
                                                                  --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                                  99,960,767            70,164,840            57,600,863
 Transfers of Policy Loading, Net (Note 3)                                   4,809,499             3,408,619             2,992,695
 Transfers Due to Deaths                                                    (1,185,686)             (813,683)           (1,461,703)
 Transfers Due to Other Terminations                                        (3,656,934)           (2,808,710)           (2,139,618)
 Transfers Due to Policy Loans                                              (2,605,297)           (2,600,351)           (1,721,984)
 Transfers of Cost of Insurance                                             (4,830,049)           (3,101,640)           (2,101,569)
 Transfers of Loan Processing Charges                                          (75,863)              (50,705)              (28,928)
                                                                  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Principal Transactions                                      92,416,437            64,198,370            53,139,756
                                                                  --------------------- --------------------- ---------------------

Increase in Net Assets                                                     128,422,357            83,403,414            69,413,743
Net Assets Beginning Balance                                               238,924,322           155,520,908            86,107,165
                                                                  --------------------- --------------------- ---------------------
Net Assets Ending Balance                                         $        367,346,679  $        238,924,322  $        155,520,908
                                                                  ===================== ===================== =====================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
Notes to Financial Statements

1. Merrill Lynch Variable Life Separate Account ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life") was established to support the operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill"). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of thirty-eight investment divisions (thirty-nine during the year). At any point in time, the Account may or may not be invested in all available divisions. Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. Seven of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch
   Variable Series Funds, Inc. One of the investment divisions invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. Two of the investments divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust. Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. Sixteen of the investment divisions (seventeen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through K ("Zero Trusts"). Each trust of the Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets attributable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of the Account:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares and units held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred which is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of Merrill Lynch Life (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of .9% (on an annual basis) of the net assets of the Account to cover these risks.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds will be deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

4. Merrill Lynch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., a subsidiary of Merrill and sponsor of the Zero Trusts, on the sale of Zero Trust units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

5. Effective following the close of business on August 15, 1997,the Equity Growth Fund was renamed the Special Value
   Focus Fund. The Fund's investment objective was not modified.

   Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified.

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         18,534,136  $          3,061,142  $          1,024,278  $            853,881
 Mortality and Expense Charges                        (2,791,171)             (432,030)             (139,164)             (116,107)
 Transaction Charges                                     (36,928)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        15,706,037             2,629,112               885,114               737,774
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                           2,063,224                     0                28,903              (129,911)
 Net Unrealized Gains (Losses)                        18,236,659                     0               202,623               399,513
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)          20,299,883                     0               231,526               269,602
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            36,005,920             2,629,112             1,116,640             1,007,376
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            99,960,767            80,752,279               309,156               618,629
 Transfers of Policy Loading, Net                      4,809,499             5,431,651               (94,415)              (65,801)
 Transfers Due to Deaths                              (1,185,686)             (211,759)              (34,457)              (48,608)
 Transfers Due to Other Terminations                  (3,656,934)             (527,652)             (199,221)             (257,966)
 Transfers Due to Policy Loans                        (2,605,297)             (661,570)              (19,762)              (84,885)
 Transfers of Cost of Insurance                       (4,830,049)             (961,359)             (186,799)             (177,136)
 Transfers of Loan Processing Charges                    (75,863)              (14,418)               (2,364)               (2,193)
 Transfers Among Investment Divisions                          0           (79,759,226)              988,023             3,327,999
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                92,416,437             4,047,946               760,161             3,310,039
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                    128,422,357             6,677,058             1,876,801             4,317,415
Net Assets Beginning Balance                         238,924,322            44,182,360            14,833,421            10,756,980
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        367,346,679  $         50,859,418  $         16,710,222  $         15,074,395
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          1,534,321  $          2,954,096  $          1,430,984  $          1,815,929
 Mortality and Expense Charges                          (304,549)             (317,291)             (222,898)             (175,173)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         1,229,772             2,636,805             1,208,086             1,640,756
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             177,958               519,115               (43,217)               66,054
 Net Unrealized Gains (Losses)                         4,630,014             6,064,599             2,796,441                (5,499)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)           4,807,972             6,583,714             2,753,224                60,555
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             6,037,744             9,220,519             3,961,310             1,701,311
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,655,250             3,002,127             1,618,485             1,133,832
 Transfers of Policy Loading, Net                         23,121                23,716              (122,374)              (57,681)
 Transfers Due to Deaths                                 (93,442)             (110,623)             (132,745)              (97,350)
 Transfers Due to Other Terminations                    (484,772)             (324,025)             (390,645)             (204,648)
 Transfers Due to Policy Loans                          (235,369)             (485,892)              (84,527)             (113,971)
 Transfers of Cost of Insurance                         (486,711)             (543,329)             (360,114)             (275,393)
 Transfers of Loan Processing Charges                     (7,416)               (9,043)               (4,636)               (5,844)
 Transfers Among Investment Divisions                  5,273,125             6,858,211             2,873,888             9,318,948
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 6,643,786             8,411,142             3,397,332             9,697,893
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     12,681,530            17,631,661             7,358,642            11,399,204
Net Assets Beginning Balance                          25,862,344            24,989,798            20,376,299            13,166,433
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         38,543,874  $         42,621,459  $         27,734,941  $         24,565,637
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             16,971  $          1,984,898  $          1,063,388  $             48,805
 Mortality and Expense Charges                           (22,152)             (322,626)              (95,480)              (13,670)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (5,181)            1,662,272               967,908                35,135
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             111,013               196,560                49,619                49,962
 Net Unrealized Gains (Losses)                          (413,042)            1,050,704               545,849               269,176
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)            (302,029)            1,247,264               595,468               319,138
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (307,210)            2,909,536             1,563,376               354,273
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               171,332             3,285,567               747,249               111,780
 Transfers of Policy Loading, Net                        (10,221)             (115,769)              (66,625)               (4,198)
 Transfers Due to Deaths                                       0              (138,684)              (45,737)                    0
 Transfers Due to Other Terminations                     (44,526)             (511,741)              (94,509)              (11,478)
 Transfers Due to Policy Loans                               362              (258,709)              (63,906)              (14,092)
 Transfers of Cost of Insurance                          (32,834)             (576,387)             (156,716)              (19,823)
 Transfers of Loan Processing Charges                       (319)              (10,810)               (2,576)                 (130)
 Transfers Among Investment Divisions                    212,353             6,664,342             1,705,254               374,103
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   296,147             8,337,809             2,022,434               436,162
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (11,063)           11,247,345             3,585,810               790,435
Net Assets Beginning Balance                           2,239,532            28,040,964             8,573,557             1,144,485
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,228,469  $         39,288,309  $         12,159,367  $          1,934,920
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic              Developing
                                                    Equity                 Bond                  Value                Capital
                                                    Focus                  Focus                 Focus             Markets Focus
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            214,325  $             61,646  $          2,148,291  $             92,408
 Mortality and Expense Charges                           (92,275)               (8,564)             (280,173)              (58,702)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           122,050                53,082             1,868,118                33,706
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             193,102                (8,217)              319,132                87,634
 Net Unrealized Gains (Losses)                        (1,033,706)              (32,725)            2,665,523              (718,388)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)            (840,604)              (40,942)            2,984,655              (630,754)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (718,554)               12,140             4,852,773              (597,048)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,097,659               112,341             2,539,207               796,454
 Transfers of Policy Loading, Net                         (9,101)                 (502)              (81,910)                1,174
 Transfers Due to Deaths                                (108,221)                    0               (98,994)              (37,303)
 Transfers Due to Other Terminations                     (55,367)               (9,771)             (200,584)              (63,117)
 Transfers Due to Policy Loans                           (19,024)              (11,222)             (322,540)              (63,397)
 Transfers of Cost of Insurance                         (169,695)              (15,333)             (502,869)              (93,497)
 Transfers of Loan Processing Charges                     (2,465)                  (14)               (5,680)               (1,150)
 Transfers Among Investment Divisions                  2,569,724               (20,382)           15,311,530               779,810
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 3,303,510                55,117            16,638,160             1,318,974
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,584,956                67,257            21,490,933               721,926
Net Assets Beginning Balance                           7,794,744               938,559            19,345,706             4,934,396
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         10,379,700  $          1,005,816  $         40,836,639  $          5,656,322
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                    Special                                                            MFS
                                                     Value                 Index                Premier              Emerging
                                                     Focus                  500                 Growth                Growth
                                                     Fund                  Fund                Portfolio              Series
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             85,609  $                  0  $                888  $                  0
 Mortality and Expense Charges                           (25,040)              (15,755)              (16,038)              (10,636)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            60,569               (15,755)              (15,150)              (10,636)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              25,948                 4,833                17,322                31,933
 Net Unrealized Gains (Losses)                           139,551               294,968               195,126                64,983
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             165,499               299,801               212,448                96,916
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               226,068               284,046               197,298                86,280
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               132,757                53,563               201,131                68,836
 Transfers of Policy Loading, Net                         (4,099)               (2,313)                7,645                 3,043
 Transfers Due to Deaths                                       0               (15,178)                    0                     0
 Transfers Due to Other Terminations                      (5,437)               (2,863)               (1,986)               (4,728)
 Transfers Due to Policy Loans                            (4,230)                 (395)              (18,646)              (10,611)
 Transfers of Cost of Insurance                          (31,479)              (19,968)              (30,555)              (30,261)
 Transfers of Loan Processing Charges                       (311)                 (626)               (1,029)                 (518)
 Transfers Among Investment Divisions                  1,570,344             4,154,793             5,681,005             3,187,612
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 1,657,545             4,167,013             5,837,565             3,213,373
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      1,883,613             4,451,059             6,034,863             3,299,653
Net Assets Beginning Balance                           1,667,274                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,550,887  $          4,451,059  $          6,034,863  $          3,299,653
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                               AIM V.I.
                                                     MFS                  AIM V.I.             Capital
                                                   Research                Value             Appreciation              1997
                                                    Series                 Fund                  Fund                  Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $            124,894  $             17,382  $                  0
 Mortality and Expense Charges                           (10,708)               (9,699)               (4,667)                 (356)
 Transaction Charges                                           0                     0                     0                  (129)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (10,708)              115,195                12,715                  (485)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              14,825                 7,233                18,270                32,599
 Net Unrealized Gains (Losses)                            67,120               (73,720)              (49,949)              (30,951)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              81,945               (66,487)              (31,679)                1,648
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                71,237                48,708               (18,964)                1,163
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                86,976                56,856                55,299                     0
 Transfers of Policy Loading, Net                          2,776                   (53)                1,870                (1,313)
 Transfers Due to Deaths                                       0               (11,341)                    0                     0
 Transfers Due to Other Terminations                      (2,421)               (3,980)                 (150)                  216
 Transfers Due to Policy Loans                           (25,774)                   24               (11,453)                    0
 Transfers of Cost of Insurance                          (19,326)              (18,707)               (8,800)                 (331)
 Transfers of Loan Processing Charges                       (542)                 (664)                 (191)                   44
 Transfers Among Investment Divisions                  3,299,288             3,432,485             1,329,926              (353,324)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 3,340,977             3,454,620             1,366,501              (354,708)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      3,412,214             3,503,328             1,347,537              (353,545)
Net Assets Beginning Balance                                   0                     0                     0               353,545
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,412,214  $          3,503,328  $          1,347,537  $                  0
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2001
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (8,966)              (10,685)               (8,105)               (2,038)
 Transaction Charges                                      (3,384)               (4,034)               (3,061)                 (772)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (12,350)              (14,719)              (11,166)               (2,810)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               5,521                 9,645                14,192                 3,810
 Net Unrealized Gains (Losses)                            49,493                61,471                45,718                14,238
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              55,014                71,116                59,910                18,048
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                42,664                56,397                48,744                15,238
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,016                 3,172                 9,609                 3,327
 Transfers of Policy Loading, Net                         (7,846)               (9,449)               (6,592)               (5,055)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                          59                    55               (29,935)                  (79)
 Transfers Due to Policy Loans                            (1,787)                2,400                (6,763)              (20,654)
 Transfers of Cost of Insurance                           (7,118)              (13,088)              (10,007)               (2,772)
 Transfers of Loan Processing Charges                        (50)                 (812)                 (234)                  (48)
 Transfers Among Investment Divisions                      4,943                22,918               135,012               143,929
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (9,783)                5,196                91,090               118,648
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                              32,881                61,593               139,834               133,886
                                                         975,982             1,160,676               796,195               164,361
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
                                            $          1,008,863  $          1,222,269  $            936,029  $            298,247
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2002                  2003                  2004                  2005
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (6,076)               (2,431)               (9,680)               (6,524)
 Transaction Charges                                      (2,295)                 (920)               (3,658)               (2,463)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (8,371)               (3,351)              (13,338)               (8,987)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               6,813                 5,427                38,160                10,438
 Net Unrealized Gains (Losses)                            48,467                22,626                73,112                69,622
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              55,280                28,053               111,272                80,060
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                46,909                24,702                97,934                71,073
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 6,610                28,786                18,132
 Transfers of Policy Loading, Net                         (4,924)                 (992)                  (60)               (4,530)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           1                   (75)                3,305                (8,291)
 Transfers Due to Policy Loans                            (9,150)              (15,991)              (28,232)                    0
 Transfers of Cost of Insurance                           (7,559)               (3,882)              (11,795)               (8,283)
 Transfers of Loan Processing Charges                        (37)                 (415)                 (109)                  (19)
 Transfers Among Investment Divisions                     65,946               130,100               208,675               (13,957)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    44,277               115,355               200,570               (16,948)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         91,186               140,057               298,504                54,125
Net Assets Beginning Balance                             620,003               211,188               954,766               709,126
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            711,189  $            351,245  $          1,253,270  $            763,251
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2006                  2007                  2008                  2009
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (2,228)               (1,059)               (2,939)                 (705)
 Transaction Charges                                        (842)                 (402)               (1,111)                 (266)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (3,070)               (1,461)               (4,050)                 (971)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1,717                   801                 3,163                 9,593
 Net Unrealized Gains (Losses)                            27,825                19,338                47,651                  (248)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              29,542                20,139                50,814                 9,345
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                26,472                18,678                46,764                 8,374
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                39,168                 1,717                38,579                16,681
 Transfers of Policy Loading, Net                           (919)                 (845)               (1,053)               (1,800)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (14)                  (93)                  (80)              (30,350)
 Transfers Due to Policy Loans                                 0                     0                (4,900)                    0
 Transfers of Cost of Insurance                           (1,902)               (1,181)               (3,846)               (1,535)
 Transfers of Loan Processing Charges                         (5)                  (18)                 (338)                    1
 Transfers Among Investment Divisions                         79               130,235               100,294                   (20)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    36,407               129,815               128,656               (17,023)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         62,879               148,493               175,420                (8,649)
Net Assets Beginning Balance                             234,452                32,876               243,741                90,000
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            297,331  $            181,369  $            419,161  $             81,351
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2010                  2011                  2013                  2014
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                     $                  0  $                  0
 Mortality and Expense Charges                            (4,808)               (1,691)               (1,378)              (28,105)
 Transaction Charges                                      (1,815)                 (637)                 (521)              (10,618)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (6,623)               (2,328)               (1,899)              (38,723)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              85,341                73,982                   479                23,472
 Net Unrealized Gains (Losses)                            (3,039)               49,240                31,648               651,287
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              82,302               123,222                32,127               674,759
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                75,679               120,894                30,228               636,036
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 5,603                 2,413                46,077               132,112
 Transfers of Policy Loading, Net                          7,604                (8,160)                3,553                (8,054)
 Transfers Due to Deaths                                  (1,244)                    0                     0                     0
 Transfers Due to Other Terminations                         375              (190,109)                  (33)                 (299)
 Transfers Due to Policy Loans                                 0                     0                     0               (10,631)
 Transfers of Cost of Insurance                           (4,517)               (2,471)               (1,587)              (31,084)
 Transfers of Loan Processing Charges                        (81)                   13                   (51)                 (765)
 Transfers Among Investment Divisions                   (100,379)              (75,903)                6,517               461,780
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (92,639)             (274,217)               54,476               543,059
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (16,960)             (153,323)               84,704             1,179,095
Net Assets Beginning Balance                             558,584               322,763               117,834             2,531,378
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            541,624  $            169,440  $            202,538  $          3,710,473
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         12,043,745  $          2,259,703  $            882,178  $            625,900
 Mortality and Expense Charges                        (1,751,522)             (338,561)             (118,016)              (83,645)
 Transaction Charges                                     (28,838)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        10,263,385             1,921,142               764,162               542,255
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (45,179)                    0                18,190               (69,537)
 Net Unrealized Gains (Losses)                         8,986,838                     0              (494,507)             (262,935)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)           8,941,659                     0              (476,317)             (332,472)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            19,205,044             1,921,142               287,845               209,783
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            70,164,840            57,111,336               274,240               441,258
 Transfers of Policy Loading, Net                      3,408,619             3,817,075               (65,305)              (45,661)
 Transfers Due to Deaths                                (813,683)             (279,751)              (18,739)              (40,588)
 Transfers Due to Other Terminations                  (2,808,710)             (380,432)              (76,682)             (101,534)
 Transfers Due to Policy Loans                        (2,600,351)           (1,084,294)              (52,385)              (42,333)
 Transfers of Cost of Insurance                       (3,101,640)             (629,669)             (140,278)             (119,430)
 Transfers of Loan Processing Charges                    (50,705)              (10,186)               (1,605)               (1,801)
 Transfers Among Investment Divisions                          0           (49,154,498)            2,922,480             2,331,559
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                64,198,370             9,389,581             2,841,726             2,421,470
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     83,403,414            11,310,723             3,129,571             2,631,253
Net Assets Beginning Balance                         155,520,908            32,871,637            11,703,850             8,125,727
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        238,924,322  $         44,182,360  $         14,833,421  $         10,756,980
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          2,849,273  $            474,609  $          2,134,807  $            991,648
 Mortality and Expense Charges                          (189,168)             (168,016)             (161,312)              (93,784)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         2,660,105               306,593             1,973,495               897,864
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                            (192,580)               76,061              (205,247)              (38,619)
 Net Unrealized Gains (Losses)                           677,575             2,799,507               511,360               263,711
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             484,995             2,875,568               306,113               225,092
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             3,145,100             3,182,161             2,279,608             1,122,956
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,079,423             1,942,040             1,309,262               764,317
 Transfers of Policy Loading, Net                        (43,754)              (21,164)              (65,905)              (51,806)
 Transfers Due to Deaths                                 (92,681)               (8,492)              (75,789)               (3,979)
 Transfers Due to Other Terminations                    (321,383)             (260,142)             (312,254)             (358,814)
 Transfers Due to Policy Loans                          (145,225)             (397,438)             (171,503)             (204,029)
 Transfers of Cost of Insurance                         (328,889)             (333,742)             (276,061)             (163,545)
 Transfers of Loan Processing Charges                     (5,535)               (6,120)               (4,502)               (4,660)
 Transfers Among Investment Divisions                  4,872,794             7,878,892             1,654,189             4,143,862
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 6,014,750             8,793,834             2,057,437             4,121,346
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      9,159,850            11,975,995             4,337,045             5,244,302
Net Assets Beginning Balance                          16,702,494            13,013,803            16,039,254             7,922,131
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         25,862,344  $         24,989,798  $         20,376,299  $         13,166,433
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             35,904  $            658,077  $            339,821  $             26,694
 Mortality and Expense Charges                           (18,240)             (216,109)              (61,936)               (6,067)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            17,664               441,968               277,885                20,627
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              88,450                51,512                16,557                 6,978
 Net Unrealized Gains (Losses)                           143,526             2,581,792               341,710                68,172
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             231,976             2,633,304               358,267                75,150
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               249,640             3,075,272               636,152                95,777
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               181,972             2,473,052               553,126                47,855
 Transfers of Policy Loading, Net                         (3,920)              (44,092)              (27,821)                   40
 Transfers Due to Deaths                                       0              (158,560)               (1,125)                    0
 Transfers Due to Other Terminations                     (55,127)             (514,227)             (209,048)                 (554)
 Transfers Due to Policy Loans                           (22,880)             (192,425)              (60,254)               (5,578)
 Transfers of Cost of Insurance                          (28,415)             (421,815)             (118,014)              (10,007)
 Transfers of Loan Processing Charges                       (167)               (6,017)               (2,108)                 (145)
 Transfers Among Investment Divisions                    291,252             3,487,282             2,554,987               650,138
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   362,715             4,623,198             2,689,743               681,749
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        612,355             7,698,470             3,325,895               777,526
Net Assets Beginning Balance                           1,627,177            20,342,494             5,247,662               366,959
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,239,532  $         28,040,964  $          8,573,557  $          1,144,485
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic
                                                    Equity                 Bond                  Value             International
                                                    Focus                  Focus                 Focus                 Bond
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             58,526  $             29,074  $            596,893  $             19,027
 Mortality and Expense Charges                           (55,091)               (3,779)             (118,246)               (2,285)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             3,435                25,295               478,647                16,742
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1,353                   347                54,169                (2,241)
 Net Unrealized Gains (Losses)                           266,897                 7,902             1,807,802                  (796)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             268,250                 8,249             1,861,971                (3,037)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               271,685                33,544             2,340,618                13,705
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               756,559                40,516             1,276,821                44,422
 Transfers of Policy Loading, Net                         (3,515)                  509                (5,302)                  902
 Transfers Due to Deaths                                 (33,903)                    0               (68,358)                 (877)
 Transfers Due to Other Terminations                     (41,605)                 (552)             (123,456)                1,893
 Transfers Due to Policy Loans                           (64,171)                    0               (76,540)                 (988)
 Transfers of Cost of Insurance                         (114,440)               (5,978)             (241,687)               (4,818)
 Transfers of Loan Processing Charges                     (1,964)                 (147)               (2,269)                  (41)
 Transfers Among Investment Divisions                  2,803,185               284,230             7,975,786               218,985
 Transfer of Merged Funds                                      0               367,255                     0              (367,255)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 3,300,146               685,833             8,734,995              (107,777)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      3,571,831               719,377            11,075,613               (94,072)
Net Assets Beginning Balance                           4,222,913               219,182             8,270,093                94,072
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          7,794,744  $            938,559  $         19,345,706  $                  0
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                  Developing              Special
                                                    Capital                Value
                                                 Markets Focus             Focus                 1996                  1997
                                                     Fund                  Fund                  Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             61,179  $                432  $                  0  $                  0
 Mortality and Expense Charges                           (36,040)               (4,712)                 (249)               (2,858)
 Transaction Charges                                           0                     0                   (91)               (1,075)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            25,139                (4,280)                 (340)               (3,933)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (20,703)                 (914)               10,567                 1,373
 Net Unrealized Gains (Losses)                           250,904                38,506                (9,400)               14,566
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             230,201                37,592                 1,167                15,939
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               255,340                33,312                   827                12,006
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               610,043                25,818                     0                 3,518
 Transfers of Policy Loading, Net                         11,064                 1,255                  (728)               (2,396)
 Transfers Due to Deaths                                 (30,841)                    0                     0                     0
 Transfers Due to Other Terminations                     (31,692)               (1,214)                  159                   (67)
 Transfers Due to Policy Loans                           (57,503)                    0                     0                 1,090
 Transfers of Cost of Insurance                          (64,681)               (7,114)                 (210)               (3,936)
 Transfers of Loan Processing Charges                       (863)                 (221)                   23                   (46)
 Transfers Among Investment Divisions                  1,835,923             1,615,438              (222,425)               65,390
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 2,271,450             1,633,962              (223,181)               63,553
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,526,790             1,667,274              (222,354)               75,559
Net Assets Beginning Balance                           2,407,606                     0               222,354               277,986
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          4,934,396  $          1,667,274  $                  0  $            353,545
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2001
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (8,548)               (9,461)               (6,622)                 (967)
 Transaction Charges                                      (3,218)               (3,562)               (2,493)                 (365)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (11,766)              (13,023)               (9,115)               (1,332)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               6,017                 5,854                12,442                   700
 Net Unrealized Gains (Losses)                            37,385                37,303                12,222                 4,215
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              43,402                43,157                24,664                 4,915
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                31,636                30,134                15,549                 3,583
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,729                 2,079                11,888                 1,320
 Transfers of Policy Loading, Net                         (7,282)               (9,924)               (4,276)                 (634)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (17,187)               13,021                   (80)               (9,468)
 Transfers Due to Policy Loans                               (34)                3,211               (12,327)                    0
 Transfers of Cost of Insurance                           (6,841)              (12,333)               (7,564)                 (930)
 Transfers of Loan Processing Charges                        (90)                 (606)                 (122)                  (44)
 Transfers Among Investment Divisions                    151,070               136,353                52,712               114,790
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   122,365               131,801                40,231               105,034
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        154,001               161,935                55,780               108,617
Net Assets Beginning Balance                             821,981               998,741               740,415                55,744
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            975,982  $          1,160,676  $            796,195  $            164,361
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2002                  2003                  2004                  2005
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (4,865)               (1,249)               (7,310)               (7,624)
 Transaction Charges                                      (1,836)                 (471)               (2,753)               (2,871)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (6,701)               (1,720)              (10,063)              (10,495)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               3,431                   936                17,968                48,027
 Net Unrealized Gains (Losses)                            10,227                 4,471               (10,934)              (65,787)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              13,658                 5,407                 7,034               (17,760)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 6,957                 3,687                (3,029)              (28,255)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 9,067                24,881                21,785
 Transfers of Policy Loading, Net                         (2,544)                 (127)               (5,811)               (3,031)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (335)                  (86)               17,456               (23,693)
 Transfers Due to Policy Loans                            (3,280)                    0                (3,357)               (2,263)
 Transfers of Cost of Insurance                           (6,687)               (2,134)              (11,301)               (8,848)
 Transfers of Loan Processing Charges                        (65)                 (369)                 (254)                  (38)
 Transfers Among Investment Divisions                    429,537                95,804               127,953               115,644
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   416,626               102,155               149,567                99,556
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        423,583               105,842               146,538                71,301
Net Assets Beginning Balance                             196,420               105,346               808,228               637,825
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            620,003  $            211,188  $            954,766  $            709,126
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2006                  2007                  2008                  2009
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (1,207)                 (282)               (1,849)                 (689)
 Transaction Charges                                        (456)                 (107)                 (697)                 (259)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (1,663)                 (389)               (2,546)                 (948)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 655                   202                 2,072                   542
 Net Unrealized Gains (Losses)                             3,403                  (764)               (4,484)               (1,142)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)               4,058                  (562)               (2,412)                 (600)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 2,395                  (951)               (4,958)               (1,548)
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,301                33,415                     0
 Transfers of Policy Loading, Net                           (506)                 (218)                  556                  (158)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (15)                   (2)                  (65)                  (22)
 Transfers Due to Policy Loans                                 0                     0                 1,630                     0
 Transfers of Cost of Insurance                           (1,015)                 (385)               (2,980)               (1,195)
 Transfers of Loan Processing Charges                        (23)                   (1)                 (304)                   (4)
 Transfers Among Investment Divisions                    162,335                     2                22,434                20,781
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   160,776                   697                54,686                19,402
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        163,171                  (254)               49,728                17,854
Net Assets Beginning Balance                              71,281                33,130               194,013                72,146
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            234,452  $             32,876  $            243,741  $             90,000
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2010                  2011                  2013                  2014
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (3,648)               (2,818)                 (822)              (15,447)
 Transaction Charges                                      (1,376)               (1,061)                 (310)               (5,837)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (5,024)               (3,879)               (1,132)              (21,284)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              (1,501)                3,521                 2,269                55,970
 Net Unrealized Gains (Losses)                             5,242              (124,824)               (1,550)               75,563
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)               3,741              (121,303)                  719               131,533
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                (1,283)             (125,182)                 (413)              110,249
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,719                 2,406                47,499                68,173
 Transfers of Policy Loading, Net                          4,058                (1,867)                4,531               (13,624)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (218)                  (13)                   26                (1,298)
 Transfers Due to Policy Loans                            (7,845)                    0                   370                     0
 Transfers of Cost of Insurance                           (3,366)               (3,609)               (1,853)              (17,870)
 Transfers of Loan Processing Charges                        (48)                   (6)                  (69)                 (288)
 Transfers Among Investment Divisions                    266,394               108,244                   120             1,986,378
 Transfer of Merged Funds                                      0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   261,694               105,155                50,624             2,021,471
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        260,411               (20,027)               50,211             2,131,720
Net Assets Beginning Balance                             298,173               342,790                67,623               399,658
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            558,584  $            322,763  $            117,834  $          2,531,378
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                        Divisions Investing In
                                                                  -----------------------------------------------------------------
                                                                                             Intermediate            Long-Term
                                                     Total                 Money              Government             Corporate
                                                   Separate               Reserve                Bond                  Bond
                                                    Account              Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          7,040,646  $          2,042,506  $            590,260  $            471,729
 Mortality and Expense Charges                        (1,098,797)             (276,122)              (77,890)              (60,109)
 Transaction Charges                                     (18,263)                    0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         5,923,586             1,766,384               512,370               411,620
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                            (309,482)                    0              (161,089)              (84,296)
 Net Unrealized Gains (Losses)                        10,659,883                     0               967,267               831,382
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)          10,350,401                     0               806,178               747,086
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            16,273,987             1,766,384             1,318,548             1,158,706
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            57,600,863            48,585,875               237,242               206,770
 Transfers of Policy Loading, Net                      2,992,695             3,263,562               (47,077)              (58,349)
 Transfers Due to Deaths                              (1,461,703)              (89,375)             (242,713)             (243,177)
 Transfers Due to Other Terminations                  (2,139,618)             (281,643)              (15,301)             (159,890)
 Transfers Due to Policy Loans                        (1,721,984)             (662,050)              (21,269)              (22,813)
 Transfers of Cost of Insurance                       (2,101,569)             (539,265)              (95,544)              (78,535)
 Transfers of Loan Processing Charges                    (28,928)               (4,005)               (2,139)               (1,110)
 Transfers Among Investment Divisions                          0           (45,681,956)            5,740,096             2,729,204
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                53,139,756             4,591,143             5,553,295             2,372,100
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     69,413,743             6,357,527             6,871,843             3,530,806
Net Assets Beginning Balance                          86,107,165            26,514,110             4,832,007             4,594,921
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        155,520,908  $         32,871,637  $         11,703,850  $          8,125,727
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------

                                                    Capital               Growth               Multiple                High
                                                     Stock                 Stock               Strategy                Yield
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            702,946  $            332,737  $          1,029,923  $            530,868
 Mortality and Expense Charges                          (109,563)              (73,632)             (120,845)              (48,511)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           593,383               259,105               909,078               482,357
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (57,970)              (58,237)             (148,847)              (47,719)
 Net Unrealized Gains (Losses)                         1,648,314             2,148,543             1,270,564               250,744
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)           1,590,344             2,090,306             1,121,717               203,025
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             2,183,727             2,349,411             2,030,795               685,382
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,137,847             1,068,231             1,066,156               579,214
 Transfers of Policy Loading, Net                        (62,080)                6,422               (44,104)                3,154
 Transfers Due to Deaths                                (306,000)              (10,301)              (65,938)               (2,080)
 Transfers Due to Other Terminations                    (273,101)              (97,817)             (337,461)              (42,371)
 Transfers Due to Policy Loans                          (216,960)             (102,930)              (92,141)              (72,558)
 Transfers of Cost of Insurance                         (192,230)             (159,365)             (203,001)             (105,754)
 Transfers of Loan Processing Charges                     (2,660)               (2,120)               (2,802)               (2,953)
 Transfers Among Investment Divisions                  7,075,715             5,643,336             3,815,780             4,138,536
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 7,160,531             6,345,456             4,136,489             4,495,188
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      9,344,258             8,694,867             6,167,284             5,180,570
Net Assets Beginning Balance                           7,358,236             4,318,936             9,871,970             2,741,561
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         16,702,494  $         13,013,803  $         16,039,254  $          7,922,131
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                                                                                      Global
                                                    Natural               Global                                      Utility
                                                   Resources             Strategy              Balanced                Focus
                                                   Portfolio             Portfolio             Portfolio               Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             23,752  $            808,709  $            274,872  $              7,374
 Mortality and Expense Charges                           (12,008)             (159,374)              (37,964)               (1,669)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            11,744               649,335               236,908                 5,705
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              47,638                56,413               (36,077)                2,396
 Net Unrealized Gains (Losses)                            74,639               917,790               540,526                41,816
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             122,277               974,203               504,449                44,212
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               134,021             1,623,538               741,357                49,917
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               173,219             2,484,243               437,292                12,013
 Transfers of Policy Loading, Net                           (227)               (1,635)              (32,229)               (1,185)
 Transfers Due to Deaths                                       0              (257,767)             (244,352)                    0
 Transfers Due to Other Terminations                     (27,497)             (449,161)              (88,275)                 (305)
 Transfers Due to Policy Loans                           (11,517)             (299,628)              (12,334)                    0
 Transfers of Cost of Insurance                          (25,805)             (358,387)              (80,463)               (3,959)
 Transfers of Loan Processing Charges                       (319)               (4,268)               (1,398)                  (34)
 Transfers Among Investment Divisions                    365,584             3,046,233             1,511,909               246,773
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   473,438             4,159,630             1,490,150               253,303
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        607,459             5,783,168             2,231,507               303,220
Net Assets Beginning Balance                           1,019,718            14,559,326             3,016,155                63,739
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          1,627,177  $         20,342,494  $          5,247,662  $            366,959
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                 International            Global                 Basic
                                                    Equity                 Bond                  Value             International
                                                    Focus                  Focus                 Focus                 Bond
                                                     Fund                  Fund                  Fund                  Fund
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             87,517  $              8,615  $            106,693  $              8,339
 Mortality and Expense Charges                           (23,269)                 (756)              (34,416)                 (909)
 Transaction Charges                                           0                     0                     0                     0
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            64,248                 7,859                72,277                 7,430
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (50,146)                   23                 2,816                 1,587
 Net Unrealized Gains (Losses)                           207,950                 6,982               824,592                 1,447
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             157,804                 7,005               827,408                 3,034
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               222,052                14,864               899,685                10,464
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               484,768                18,466               527,518                12,428
 Transfers of Policy Loading, Net                         (7,642)                  825                (2,243)                 (784)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                    (123,171)                 (121)              (59,804)               (2,748)
 Transfers Due to Policy Loans                           (98,219)                9,020               (13,838)                7,037
 Transfers of Cost of Insurance                          (67,572)               (1,412)              (88,195)               (3,757)
 Transfers of Loan Processing Charges                       (704)                  (83)               (1,106)                  (86)
 Transfers Among Investment Divisions                  1,625,203               125,435             5,642,607               (13,353)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 1,812,663               152,130             6,004,939                (1,263)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,034,715               166,994             6,904,624                 9,201
Net Assets Beginning Balance                           2,188,198                52,188             1,365,469                84,871
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          4,222,913  $            219,182  $          8,270,093  $             94,072
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------
                                                  Developing
                                                   Capital
                                                 Markets Focus             1995                  1996                  1997
                                                     Fund                  Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             13,806  $                  0  $                  0  $                  0
 Mortality and Expense Charges                           (13,411)               (1,483)               (1,358)               (1,725)
 Transaction Charges                                           0                  (558)                 (514)                 (652)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                               395                (2,041)               (1,872)               (2,377)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (43,247)               12,157                   789                   310
 Net Unrealized Gains (Losses)                            31,160                (1,196)                8,972                16,365
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)             (12,087)               10,961                 9,761                16,675
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               (11,692)                8,920                 7,889                14,298
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               446,742                     0                 6,557                 2,609
 Transfers of Policy Loading, Net                          6,365                (1,240)                  186                   237
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (24,891)               (5,133)                 (118)                 (168)
 Transfers Due to Policy Loans                           (17,128)                    0                (9,116)                    0
 Transfers of Cost of Insurance                          (39,732)               (1,291)               (1,698)               (2,572)
 Transfers of Loan Processing Charges                     (2,002)                   10                   (40)                  (26)
 Transfers Among Investment Divisions                    567,104              (117,487)              178,394               231,794
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   936,458              (125,141)              174,165               231,874
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        924,766              (116,221)              182,054               246,172
Net Assets Beginning Balance                           1,482,840               116,221                40,300                31,814
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,407,606  $                  0  $            222,354  $            277,986
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     1998                  1999                  2000                  2001
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (7,049)               (7,718)               (5,481)                 (915)
 Transaction Charges                                      (2,664)               (2,917)               (2,070)                 (345)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (9,713)              (10,635)               (7,551)               (1,260)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              12,007                 9,541                 1,741                12,302
 Net Unrealized Gains (Losses)                            83,423               113,158                98,041                 4,321
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              95,430               122,699                99,782                16,623
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                85,717               112,064                92,231                15,363
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 1,898                 3,995                23,896                 1,194
 Transfers of Policy Loading, Net                        (17,373)               (3,399)               (2,494)                 (381)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                    (132,812)                 (540)                  110                     3
 Transfers Due to Policy Loans                                 7               (60,000)               (2,825)               (3,268)
 Transfers of Cost of Insurance                           (7,052)               (9,302)               (7,926)               (1,541)
 Transfers of Loan Processing Charges                        (95)                 (243)                 (205)                   (1)
 Transfers Among Investment Divisions                    777,277               802,185               350,856                (5,671)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   621,850               732,696               361,412                (9,665)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        707,567               844,760               453,643                 5,698
Net Assets Beginning Balance                             114,414               153,981               286,772                50,046
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            821,981  $            998,741  $            740,415  $             55,744
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2002                  2003                  2004                  2005
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (1,352)                 (911)               (6,222)               (4,063)
 Transaction Charges                                        (511)                 (344)               (2,348)               (1,537)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (1,863)               (1,255)               (8,570)               (5,600)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 385                 6,784                30,917                 1,337
 Net Unrealized Gains (Losses)                            29,570                17,905               150,791               113,569
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              29,955                24,689               181,708               114,906
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                28,092                23,434               173,138               109,306
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                     0                30,500                10,212
 Transfers of Policy Loading, Net                           (831)                  217                (3,307)                  460
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (63)                  (59)                 (226)                  245
 Transfers Due to Policy Loans                                 0                     0               (10,000)                    0
 Transfers of Cost of Insurance                           (1,137)               (1,521)               (8,914)               (4,000)
 Transfers of Loan Processing Charges                        (10)                   (9)                 (204)                  (54)
 Transfers Among Investment Divisions                     72,433                77,361               219,263               491,998
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    70,392                75,989               227,112               498,861
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         98,484                99,423               400,250               608,167
Net Assets Beginning Balance                              97,936                 5,923               407,978                29,658
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            196,420  $            105,346  $            808,228  $            637,825
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2006                  2007                  2008                  2009
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                              (540)                 (221)                 (614)                 (898)
 Transaction Charges                                        (204)                  (83)                 (233)                 (338)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                              (744)                 (304)                 (847)               (1,236)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                 293                   163                 3,614                20,240
 Net Unrealized Gains (Losses)                            17,073                 7,219                17,580                16,726
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              17,366                 7,382                21,194                36,966
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                16,622                 7,078                20,347                35,730
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,010                20,456                 5,576
 Transfers of Policy Loading, Net                           (472)                 (226)                  735                  (225)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (10)                  (17)                 (122)                   48
 Transfers Due to Policy Loans                                 0                     0                (7,000)                    0
 Transfers of Cost of Insurance                             (468)                 (401)               (1,408)                 (719)
 Transfers of Loan Processing Charges                         (2)                   (3)                  (19)                    7
 Transfers Among Investment Divisions                      4,258                24,705               154,313              (120,220)
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     3,306                25,068               166,955              (115,533)
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         19,928                32,146               187,302               (79,803)
Net Assets Beginning Balance                              51,353                   984                 6,711               151,949
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $             71,281  $             33,130  $            194,013  $             72,146
                                            ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                            Divisions Investing In
                                            ---------------------------------------------------------------------------------------


                                                     2010                  2011                  2013                  2014
                                                     Trust                 Trust                 Trust                 Trust
                                            --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (2,316)               (2,403)                 (525)               (2,555)
 Transaction Charges                                        (875)                 (907)                 (198)                 (965)
                                            --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (3,191)               (3,310)                 (723)               (3,520)
                                            --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              87,387                 2,349                12,386                52,571
 Net Unrealized Gains (Losses)                             5,161                98,680                14,348                84,461
                                            --------------------- --------------------- --------------------- ---------------------
  Net Realized and Unrealized Gains (Losses)              92,548               101,029                26,734               137,032
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                89,357                97,719                26,011               133,512
                                            --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,682                     0                   105                12,149
 Transfers of Policy Loading, Net                         (1,327)               (1,656)                 (847)                1,865
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (16,958)                  (81)                    2                  (162)
 Transfers Due to Policy Loans                                 0                     0                (2,454)                    0
 Transfers of Cost of Insurance                           (1,969)               (2,650)               (1,359)               (2,665)
 Transfers of Loan Processing Charges                        (18)                  (13)                 (189)                  (25)
 Transfers Among Investment Divisions                     67,414                92,008               (25,040)              145,953
                                            --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    49,824                87,608               (29,782)              157,115
                                            --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        139,181               185,327                (3,771)              290,627
Net Assets Beginning Balance                             158,992               157,463                71,394               109,031
                                            --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            298,173  $            342,790  $             67,623  $            399,658
                                            ===================== ===================== ===================== =====================







INDEPENDENT AUDITORS' REPORT


The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1997 and 1996, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



February 23, 1998

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1997 AND 1996
(Dollars in Thousands)


                                                                          1997                  1996
                                                                    --------------        --------------
ASSETS
------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1997 - $2,927,562; 1996 - $3,232,643)            $  3,008,608          $  3,301,588
 Equity securities, at estimated fair value
   (cost: 1997 - $72,599; 1996 - $32,988)                                  73,612                35,977
 Trading account securities, at estimated fair value                       15,625                     -
 Mortgage loans                                                                 -                70,503
 Real estate held-for-sale                                                 31,805                28,851
 Policy loans on insurance contracts                                    1,118,139             1,092,071
                                                                    --------------        --------------
  Total Investments                                                     4,247,789             4,528,990
                                                                    --------------        --------------

CASH AND CASH EQUIVALENTS                                                  86,388                94,991
ACCRUED INVESTMENT INCOME                                                  78,224                86,186
DEFERRED POLICY ACQUISITION COSTS                                         365,105               366,461
REINSURANCE RECEIVABLES                                                     1,617                 2,642
AFFILIATED RECEIVABLES - NET                                                  166                     -
RECEIVABLES FROM SECURITIES SOLD                                           75,820                     -
OTHER ASSETS                                                               49,353                42,861
SEPARATE ACCOUNTS ASSETS                                                9,149,119             7,615,362
                                                                    --------------        --------------
TOTAL ASSETS                                                         $ 14,053,581          $ 12,737,493
                                                                    ==============        ==============



See notes to financial statements.






                                                                          1997                 1996
                                                                    --------------        --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $  4,188,110          $  4,480,048
   Claims and claims settlement expenses                                   50,574                39,666
                                                                    --------------        --------------
          Total policy liabilities and accruals                         4,238,684             4,519,714

 OTHER POLICYHOLDER FUNDS                                                  27,160                19,420
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                   15,374                18,773
 FEDERAL INCOME TAXES - DEFERRED                                            1,183                 6,714
 FEDERAL INCOME TAXES - CURRENT                                            24,438                20,968
 AFFILIATED PAYABLES - NET                                                      -                 6,164
 PAYABLES FOR SECURITIES PURCHASED                                         95,135                13,483
 OTHER LIABILITIES                                                         54,434                37,243
 SEPARATE ACCOUNTS LIABILITIES                                          9,149,119             7,605,194
                                                                    --------------        --------------
          Total Liabilities                                            13,605,527            12,247,673
                                                                    --------------        --------------

STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                       2,000                 2,000
 Additional paid-in capital                                               347,324               402,937
 Retained earnings                                                         80,735                79,387
 Accumulated other comprehensive income                                    17,995                 5,496
                                                                    --------------        --------------
          Total Stockholder's Equity                                      448,054               489,820
                                                                    --------------        --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $ 14,053,581          $ 12,737,493
                                                                    ==============        ==============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                          1997                 1996                  1995
                                                                    --------------        --------------        --------------
REVENUES:
 Investment revenue:
   Net investment income                                             $    308,702          $    336,661          $    376,166
   Net realized investment gains                                           13,289                 8,862                 4,525
 Policy charge revenue                                                    178,933               158,829               141,722
                                                                    --------------        --------------        --------------
        Total Revenues                                                    500,924               504,352               522,413
                                                                    --------------        --------------        --------------

BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                     209,542               235,255               261,760
 Market value adjustment expense                                            4,079                 6,071                 5,805
 Policy benefits (net of reinsurance recoveries: 1997 - $10,439;
    1996 - $8,317; 1995 - $6,482)                                          27,029                21,052                19,374
 Reinsurance premium ceded                                                 17,879                15,582                13,896
 Amortization of deferred policy acquisition costs                         72,111                62,036                58,669
 Insurance expenses and taxes                                              49,105                47,077                44,124
                                                                     -------------        --------------        --------------
        Total Benefits and Expenses                                       379,745               387,073               403,628
                                                                     -------------        --------------        --------------
               Earnings Before Federal Income Tax Provision               121,179               117,279               118,785
                                                                     -------------        --------------        --------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                   52,705                22,814                38,335
 Deferred                                                                 (12,261)               15,078                 3,968
                                                                    --------------        --------------        --------------
        Total Federal Income Tax Provision                                 40,444                37,892                42,303
                                                                    --------------        --------------        --------------

NET EARNINGS                                                         $     80,735          $     79,387          $     76,482
                                                                    ==============        ==============        ==============


See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
NET EARNINGS                                                         $     80,735          $     79,387          $     76,482
                                                                    --------------        --------------        --------------

OTHER COMPREHENSIVE INCOME, NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period         22,347               (79,749)              310,981
   Reclassification adjustment for gains included in net earnings         (12,390)               (8,622)               (4,351)
                                                                    --------------        --------------        --------------

   Net unrealized gains (losses) on investment securities                   9,957               (88,371)              306,630

   Adjustments for:
     Policyholder liabilities                                              10,094                58,415              (123,856)
     Deferred policy acquisition costs                                       (822)               12,411               (89,261)

 Income tax (expense) benefit related to items of
   other comprehensive income                                              (6,730)                6,141               (32,729)
                                                                    --------------        --------------        --------------

 Other comprehensive income, net of tax                                    12,499               (11,404)               60,784
                                                                    --------------        --------------        --------------

COMPREHENSIVE INCOME                                                 $     93,234          $     67,983          $    137,266
                                                                    ==============        ==============        ==============


See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)

                                                                                                     Accumulated
                                                                 Additional                             Other             Total
                                                 Common           paid-in           Retained        Comprehensive     stockholder's
                                                 stock            capital           earnings           Income             equity
                                             -------------     -------------     -------------     -------------      -------------
BALANCE, JANUARY 1, 1995                      $     2,000       $   535,450       $    66,005       $   (43,884)       $   559,571

 Dividend to Parent                                                 (33,995)          (66,005)                            (100,000)
 Net earnings                                                                          76,482                               76,482
 Other comprehensive income, net of tax                                                                  60,784             60,784
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1995                          2,000           501,455            76,482            16,900            596,837

 Dividend to Parent                                                 (98,518)          (76,482)                            (175,000)
 Net earnings                                                                          79,387                               79,387
 Other comprehensive income, net of tax                                                                 (11,404)           (11,404)
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1996                          2,000           402,937            79,387             5,496            489,820

 Dividend to Parent                                                 (55,613)          (79,387)                            (135,000)
 Net earnings                                                                          80,735                               80,735
 Other comprehensive income, net of tax                                                                  12,499             12,499
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1997                    $     2,000       $   347,324       $    80,735       $    17,995        $   448,054
                                             =============     =============     =============     =============      =============



See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
OPERATING ACTIVITIES:
 Net earnings                                                        $     80,735          $     79,387          $     76,482
  Adjustments to reconcile net earnings to net cash and cash equivalents provided (used) by operating activities:
    Amortization of deferred policy acquisition costs                      72,111                62,036                58,669
    Capitalization of policy acquisition costs                            (71,577)              (43,668)              (54,014)
    Amortization, (accretion) and depreciation of investments              (4,672)               (4,836)               (6,763)
    Net realized investment gains                                         (13,289)               (8,862)               (4,525)
    Interest credited to policyholders' account balances                  209,542               235,255               261,760
    Provision (benefit) for deferred Federal income tax                   (12,261)               15,078                 3,968
    Changes in operating assets and liabilities:
      Accrued investment income                                             7,962                 5,756                 3,191
      Claims and claims settlement expenses                                10,908                 9,854                 3,635
      Federal income taxes - current                                        3,470                13,935                 4,759
      Other policyholder funds                                              7,740                 5,813                (7,614)
      Liability for guaranty fund assessments                              (3,399)               (2,371)               (3,630)
      Affiliated payables                                                  (6,330)                3,735                 5,542
    Policy loans on insurance contracts                                   (26,068)              (52,804)              (54,054)
    Trading account securities                                            (14,928)                    -                     -
    Other, net                                                             11,721                (2,393)              (12,280)
                                                                    --------------        --------------        --------------
            Net cash and cash equivalents provided
                by operating activities                                   251,665               315,915                275,126
                                                                    --------------        --------------        ---------------

INVESTING ACTIVITIES:
   Sales of available-for-sale securities                                 846,041               847,091                620,853
   Maturities of available-for-sale securities                            595,745               536,449                570,923
   Purchases of available-for-sale securities                          (1,156,222)             (956,840)              (816,564)
   Mortgage loans principal payments received                              68,864                22,789                 30,767
   Purchases of mortgage loans                                             (5,375)                    -                 (3,608)
   Sales of real estate held-for-sale                                       6,060                 5,407                  9,710
   Improvements to real estate held-for-sale                                    -                     -                   (683)
   Recapture of investment in Separate Accounts                            11,026                 8,829                  6,559
   Investment in Separate Accounts                                            (21)              (10,063)                  (377)
                                                                    --------------        --------------        ---------------
            Net cash and cash equivalents provided
                by investing activities                                   366,118               453,662                417,580
                                                                    --------------        --------------        ---------------





See notes to financial statements.                                 (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Concluded) (Dollars In Thousands)

                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $   (135,000)         $   (175,000)         $   (100,000)
   Policyholders' account balances:
       Deposits                                                         1,101,934               542,062               567,430
       Withdrawals (including transfers to/from Separate Accounts)     (1,593,320)           (1,090,572)           (1,250,299)
                                                                    --------------        --------------        --------------
           Net cash and cash equivalents used
               by financing activities                                   (626,386)             (723,510)             (782,869)
                                                                    --------------        --------------        --------------

  NET INCREASE (DECREASE) IN CASH AND
    CASH EQUIVALENTS                                                       (8,603)               46,067               (90,163)

CASH AND CASH EQUIVALENTS
  Beginning of year                                                        94,991                48,924               139,087
                                                                    --------------         -------------         -------------
  End of year                                                        $     86,388           $    94,991           $    48,924
                                                                    ==============         =============         =============

Supplementary Disclosure of Cash Flow Information:
   Cash paid to affiliates for:
     Federal Federal iincome taxes                                   $     49,235          $      8,880          $     33,576
     Interest                                                                 842                   988                 1,310



See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance
Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
 (Dollars in Thousands)


 NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Reporting: Merrill Lynch Life Insurance Company (the
"Company") is a wholly-owned subsidiary of Merrill Lynch
Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("Merrill Lynch & Co.").

The Company sells non-participating life insurance and annuity products which comprise one business segment. The primary products that the Company currently markets are variable life insurance, variable annuities, market value adjusted annuities, and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products           4.00% -  5.70%
 Interest-sensitive deferred annuities      3.55% -  8.77%
 Immediate annuities                        3.00% - 10.00%

These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

Liabilities for unpaid claims equal the death benefit for those claims which have been reported to the Company and an estimate based upon prior experience for those claims which are unreported as of the valuation date.

Reinsurance: In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $635 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 1997, the Company had life insurance inforce that was ceded to other life insurance companies of $2,879,306.

The Company entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system. At December 31, 1997, the Company's quota share of variable annuity premiums related to this agreement was $35 million.

Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance, that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 9.01%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                         1997            1996            1995
                     ------------   ------------    ------------

Beginning balance     $  112,249     $  124,833      $  133,388
Capitalized  amounts       5,077          5,077          13,708
Interest accrued           9,653         10,669          11,620
Amortization             (24,727)       (28,330)        (33,883)
                     ------------   ------------    ------------
Ending balance        $  102,252     $  112,249      $  124,833
                     ============   ============    ============

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                   1998      11,030
                   1999       9,927
                   2000       8,935
                   2001       8,041
                   2002       7,237

Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

During the first quarter 1997, the Company terminated its interest rate swap contracts that were carried at estimated fair value and recorded as a component of fixed maturity securities. Interest income and realized and unrealized gains and losses were recorded on the same basis as fixed maturity securities available-for-sale.

As of December 31, 1997, the Company had no mortgage loans outstanding. Mortgage loans were stated at unpaid principal balances, net of valuation allowances. Such valuation allowances were based on the decline in value expected to be realized on mortgage loans that may not be collectible in full. In establishing valuation allowances, management considered, among other things, the estimated fair value of the underlying collateral.

The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may be different from the accrual interest rate of the loan for certain outstanding mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains or losses.

Real estate held-for-sale, is stated at estimated fair value less estimated selling costs.

Policy loans on insurance contracts are stated at unpaid principal balances.

Investments in limited partnerships are carried at cost.

Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

Statements of Comprehensive Income: During 1997, the Company adopted SFAS No. 130, "Reporting Comprehensive Income" ("SFAS
No. 130"). SFAS No. 130 defines comprehensive income as all non-owner changes in equity during a period. Comprehensive income is reported in the Statements of Comprehensive Income included in the financial statements for the years ended
December 31, 1997, 1996 and 1995.

Statements of Cash Flows: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

Reclassifications: To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                          1997                 1996
                                                                    --------------        --------------
  Assets:
   Fixed maturity securities:
    Securities (1)                                                   $  3,008,608          $  3,301,858
    Interest rate swaps (2)                                                     -                  (270)
                                                                    --------------         -------------
      Total fixed maturity securities                                   3,008,608             3,301,588
                                                                    --------------         -------------

   Equity securities (1)                                                   73,612                35,977
   Trading account securities (1)                                          15,625                     -
   Mortgage loans (3)                                                           -                70,503
   Policy loans on insurance contracts (4)                              1,118,139             1,092,071
   Cash and cash equivalents (5)                                           86,388                94,991
   Separate Accounts assets (6)                                         9,149,119             7,615,362
                                                                    --------------        --------------

Total financial instruments recorded as assets                       $ 13,451,491          $ 12,210,492
                                                                    ==============        ==============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1997 and 1996, securities without a readily ascertainable market value, having an amortized cost of $389,728 and $338,515, had an estimated fair value of $396,253 and $348,066, respectively.

 (2) Estimated fair values for the Company's interest rate swaps are based on a discounted cash flow model.

 (3) The estimated fair value of mortgage loans approximates the carrying value.

 (4) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (5) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (6) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                          1997
                                             -------------------------------------------------------------------
                                                 Cost /            Gross            Gross            Estimated
                                               Amortized         Unrealized       Unrealized           Fair
                                                 Cost              Gains            Losses             Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,412,171       $    73,318       $     6,963       $ 2,478,526
   Mortgage-backed securities                     339,015            12,320               224           351,111
   U.S. Government and agencies                   119,107             2,767               111           121,763
   Foreign governments                             36,585               198             1,125            35,658
   Municipals                                      20,684               866                 -            21,550
                                             -------------     -------------     -------------     -------------

      Total fixed maturity securities         $ 2,927,562       $    89,469       $     8,423       $ 3,008,608
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $    67,845       $     1,187       $       185       $    68,847
   Common stocks                                    4,754                11                 -             4,765
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $    72,599       $     1,198       $       185       $    73,612
                                             =============     =============     =============     =============


                                                                             1996
                                             -------------------------------------------------------------------
                                                  Cost /           Gross            Gross            Estimated
                                               Amortized        Unrealized        Unrealized           Fair
                                                  Cost             Gains            Losses            Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,652,225       $    67,590       $    11,765       $ 2,708,050
   Mortgage-backed securities                     503,997            12,447             1,948           514,496
   U.S. Government and agencies                    54,386             2,303               158            56,531
   Foreign governments                             18,111               182               140            18,153
   Municipals                                       3,924               434                 -             4,358
                                             -------------     -------------     -------------     -------------

      Total fixed maturity securities         $ 3,232,643       $    82,956       $    14,011       $ 3,301,588
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $    30,554       $     2,983       $        85       $    33,452
   Common stocks                                    2,434                91                 -             2,525
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $    32,988       $     3,074       $        85       $    35,977
                                             =============     =============     =============     =============

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by contractual maturity were:

                                                                   Estimated
                                                  Amortized          Fair
                                                     Cost            Value
                                               -------------    --------------

  Fixed maturity securities:
   Due in one year or less                      $   224,663      $    225,887
   Due after one year through five years          1,343,383         1,380,248
   Due after five years through ten years           740,784           764,272
   Due after ten years                              279,717           287,090
                                               -------------    --------------
                                                  2,588,547         2,657,497
   Mortgage-backed securities                       339,015           351,111
                                               -------------    --------------

    Total fixed maturity securities             $ 2,927,562      $  3,008,608
                                               =============    ==============

Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by rating agency equivalent were:

                                                                   Estimated
                                                  Amortized           Fair
                                                    Cost              Value
                                               -------------     -------------
 AAA                                            $   623,503       $   642,188
 AA                                                 169,805           172,454
 A                                                  926,398           950,610
 BBB                                              1,046,614         1,080,036
 Non-investment grade                               161,242           163,320
                                               -------------     -------------

   Total fixed maturity securities              $ 2,927,562       $ 3,008,608
                                               =============     =============

The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from securities classified as available-for-sale had actually been realized, with corresponding credits or charges reported directly to stockholder's equity. The following reconciles the net unrealized investment gain on investment securities classified as available- for-sale as of December 31:

                                                                          1997                 1996
                                                                    --------------        --------------
 Assets:
  Fixed maturity securities                                          $     81,046          $     68,945
  Equity securities                                                         1,013                 2,989
  Deferred policy acquisition costs                                        (5,452)               (4,630)
  Separate Accounts assets                                                      -                   168
                                                                    --------------        --------------
                                                                           76,607                67,472
                                                                    --------------        --------------

 Liabilities:
  Policyholders' account balances                                          48,923                59,017
  Federal income taxes - deferred                                           9,689                 2,959
                                                                    --------------        --------------
                                                                           58,612                61,976
                                                                    --------------        --------------
 Stockholder's equity:
Net unrealized investment gain on investment securities              $     17,995          $      5,496
                                                                    ==============        ==============

During the third quarter 1997, the Company provided $15,000 initial funding for a trading portfolio, composed of convertible debt and equity securities. The net unrealized holdings gains on trading account securities earned as of December 31, 1997, and included in net realized investment gains are $520.

During the first quarter 1997, the Company terminated its interest rate swap contracts which it held for the purpose of minimizing exposure to fluctuations in interest rates related to specific investment securities held. The notional amount of such swaps outstanding at December 31 1996 was approximately $9,000. The swaps were transacted with investment grade counterparties. As of December 31, 1996, the Company's interest rate swap contracts were in a $270 unrealized loss position. During 1997, 1996 and 1995, there were no realized investment gains or losses recorded.

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
December 31 were:
                                        1997          1996         1995
                                     -----------  -----------  -----------
 Proceeds                             $ 846,041    $ 847,091    $ 620,853
 Gross realized investment gains         16,783       19,078       14,196
 Gross realized investment losses         7,193       10,749       10,813


The Company had investment securities with a carrying value of $26,508 and $27,726 that were deposited with insurance regulatory authorities at December 31, 1997 and 1996, respectively.

During 1997, the Company realized a $1,005 gain on the sale of its remaining investment in the Separate Accounts. At December 31, 1996, the Company had invested $10,168 in Separate Accounts,
including $168 of unrealized gains.   The investments in Separate
Accounts are for the purpose of providing original funding of certain mutual fund portfolios available as investment options to variable life and annuity policyholders.

At December 31, 1997, the Company held no mortgage loans on real estate. The carrying value and established valuation allowances of impaired mortgage loans on real estate as of December 31, 1996 were $44,239 and $17,652, respectively.

Additional information on impaired loans for the years ended
December 31 follows:

                                                1997         1996        1995
                                           -----------  -----------  -----------

 Average investment in impaired loans       $  30,945    $  79,668    $ 124,089
 Interest income recognized (cash-basis)        2,830        4,848        5,482

For the years ended December 31, 1997, 1996 and 1995, $7,891,
$28,555 and $1,300, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

Net investment income arose from the following sources for the years ended December 31:

                                                  1997          1996           1995
                                             ------------   ------------   ------------
 Fixed maturity securities                    $  236,325     $  266,916     $  305,648
 Equity securities                                 3,020          1,876          1,329
 Mortgage loans                                    4,627          9,764         12,250
 Real estate held-for-sale                         1,939            563            153
 Policy loans on insurance contracts              57,998          56,512         53,576
 Cash and cash equivalents                         9,570           6,710          8,463
 Other                                               709             899          1,753
                                             ------------    ------------   ------------

 Gross investment income                         314,188         343,240        383,172
 Less investment expenses                         (5,486)         (6,579)        (7,006)
                                             ------------    ------------   ------------

 Net investment income                        $  308,702      $  336,661     $  376,166
                                             ============    ============   ============

Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                                   1997           1996           1995
                                              ------------   ------------   ------------
  Fixed maturity securities                    $    6,149     $    4,690     $    1,908
  Equity securities                                 3,441          3,639          1,475
  Trading account securities                          697              -              -
  Investment in Separate Accounts                   1,005            106           (369)
  Mortgage loans                                    6,252            599            334
  Real estate held-for-sale                        (4,252)          (171)         1,177
  Cash and cash equivalents                            (3)            (1)             -
                                              ------------   ------------   ------------

  Net realized investment gains                $   13,289     $    8,862     $    4,525
                                              ============   ============   ============

 The following is a reconciliation of the change in valuation allowances that have been recorded to reflect other-than-temporary declines in estimated fair value of mortgage loans for the years ended December 31:

                 Balance at      Additions                     Balance at
                 Beginning      Charged to        Write -         End
                  of Year       Operations        Downs         of Year
                -----------    ------------    -----------    -----------

  Mortgage loans:
       1997      $  17,652      $        -      $  17,652      $       -
       1996         35,881               -         18,229         17,652
       1995         40,070               -          4,189         35,881


 The Company held no investments at December 31, 1997 which have been non-income producing for the preceding twelve months.

 The Company has committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1997, $4,744 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                      1997         1996         1995
                                                   ----------   ----------   ----------
  Provision for income taxes computed at Federal
    statutory rate                                  $ 42,413     $ 41,048     $ 41,575

  Increase (decrease) in income taxes resulting
   from:
    Dividend received deduction                       (1,969)      (3,135)        (532)
    Release of policyholders' surplus                      -            -        1,991
    Tax deductible interest                                -            -         (718)
    Other                                                  -          (21)         (13)
                                                   ----------   ----------   ----------
Federal income tax provision                        $ 40,444     $ 37,892     $ 42,303
                                                   ==========   ==========   ==========

 The Federal statutory rate for each of the three years in the period ended December 31, 1997 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                           1997                 1996                1995
                                                                    --------------        --------------        --------------
  Deferred policy acquisition costs                                  $     (2,422)         $     (5,770)         $     (2,179)
  Policyholders' account balances                                         (16,099)               15,004                    66
  Liability for guaranty fund assessments                                   1,190                   760                   249
  Investment adjustments                                                    5,070                 5,122                 5,563
  Other                                                                         -                   (38)                  269
                                                                    --------------        --------------        --------------
  Deferred Federal income tax
   provision (benefit)                                               $    (12,261)         $     15,078          $      3,968
                                                                    ==============        ==============        ==============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                          1997                  1996
                                                                    --------------        --------------
  Deferred tax assets:
   Policyholders' account balances                                   $     95,182          $     79,083
   Investment adjustments                                                     601                 5,671
   Liability for guaranty fund assessments                                  5,381                 6,571
                                                                    --------------        --------------
      Total deferred tax assets                                           101,164                91,325
                                                                    --------------        --------------

  Deferred tax liabilities:
   Deferred policy acquisition costs                                       88,670                91,092
   Net unrealized investment gain on investment securities                  9,689                 2,959
   Other                                                                    3,988                 3,988
                                                                    --------------        --------------
      Total deferred tax liabilities                                      102,347                98,039
                                                                    --------------        --------------

      Net deferred tax liability                                     $      1,183          $      6,714
                                                                    ================      ==============



 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,028, $43,515 and $41,729 for the years ended December 31, 1997, 1996 and 1995, respectively. The Company is allocated interest expense on its accounts payable to MLIG which approximates the daily Federal funds rate. Total intercompany interest paid was $842, $988 and $1,310 for 1997, 1996 and 1995, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,913, $2,279 and $2,635 for 1997, 1996 and 1995, respectively.

 MLAM and MLIG have entered into an agreement with respect to administrative services for the Merrill Lynch Series Fund, Inc. ("Series Fund") and Merrill Lynch Variable Series Funds, Inc. ("Variable Series Funds"). The Company invests in the various mutual fund portfolios of the Series Fund and the Variable Series Funds in connection with the variable life and annuities the Company has in-force. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM. The Company received from MLIG its allocable share of such compensation in the amount of $19,057, $16,514 and $13,293 during 1997, 1996 and
 1995, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $72,729, $42,639 and $43,984 for 1997, 1996 and 1995, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 During the first quarter 1997, the Company terminated its interest rate swap contracts which it entered into with Merrill Lynch Capital Services, Inc. ("MLCS") with a guarantee from Merrill Lynch & Co. At December 31, 1996, the notional amount of such interest rate swap contracts outstanding was $9,000. Net interest received from these interest rate swap contracts was $4, ($117), and $256 for 1997, 1996 and 1995, respectively.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 6.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1997, 1996, and 1995 the Company paid dividends of $135,000, $175,000, and $100,000, respectively, to MLIG. Of these stockholder's dividends, $110,030, $175,000 and $73,757, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner.

 At December 31, 1997 and 1996, approximately $24,304 and $24,970, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1997 and 1996, was $245,042 and $251,697,
 respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1997, 1996 and 1995 was $81,963, $93,532 and $121,451, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital which a life insurance company should have based upon that company's risk profile. As of December 31, 1997 and 1996, based on the RBC formula, the Company's total adjusted capital level was 394% and 403%, respectively, of the minimum amount of capital required to avoid regulatory action.

NOTE 7.   COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). During 1991, and to a lesser extent 1992, there were certain highly publicized life insurance insolvencies. The Company has utilized public information to estimate what future assessments it will incur as a result of these insolvencies. At December 31, 1997 and 1996, the Company has established an estimated liability for future guaranty fund assessments of $15,374 and $18,773, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

                           PART II. OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     The Insurance Company's By-Laws provide, in Article VI, Section 1, 2, 3 and 4, as follows:

     Section 1. Actions Other Than by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     Section 2. Actions by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

     Section 3. Right to Indemnification. To the extent that a director, officer of employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

     Section 4. Determination of Right to Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

     Merrill Lynch has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch with respect to such insurance policies.

ARKANSAS BUSINESS CORPORATION LAW

     In addition, Section 4-26-814 of the Arkansas Business Corporation Law generally provides that a corporation has the power to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgments, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

     Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The Prospectus consisting of 97 pages.

     Undertaking to file reports.
     Rule 484 Undertaking.
     Representation Pursuant to Section 26(e).
     The signatures.
     Written Consents of the Following Persons:
        (a) Barry G. Skolnick, Esq.
        (b) Joseph E. Crowne, Jr., F.S.A.

        (c) Sutherland, Asbill & Brennan LLP

        (d) Deloitte & Touche LLP, Independent Auditors

     The following exhibits:

1.A.  (1)              Resolution of the Board of Directors of Merrill Lynch Life
                       Insurance Company establishing the Separate Account
                       (Incorporated by Reference to Registrant's Post- Effective
                       Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                       April 29, 1997)
      (2)              Not applicable
      (3) (a)          Distribution Agreement between Merrill Lynch Life Insurance
                       Company and Merrill Lynch, Pierce, Fenner & Smith
                       Incorporated (Incorporated by Reference to Registrant's
                       Post-Effective Amendment No. 8 to Form S-6 Registration No.
                       33-55472 Filed April 29, 1997)
          (b)          Amended Sales Agreement between Merrill Lynch Life Insurance
                       Company and Merrill Lynch Life Agency Inc. (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 8 to
                       Form S-6 Registration No. 33-55472 Filed April 29, 1997)
          (c)          Schedules of Sales Commissions. See Exhibit A(3)(b)
          (d)          Indemnity Agreement between Merrill Lynch Life Insurance
                       Company and Merrill Lynch Life Agency, Inc. (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 8 to
                       Form S-6 Registration No. 33-55472 Filed April 29, 1997)
      (4)              Not applicable
      (5) (a) (1)      Flexible Premium Variable Life Insurance Policy
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 6 to Form S-6 Registration No. 33-41829 Filed
                       April 29, 1997)
              (2)      Flexible Premium Joint and Last Survivor Variable Life
                       Insurance Policy (Incorporated by Reference to Registrant's
                       Post-Effective Amendment No. 6 to Form S-6 Registration No.
                       33-41829 Filed April 29, 1997)
          (b) (1)      Backdating Endorsement (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 6 to Form S-6
                       Registration No. 33-41829 Filed April 29, 1997)
              (2) (a)  Guarantee of Insurability Rider for Flexible Premium
                       Variable Life Insurance Policy (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 6 to Form S-6
                       Registration No. 33-41829 Filed April 29, 1997)
                  (b)  Guarantee of Insurability Rider for Flexible Premium Joint
                       and Last Survivor Variable Life Insurance Policy
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 6 to Form S-6 Registration No. 33-41829 Filed
                       April 29, 1997)
              (3) (a)  Single Premium Immediate Annuity Rider for Flexible Premium
                       Variable Life Insurance Policy (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 6 to Form S-6
                       Registration No. 33-41829 Filed April 29, 1997)

                  (b)  Single Premium Immediate Annuity Rider for Flexible Premium
                       Joint and Last Survivor Variable Life Insurance Policy
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 6 to Form S-6 Registration No. 33-41829 Filed
                       April 29, 1997)
              (4)      Flexible Premium Joint and Last Survivor Partial Withdrawal
                       Rider for use with Flexible Premium Joint and Last Survivor
                       Variable Life Insurance Policy (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 6 to Form S-6
                       Registration No. 33-41829 Filed April 29, 1997)
              (5)      Flexible Premium Partial Withdrawal Rider for use with
                       Flexible Premium Variable Life Insurance Policy
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 6 to Form S-6 Registration No. 33-41829 Filed
                       April 29, 1997)
              (6)      Change of Insured Rider for use with Flexible Premium
                       Variable Life Insurance Policy (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 6 to Form S-6
                       Registration No. 33-41829 Filed April 29, 1997)
      (6) (a)          Articles of Amendment, Restatement, and Redomestication of
                       the Articles of Incorporation of Merrill Lynch Life
                       Insurance Company (Incorporated by Reference to Registrant's
                       Post-Effective Amendment No. 8 to Form S-6 Registration No.
                       33-55472 Filed April 29, 1997)
          (b)          Amended and Restated By-Laws of Merrill Lynch Life Insurance
                       Company (Incorporated by Reference to Registrant's
                       Post-Effective Amendment No. 8 to Form S-6 Registration No.
                       33-55472 Filed April 29, 1997)
      (7)              Not applicable
      (8) (a)          Agreement between Merrill Lynch Life Insurance Company and
                       Merrill Lynch Series Fund, Inc. (Incorporated by Reference
                       to Registrant's Post-Effective Amendment No. 8 to Form S-6
                       Registration No. 33-55472 Filed April 29, 1997)
          (b)          Agreement between Merrill Lynch Life Insurance Company and
                       Merrill Lynch Funds Distributor, Inc. (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 8 to
                       Form S-6 Registration No. 33-55472 Filed April 29, 1997)
          (c)          Agreement between Merrill Lynch Life Insurance Company and
                       Merrill Lynch, Pierce, Fenner & Smith Incorporated
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                       April 29, 1997)
          (d)          Participation Agreement among Merrill Lynch Life Insurance
                       Company, ML Life Insurance Company of New York and Monarch
                       Life Insurance Company (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 8 to Form S-6
                       Registration No. 33-55472 Filed April 29, 1997)
          (e)          Management Agreement between Merrill Lynch Life Insurance
                       Company and Merrill Lynch Asset Management, Inc.
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                       April 29, 1997)
          (f)          Form of Participation Agreement among Merrill Lynch Life
                       Insurance Company, ML Life Insurance Company of New York and
                       Family Life Insurance Company (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 8 to Form S-6
                       Registration No. 33-55472 Filed April 29, 1997)
          (g)          Form of Participation Agreement Among Merrill Lynch Life
                       Insurance Company, Alliance Capital Management L.P., and
                       Alliance Fund Distributors, Inc. (Incorporated by Reference
                       to Merrill Lynch Life Variable Annuity Separate Account A's
                       Post-Effective Amendment No. 10 to Form N-4 Registration No.
                       33-43773 Filed December 10, 1996)
          (h)          Form of Participation Agreement Among MFS Variable Insurance
                       Trust, Merrill Lynch Life Insurance Company, and
                       Massachusetts Financial Services Company (Incorporated by
                       Reference to Merrill Lynch Life Variable Annuity Separate
                       Account A's Post-Effective Amendment No. 10 to Form N-4
                       Registration No. 33- 43773 Filed December 10, 1996)

          (i)          Participation Agreement By and Among AIM Variable Insurance
                       Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                       Insurance Company (Incorporated by Reference to Merrill
                       Lynch Life Variable Annuity Separate Account A's Post-
                       Effective Amendment No. 11 to Form N-4 Registration No.
                       33-43773 Filed April 24, 1997)
      (9)              Service Agreement among Merrill Lynch Insurance Group, Inc.,
                       Family Life Insurance Company and Merrill Lynch Life
                       Insurance Company (Incorporated by Reference to Registrant's
                       Post-Effective Amendment No. 8 to Form S-6 Registration No.
                       33-55472 Filed April 29, 1997)
     (10) (a)          Variable Life Insurance Application(Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 6 to
                       Form S-6 Registration No. 33-41829 Filed April 29, 1997)
          (b)          Variable Life Insurance Supplemental Application 1
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 6 to Form S-6 Registration No. 33-41829 Filed
                       April 29, 1997)
          (c)          Application for Additional Payment for Variable Life
                       Insurance (Incorporated by Reference to Registrant's
                       Post-Effective Amendment No. 6 to Form S-6 Registration No.
                       33-41829 Filed April 29, 1997)
          (d)          Application for Reinstatement (Incorporated by Reference to
                       Registrant's Post-Effective Amendment No. 6 to Form S-6
                       Registration No. 33-41829 Filed April 29, 1997)
          (e)          Variable Life Insurance Application, Part 1 (Form No. A1016)
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 4 to Form S-6 Registration No. 33-41830 Filed
                       April 28, 1995)
          (f)          Variable Life Insurance Application, Part 2 (Form No. A1011)
                       (Incorporated by Reference to Registrant's Post-Effective
                       Amendment No. 4 to Form S-6 Registration No. 33-41830 Filed
                       April 28, 1995)
          (g)          Temporary Insurance Agreement (Form No. A1010) (Incorporated
                       by Reference to Registrant's Post-Effective Amendment No. 4
                       to Form S-6 Registration No. 33-41830 Filed April 28, 1995)
          (h)          Flexible Premium Variable Life Insurance Policy (Form No.
                       MFP87) (Incorporated by Reference to Registrant's
                       Post-Effective Amendment No. 4 to Form S-6 Registration No.
                       33-41830 Filed April 28, 1995)
          (i)          Flexible Premium Joint and Last Survivor Variable Life
                       Insurance Policy (Form No. MFPLS87) (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 4 to
                       Form S-6 Registration No. 33-41830 Filed April 28, 1995)
          (j)          Variable Life Insurance Application (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 8 to
                       Form S-6 Registration No. 33-55472 Filed April 29, 1997)
     (11) (a)          Memorandum describing Merrill Lynch Life Insurance Company's
                       Issuance, Transfer and Redemption Procedures (Incorporated
                       by Reference to Registrant's Post-Effective Amendment No. 2
                       to Form S-6 Registration No. 33-41830 Filed March 1, 1994)
          (b)          Supplement to Memorandum describing Merrill Lynch Life
                       Insurance Company's Issuance, Transfer and Redemption
                       Procedures (Incorporated by Reference to Registrant's
                       Post-Effective Amendment No. 8 to Form S-6 Registration No.
                       33-55472 Filed April 29, 1997)
2.                     See Exhibit 1.A.(5)
3.                     Opinion and Consent of Barry G. Skolnick, Esq. as to the
                       legality of the securities being registered (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 5 to
                       Form S-6 Registration No. 33-41830 Filed April 25, 1996)
4.                     Not applicable
5.                     Not applicable
6.                     Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to
                       actuarial matters pertaining to the securities being
                       registered

7.        (a)          Power of Attorney of Joseph E. Crowne, Jr. (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 2 to
                       Form S-6 Registration No. 33-55472 Filed March 1, 1994)
          (b)          Power of Attorney of David E. Dunford (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 2 to
                       Form S-6 Registration No. 33-55472 Filed March 1, 1994)
          (c)          Power of Attorney of Gail R. Farkas (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 6 to
                       Form S-6 Registration No. 33-55472 Filed February 29, 1996)
          (d)          Power of Attorney of John C.R. Hele (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 2 to
                       Form S-6 Registration No. 33-55472 Filed March 1, 1994)
          (e)          Power of Attorney of Allen N. Jones (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 2 to
                       Form S-6 Registration No. 33-55472 Filed March 1, 1994)
          (f)          Power of Attorney of Barry G. Skolnick (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 2 to
                       Form S-6 Registration No. 33-55472 Filed March 1, 1994)
          (g)          Power of Attorney of Anthony J. Vespa (Incorporated by
                       Reference to Registrant's Post-Effective Amendment No. 2 to
                       Form S-6 Registration No. 33-55472 Filed March 1, 1994)
 8.       (a)          Written Consent of Barry G. Skolnick, Esq.
          (b)          Written Consent of Joseph E. Crowne, Jr., F.S.A. (See
                       Exhibit 6)
          (c)          Written Consent of Sutherland, Asbill & Brennan LLP
          (d)          Written Consent of Deloitte & Touche LLP, Independent
                       Auditors

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Merrill Lynch Variable Life Separate Account, hereby certifies that this Post-Effective Amendment No. 7 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Plainsboro and the State of New Jersey, on the 22nd day of April 1998.


                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                                  (Registrant)

                    By: MERRILL LYNCH LIFE INSURANCE COMPANY
                                  (Depositor)

          Attest: /s/ EDWARD W. DIFFIN, JR.                          By: /s/ BARRY G. SKOLNICK
   ----------------------------------------------        -------------------------------------------------
                Edward W. Diffin, Jr.                                    Barry G. Skolnick
                   Vice President                                      Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 1998.


                      SIGNATURE                                              TITLE
                      ---------                                              -----

                          *                              Chairman of the Board, President, and Chief
-----------------------------------------------------    Executive Officer
                  Anthony J. Vespa

                          *                              Director, Senior Vice President, Chief
-----------------------------------------------------    Financial Officer, Chief Actuary, and
                Joseph E. Crowne, Jr.                    Treasurer

                          *                              Director, Senior Vice President, and Chief
-----------------------------------------------------    Investment Officer
                  David M. Dunford

                          *                              Director and Senior Vice President
-----------------------------------------------------
                   Gail R. Farkas

             *By: /s/ BARRY G. SKOLNICK                  In his own capacity as Director, Senior Vice
  ------------------------------------------------       President, General Counsel, Secretary and as
                  Barry G. Skolnick                      Attorney-In-Fact

                                 EXHIBIT INDEX


 6. Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to actuarial matters pertaining to the securities being registered
 8.(a)  Written Consent of Barry G. Skolnick, Esq.
 8.(c)  Written Consent of Sutherland, Asbill & Brennan LLP
 8.(d)  Written Consent of Deloitte & Touche LLP, Independent
        Auditors